Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.8%
Money Market Funds - 97.8%

199,980,413	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$199,980,413

	TOTAL SHORT TERM INVESTMENTS (Cost $199,980,413)	$199,980,413

	TOTAL INVESTMENTS (Cost $199,980,413) - 97.8%	$199,980,413

	Other Assets in Excess of Liabilities - 2.2%(b)	4,410,647

	TOTAL NET ASSETS - 100.0%	$204,391,060

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	$4,447,392 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2026

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable, net	Unrealized Appreciation

Copper	12/29/2026	80	$ 13,120,000	$(17,000)	$50,125

Cotton No. 2	3/8/2027	402	16,755,360	223,110	1,324,113

Gasoline RBOB	9/30/2026	53	6,307,816	(11,130)	658,189

NY Harbor ULSD	12/29/2016	28	4,268,880	25,284	223,612

Soybean	11/13/2026	491	29,153,125	(30,688)	1,255,346

Wheat	3/12/2027	620	20,901,750	(720,750)	1,116,738

WTI Crude	12/31/2016	49	3,745,560	15,680	34,016

			$ 94,252,491	$(515,494)	$4,662,139

All futures contracts held by Direxion BCS Fund Ltd.

Direxion GOOGL Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.2%
Web Search Portals, Libraries, Archives, and Other Information Services - 10.2%
600	Alphabet Inc. Class A	$213,678

	TOTAL COMMON STOCKS (Cost $200,231)	$213,678

SHORT TERM INVESTMENTS - 86.1%

319,794	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$319,794

1,480,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,480,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,799,794)	$1,799,794

	TOTAL INVESTMENTS (Cost $2,000,025) - 96.3% (b)	$2,013,472

	Other Assets in Excess of Liabilities - 3.7%	76,095

	TOTAL NET ASSETS - 100.0%	$2,089,567

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,480,000.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Alphabet Inc. Class A	SOFR + 0.9000%	Goldman Sachs	12/10/2026	5,081	$1,695,581	$113,236

Total return of Cboe GOOGL Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	25,608	2,003,221	(44,465)

					$3,698,802	$68,771

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 79.5%
Accommodation - 0.3%
2,909	Airbnb, Inc. Class A (a)	$440,772
1,582	Hilton Worldwide Holdings, Inc.	507,015
4,430	Host Hotels & Resorts, Inc.	111,326
2,071	Las Vegas Sands Corp.	101,251
1,521	Marriott International, Inc. Class C	567,074
1,338	MGM Resorts International (a)	59,635
584	Wynn Resorts Ltd.	57,997

		1,845,070

Administrative and Support Services - 1.9%
597	Allegion PLC ADR (Ireland)	93,968
3,214	Amcor PLC ADR (United Kingdom)	144,244
627	Ameriprise Financial, Inc.	342,242
2,780	Automatic Data Processing, Inc.	740,759
5,390	Booking Holdings, Inc.	1,039,731
809	Broadridge Financial Solutions, Inc.	124,546
453	Corpay, Inc. (a)	173,096
834	Equifax, Inc.	143,965
255	FactSet Research System, Inc.	67,116
465	Gartner, Inc. (a)	70,224
2,068	Iron Mountain, Inc.	252,958
1,101	Live Nation Entertainment, Inc. (a)	191,717
1,045	Moody’s Corp.	499,907
2,193	Paramount Skydance Corp.	17,456
1,454	Qnity Electronics, Inc.	190,736
2,040	Rollins, Inc.	77,459
1,735	Royal Caribbean Cruises Ltd. ADR (Liberia)	552,250
14,170	Uber Technologies, Inc. (a)	997,001
11,547	Visa, Inc. Class A	4,227,703
2,571	Waste Management, Inc.	582,460

		10,529,538

Air Transportation - 0.1%
4,547	Delta Air Lines, Inc.	397,590
3,400	Southwest Airlines Co.	152,898
2,258	United Continental Holdings, Inc. (a)	273,963

		824,451

Ambulatory Health Care Services - 0.1%
225	DaVita, Inc. (a)	54,020
571	Labcorp Holdings, Inc.	176,553
772	Quest Diagnostics, Inc.	179,884
8,100	Viatris, Inc.	142,236

		552,693

Amusement, Gambling, and Recreation Industries - 0.2%
12,081	The Walt Disney Co.	1,162,071

Apparel Manufacturing - 0.1%
2,367	Cintas Corp.	484,359
986	Deckers Outdoor Corp. (a)	95,524
273	Ralph Lauren Corp.	103,833

		683,716

Beverage and Tobacco Product Manufacturing - 0.9%
11,618	Altria Group, Inc.	793,858
968	Constellation Brands, Inc. Class A	126,063
9,467	Keurig Dr Pepper, Inc.	294,613
1,116	Molson Coors Brewing Co. Class B	46,381
4,965	Monster Beverage Corp. (a)	478,527
9,510	PepsiCo, Inc.	1,327,215
10,846	Philip Morris International, Inc.	2,069,634

		5,136,291

Broadcasting and Content Providers - 0.2%
582	Charter Communications, Inc. (a)	84,378
24,795	Comcast Corp. Class A	594,088
1,396	FOX Corp. Class A	81,289
966	FOX Corp. Class B	50,174
436	TKO Group Holdings, Inc.	79,269
17,248	Warner Bros Discovery, Inc. (a)	453,623

		1,342,821

Building Material and Garden Equipment and Supplies Dealers - 0.6%
3,896	Lowe’s Companies, Inc.	809,628
6,935	The Home Depot, Inc.	2,302,142
3,649	Tractor Supply Co.	112,280

		3,224,050

Chemical Manufacturing - 4.6%
12,296	AbbVie, Inc.	3,085,558
1,547	Air Products & Chemicals, Inc.	456,195
826	Albemarle Corp.	97,171
3,756	Amgen, Inc.	1,446,661
1,026	Biogen, Inc. (a)	208,227
1,089	Bio-Techne Corp.	78,506
14,207	Bristol-Myers Squibb Co.	927,859
1,068	CF Industries Holdings, Inc.	133,703
1,650	Church & Dwight Co., Inc.	163,036
842	Clorox Co.	80,436
5,568	Colgate-Palmolive Co.	508,358
948	DuPont de Nemours, Inc.	129,876
1,763	Ecolab, Inc.	489,462
5,503	Eli Lilly & Co.	6,322,066
8,636	Gilead Sciences, Inc.	1,124,494
1,167	Incyte Corp. (a)	139,480
3,936	IntercontinentalExchange, Inc.	600,161
1,777	International Flavors & Fragrances, Inc.	140,774
13,362	Kenvue, Inc.	257,085
2,309	Kimberly-Clark Corp.	252,397
3,214	Linde PLC ADR (Ireland)	1,537,513
1,798	LyondellBasell Industries N.V. Class A ADR (Netherlands)	111,620
17,185	Merck & Co., Inc.	2,237,487
2,212	Mosaic Co.	48,929
39,662	Pfizer, Inc.	991,947
1,549	PPG Industries, Inc.	171,195
16,204	Procter & Gamble Co.	2,341,316
697	Regeneron Pharmaceuticals, Inc.	531,553
1,767	Vertex Pharmaceuticals, Inc. (a)	843,036
2,917	Zoetis, Inc.	225,455

		25,681,556

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
731	Lululemon Athletica, Inc. (a)	86,894
2,241	Ross Stores, Inc.	562,648
7,695	TJX Companies, Inc.	1,210,731

		1,860,273

Computer and Electronic Product Manufacturing - 27.9%
11,348	Advanced Micro Devices, Inc. (a)	5,403,350
1,965	Agilent Technologies, Inc.	271,897
40,804	Alphabet, Inc.	14,531,529
32,887	Alphabet, Inc. Class C	11,729,149
1,593	AMETEK, Inc.	385,044
8,562	Amphenol Corp. Class A	1,375,913
3,398	Analog Devices, Inc.	1,248,459
102,207	Apple, Inc.	31,572,764
5,520	Applied Materials, Inc.	2,802,338
7,185	Arista Networks, Inc. (a)	1,295,815
32,944	Broadcom, Inc.	12,824,440
27,486	Cisco Systems, Inc.	3,188,101
4,381	Danaher Corp.	854,207
2,014	Dell Technologies, Inc.	816,415
946	EchoStar Corp. (a)	79,549
748	First Solar, Inc. (a)	157,851
2,558	Flex Ltd. (Singapore)(a)	290,973
4,333	Fortinet, Inc. (a)	701,729
2,120	Fortive Corp.	125,525
3,166	GE HealthCare Technologies, Inc.	215,351
6,368	HP, Inc.	173,655
32,872	Intel Corp. (a)	2,965,054
6,539	International Business Machines Corp.	1,462,447
736	Jabil Circuit, Inc.	231,877
1,194	Keysight Technologies, Inc. (a)	380,982
1,297	L3Harris Technologies, Inc.	359,347
8,699	Lam Research Corp.	2,548,981
542	Lumentum Holdings, Inc. (a)	386,956
6,093	Marvell Technology, Inc.	1,142,803
3,765	Microchip Technology, Inc.	279,702
7,846	Micron Technology, Inc.	6,457,493
340	Monolithic Power Systems, Inc.	484,850
1,155	Motorola Solutions, Inc.	503,291
1,378	NetApp, Inc.	245,973
928	Northrop Grumman Corp.	503,422
168,537	NVIDIA Corp.	33,833,803
1,758	NXP Semiconductors NV ADR (Netherlands)	402,863
2,725	ON Semiconductor Corp. (a)	222,387
2,668	Otis Worldwide Corp.	191,963
5,643	Palo Alto Networks, Inc. (a)	1,872,517
7,332	Qualcomm, Inc.	1,082,277
779	Revvity, Inc.	87,653
704	Roper Technologies, Inc.	275,947
9,371	RTX Corp.	2,016,827
1,029	Sandisk Corp. (a)	1,250,060
1,558	Seagate Technology Holdings PLC ADR (Ireland)	1,333,851
1,044	Skyworks Solutions, Inc.	65,020
3,912	Super Micro Computer, Inc. (a)	111,101
321	Teledyne Technologies, Inc. (a)	210,438
1,089	Teradyne, Inc.	400,414
6,338	Texas Instruments, Inc.	1,747,640
2,585	Thermo Fisher Scientific, Inc.	1,484,566
1,621	Trimble, Inc. (a)	91,716
1,708	Veralto Corp.	160,842
2,671	Vertiv Holdings Co.	645,234
684	Waters Corp. (a)	258,080
2,400	Western Digital Corp.	1,307,616
329	Zebra Technologies Corp. Class A (a)	96,667

		157,146,714

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
1,367	Coherent Corp. (a)	359,371
3,710	Fiserv, Inc. (a)	200,117

		559,488

Construction of Buildings - 0.1%
1,836	D.R. Horton, Inc.	262,658
1,497	Lennar Corp. Class A	123,278
20	NVR, Inc. (a)	122,941
1,328	PulteGroup, Inc.	167,952

		676,829

Couriers and Messengers - 0.2%
1,525	FedEx Corp.	468,785
5,198	United Parcel Service, Inc. Class B	541,736

		1,010,521

Credit Intermediation and Related Activities - 4.2%
3,703	American Express Co.	1,245,134
45,429	Bank of America Corp.	2,814,327
4,776	Bank of New York Mellon Corp.	746,632
4,329	Capital One Financial Corp.	904,804
11,871	Citigroup, Inc.	1,572,314
2,945	Citizens Financial Group, Inc.	211,009
1,545	Coinbase Global, Inc. (a)	225,972
3,602	Fidelity National Information Services, Inc.	161,262
6,309	Fifth Third Bancorp	356,459
1,616	Global Payments, Inc.	135,873
14,108	Huntington Bancshares, Inc.	240,400
18,648	JPMorgan Chase & Co.	6,560,180
6,411	KeyCorp	144,825
1,018	M&T Bank Corp.	250,723
5,613	MasterCard, Inc. Class A	3,216,810
1,288	Northern Trust Corp.	234,661
2,795	PNC Financial Services Group, Inc.	698,387
5,937	Regions Financial Corp.	183,750
1,931	State Street Corp.	355,613
2,341	Synchrony Financial	177,424
8,666	Truist Financial Corp.	449,245
10,803	U.S. Bancorp	680,697
21,294	Wells Fargo & Co.	1,840,866

		23,407,367

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
782	A.O. Smith Corp.	47,022
560	Axon Enterprise, Inc. (a)	295,546
3,897	Emerson Electric Co.	583,848
408	Generac Holdings, Inc. (a)	80,421

777	Rockwell Automation, Inc.	373,022

		1,379,859

Fabricated Metal Product Manufacturing - 0.2%
1,853	Ball Corp.	120,260
1,583	Nucor Corp.	407,290
1,123	Pentair PLC ADR (Ireland)	73,489
359	Snap-on, Inc.	147,337
1,082	Stanley Black & Decker, Inc.	102,336

		850,712

Food and Beverage Retailers - 0.0%(†)
3,945	Kroger Co.	227,784

Food Manufacturing - 0.7%
3,353	Archer-Daniels-Midland Co.	265,792
26,948	Coca-Cola Co.	2,360,375
3,713	General Mills, Inc.	132,740
2,031	Hormel Foods Corp.	50,795
1,768	McCormick & Co, Inc.	89,991
8,932	Mondelez International, Inc.	556,553
1,031	The Hershey Co.	180,477
744	The J.M. Smucker Co.	88,729
5,940	The Kraft Heinz Co.	153,549
1,961	Tyson Foods, Inc. Class A	113,660

		3,992,661

Food Services and Drinking Places - 0.7%
259	Casey’s General Stores, Inc.	225,589
8,925	Chipotle Mexican Grill, Inc. (a)	332,189
800	Darden Restaurants, Inc.	162,864
2,631	DoorDash, Inc. (a)	516,097
4,941	McDonald’s Corp.	1,337,232
7,933	Starbucks Corp.	834,948
1,924	Yum! Brands, Inc.	294,911

		3,703,830

Funds, Trusts, and Other Financial Vehicles - 0.1%
1,141	Garmin Ltd. ADR (Switzerland)	335,203
1,489	T. Rowe Price Group, Inc.	166,396

		501,599

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
1,369	Best Buy Co., Inc.	118,090

Gasoline Stations and Fuel Dealers - 0.5%
13,031	Chevron Corp.	2,564,892

General Merchandise Retailers - 4.7%
68,118	Amazon.com, Inc. (a)	18,499,486
3,088	Costco Wholesale Corp.	2,939,436
1,531	Dollar General Corp.	194,514
1,262	Dollar Tree, Inc. (a)	160,539
3,090	eBay, Inc.	352,291
3,161	Target Corp.	456,733
30,504	Walmart, Inc.	3,392,045
824	Williams-Sonoma, Inc.	188,416

		26,183,460

Health and Personal Care Retailers - 0.2%
8,880	CVS Health Corp.	927,338
300	Ulta Beauty, Inc. (a)	153,849

		1,081,187

Hospitals - 0.1%
1,081	HCA Healthcare, Inc.	435,200
369	Universal Health Services, Inc. Class B	62,154

		497,354

Insurance Carriers and Related Activities - 3.2%
3,187	Aflac, Inc.	406,279
1,792	Allstate Corp.	473,231
3,689	American International Group, Inc.	289,882
2,423	Arch Capital Group Ltd. ADR (a)	243,584
1,787	Arthur J. Gallagher & Co.	445,713
343	Assurant, Inc.	95,762
12,756	Berkshire Hathaway, Inc. Class B (a)	6,525,204
2,029	Brown & Brown, Inc.	142,842
3,263	Centene Corp. (a)	203,024
2,509	Chubb Limited ADR (Switzerland)	879,856
1,842	Cigna Corp.	514,010
1,076	Cincinnati Financial Corp.	191,184
1,508	Elevance Health, Inc.	566,767
178	Erie Indemnity Co. Class A	43,083
281	Everest Re Group Ltd. ADR	105,136
541	Globe Life, Inc.	98,597
835	Humana, Inc.	303,823
1,174	Loews Corp.	136,196
3,352	Marsh & McLennan Companies, Inc.	635,841
3,761	MetLife, Inc.	361,545
1,374	Principal Financial Group, Inc.	156,224
4,066	Progressive Corp.	859,634
2,417	Prudential Financial, Inc.	295,067
1,914	The Hartford Insurance Group, Inc.	271,616
1,476	Travelers Companies, Inc.	552,555
6,322	UnitedHealth Group, Inc.	2,619,837
2,043	W.R. Berkley Corp.	148,199
659	Willis Towers Watson PLC ADR (Ireland)	221,371

		17,786,062

Leather and Allied Product Manufacturing - 0.1%
8,348	NIKE, Inc. Class B	348,195
1,406	Tapestry, Inc.	214,232

		562,427

Machinery Manufacturing - 1.8%
6,907	Baker Hughes Co.	417,805
5,431	Carrier Global Corp.	335,690
3,202	Caterpillar, Inc.	2,609,022
960	Cummins, Inc.	608,832
1,748	Deere & Co.	1,035,987
7,258	GE Aerospace	2,613,388
513	IDEX Corp.	118,221
2,483	Ingersoll Rand, Inc.	207,033
141	Mettler-Toledo International, Inc. (a)	199,698
367	Nordson Corp.	109,285
875	Parker Hannifin Corp.	854,464
1,538	Trane Technologies PLC ADR (Ireland)	699,713
1,654	Xylem, Inc.	193,468

		10,002,606

Management of Companies and Enterprises - 0.4%
12,118	Abbott Laboratories	1,280,873

1,484	Aon PLC ADR (United Kingdom)	535,056
943	Bunge Global SA ADR (Switzerland)	100,175
3,192	Norwegian Cruise Line Holdings Ltd. ADR (a)	59,148
3,649	Smurfit WestRock PLC ADR (Ireland)	167,744

		2,142,996

Merchant Wholesalers, Durable Goods - 0.8%
749	Builders FirstSource, Inc. (a)	49,764
6,166	Copart, Inc. (a)	179,554
7,992	Fastenal Co.	381,298
957	Genuine Parts Co.	119,022
674	Henry Schein, Inc. (a)	57,795
366	Hubbell, Inc.	172,953
280	Huntington Ingalls Industries, Inc.	91,406
4,243	Johnson Controls International PLC ADR (Ireland)	622,278
9,091	KLA-Tencor Corp.	1,662,017
222	Lennox International, Inc.	92,325
2,030	TE Connectivity PLC ADR (Ireland)	417,551
299	W.W. Grainger, Inc.	413,284

		4,259,247

Merchant Wholesalers, Nondurable Goods - 0.5%
1,171	Brown Forman Corp. Class B	33,643
1,627	Cardinal Health, Inc.	374,259
1,355	Cencora, Inc.	421,865
214	Domino’s Pizza, Inc.	74,352
1,822	Illinois Tool Works, Inc.	522,823
836	McKesson Corp.	715,775
3,326	Sysco Corp.	283,508
1,595	The Sherwin Williams Co.	543,656

		2,969,881

Mining (except Oil and Gas) - 0.3%
10,002	Freeport-McMoRan Copper & Gold, Inc.	626,425
417	Martin Marietta Materials, Inc.	218,984
7,431	Newmont Corp.	696,359
900	Vulcan Materials Co.	241,713

		1,783,481

Miscellaneous Manufacturing - 1.8%
3,629	3M Co.	639,720
464	Align Technology, Inc. (a)	78,490
3,599	Baxter International, Inc.	94,150
1,923	Becton, Dickinson & Co.	318,487
10,340	Boston Scientific Corp. (a)	483,188
2,682	DexCom, Inc. (a)	223,813
934	Dover Corp.	191,115
4,008	Edwards Lifesciences Corp. (a)	344,969
1,721	Estee Lauder Companies, Inc. Class A	144,392
933	Hasbro, Inc.	87,646
480	Insulet Corp. (a)	79,368
2,470	Intuitive Surgical, Inc. (a)	872,725
16,752	Johnson & Johnson	4,294,375
8,934	Medtronic PLC ADR (Ireland)	762,874
1,007	ResMed, Inc.	212,457
1,024	Solventum Corp. (a)	87,491
683	Steris PLC ADR (Ireland)	155,997
2,402	Stryker Corp.	782,331
1,210	Textron, Inc.	103,165
1,360	The Cooper Companys, Inc. (a)	98,355
1,351	Zimmer Biomet Holdings, Inc.	126,900

		10,182,008

Motion Picture and Sound Recording Industries - 0.4%
29,301	Netflix, Inc. (a)	2,101,175

Motor Vehicle and Parts Dealers - 0.2%
116	AutoZone, Inc. (a)	349,885
4,982	Carvana Co. (a)	310,678
5,769	O’Reilly Automotive, Inc. (a)	515,460

		1,176,023

National Security and International Affairs - 0.0%(†)
873	Leidos Holdings, Inc.	100,919

Nonmetallic Mineral Product Manufacturing - 0.1%
5,450	Corning, Inc.	753,462

Oil and Gas Extraction - 1.1%
2,464	APA Corp.	91,956
8,025	Devon Energy Corp.	362,168
1,353	Diamondback Energy, Inc.	274,591
3,707	EOG Resources, Inc.	551,194
4,353	EQT Corp.	231,971
1,663	Expand Energy Corp.	156,372
28,840	ExxonMobil Holdings Corp.	4,482,890
5,051	Occidental Petroleum Corp.	288,261

		6,439,403

Paper Manufacturing - 0.0%(†)
617	Packaging Corp of America	151,683

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,565	Electronic Arts, Inc.	328,431

Petroleum and Coal Products Manufacturing - 0.5%
8,479	ConocoPhillips	1,021,550
2,030	Marathon Petroleum Corp.	642,434
2,790	Phillips 66	590,587
2,064	Valero Energy Corp.	645,826

		2,900,397

Pipeline Transportation - 0.2%
1,492	Targa Resources Corp.	403,392
8,512	Williams Cos., Inc.	608,948

		1,012,340

Plastics and Rubber Products Manufacturing - 0.0%(†)
531	Avery Dennison Corp.	90,127
490	West Pharmaceutical Services, Inc.	167,070

		257,197

Primary Metal Manufacturing - 0.2%
2,782	Howmet Aerospace, Inc.	785,247
941	Steel Dynamics, Inc.	236,436

		1,021,683

Professional, Scientific, and Technical Services - 3.4%
4,272	Accenture PLC Class A ADR (Ireland)	708,810
1,875	AppLovin Corp. (a)	742,313
887	CDW Corp.	131,107
332	Charles River Laboratories International, Inc. (a)	77,193
982	Ciena Corp. (a)	370,263
3,294	Cognizant Technology Solutions Corp. Class A	182,323
2,700	Eaton Corporation PLC ADR (Ireland)	1,121,040

1,467	Extra Space Storage, Inc.	217,175
392	F5 Networks, Inc. (a)	157,807
919	GoDaddy, Inc. (a)	76,038
550	IDEXX Laboratories, Inc. (a)	307,489
3,683	International Paper Co.	150,377
1,160	IQVIA Holdings, Inc. (a)	272,623
493	Jack Henry & Associates, Inc.	75,942
827	Jacobs Solutions, Inc.	111,587
15,285	Meta Platforms, Inc.	8,509,312
2,462	Moderna, Inc. (a)	134,967
1,984	Omnicom Group, Inc.	156,141
11,812	Oracle Corp.	1,534,024
15,973	Palantir Technologies, Inc. (a)	1,965,637
2,244	Paychex, Inc.	262,189
808	PTC, Inc. (a)	110,858
7,176	ServiceNow, Inc. (a)	798,187
1,212	Take-Two Interactive Software, Inc. (a)	294,419
2,973	The Trade Desk, Inc. (a)	53,633
570	VeriSign, Inc.	165,311
910	Verisk Analytics, Inc. Class A	177,314
1,418	Workday, Inc. (a)	227,362

		19,091,441

Publishing Industries - 5.6%
2,811	Adobe, Inc. (a)	703,903
1,009	Akamai Technologies, Inc. (a)	116,217
1,467	Autodesk, Inc. (a)	343,571
3,724	Block, Inc. (a)	302,538
1,925	Cadence Design Systems, Inc. (a)	654,538
7,082	CrowdStrike Holdings, Inc. (a)	1,351,671
2,301	Datadog, Inc. (a)	616,599
164	Fair Isaac Corp. (a)	184,167
3,832	Gen Digital, Inc.	105,188
9,229	Hewlett Packard Enterprise Co.	442,069
1,929	Intuit, Inc.	609,699
51,691	Microsoft Corp.	24,021,842
2,538	News Corp. Class A	69,947
838	News Corp. Class B	26,204
5,691	Salesforce, Inc.	1,047,258
1,335	Synopsys, Inc. (a)	518,995
290	Tyler Technologies, Inc. (a)	89,784
1,044	Veeva Systems, Inc. (a)	212,746

		31,416,936

Rail Transportation - 0.3%
12,933	CSX Corp.	651,823
4,135	Union Pacific Corp.	1,207,958

		1,859,781

Real Estate - 1.2%
1,090	Alexandria Real Estate Equities, Inc.	56,081
3,241	American Tower Corp.	561,860
965	AvalonBay Communities, Inc.	179,114
1,031	BXP, Inc.	72,294
702	Camden Property Trust	77,789
2,035	CBRE Group, Inc. Class A (a)	298,758
3,041	Crown Castle, Inc.	232,028
2,385	Digital Realty Trust, Inc.	449,620
2,374	Equity Residential	157,752
446	Essex Property Trust, Inc.	126,726
548	Federal Realty Investment Trust	68,001
4,797	Healthpeak Properties, Inc.	104,719
3,801	Invitation Homes, Inc.	112,966
4,698	Kimco Realty Corp.	119,705
813	Mid-America Apartment Communities, Inc.	107,592
6,486	Prologis, Inc.	937,941
1,095	Public Storage	354,966
6,487	Realty Income Corp.	414,325
1,146	Regency Centers Corp.	92,012
2,256	Simon Property Group, Inc.	517,459
2,056	UDR, Inc.	78,457
3,382	Ventas, Inc.	316,251
7,603	VICI Properties, Inc.	200,339
4,912	Welltower, Inc.	1,151,569
5,014	Weyerhaeuser Co.	125,500

		6,913,824

Rental and Leasing Services - 0.1%
436	United Rentals, Inc.	470,557

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
3,207	Apollo Global Management, Inc.	402,767
1,465	Ares Management Corp.	187,652
1,005	Blackrock, Inc.	1,095,842
730	Cboe Global Markets, Inc.	226,468
11,377	Charles Schwab Corp.	1,197,315
2,521	CME Group, Inc.	675,099
4,654	CRH PLC ADR (Ireland)	442,177
5,013	Dow, Inc.	151,844
2,132	Franklin Resources, Inc.	72,189
2,051	Goldman Sachs Group, Inc.	2,088,697
3,100	Interactive Brokers Group, Inc. Class A	272,769
3,085	Invesco Ltd. ADR	91,316
4,810	KKR & Co., Inc.	487,878
8,342	Morgan Stanley	1,755,324
507	MSCI, Inc. Class A	290,126
3,108	NASDAQ OMX Group, Inc.	292,743
1,207	Raymond James Financial, Inc.	212,408
5,504	Robinhood Markets, Inc. (a)	476,426
2,109	S&P Global, Inc.	868,760
5,168	The Blackstone Group, Inc.	660,212

		11,948,012

Specialty Trade Contractors - 0.2%
248	Comfort Systems USA, Inc.	428,963
307	EMCOR Group, Inc.	244,811
1,044	Quanta Services, Inc.	696,724

		1,370,498

Support Activities for Agriculture and Forestry - 0.1%
4,658	Corteva, Inc.	366,631

Support Activities for Mining - 0.1%
5,817	Halliburton Co.	187,598
10,402	SLB Ltd. ADR	515,835

		703,433

Support Activities for Transportation - 0.2%

825	C.H. Robinson Worldwide, Inc.	121,877
800	Expedia, Inc.	235,792
909	Expeditors International of Washington, Inc.	152,612
517	J.B. Hunt Transport Services, Inc.	140,495
1,561	Norfolk Southern Corp.	523,684

		1,174,460

Telecommunications - 0.8%
48,350	AT&T, Inc.	1,124,138
687	Equinix, Inc.	700,246
6,138	PayPal Holdings, Inc.	351,155
740	SBA Communications Corp.	133,925
3,237	T-Mobile US, Inc.	559,062
29,056	Verizon Communications, Inc.	1,360,111

		4,228,637

Transportation Equipment Manufacturing - 2.1%
1,470	Aptiv PLC ADR (a)	83,011
5,486	Boeing Co. (a)	1,185,744
764	Fedex Freight Holding Co., Inc. (a)	107,365
27,232	Ford Motor Co.	399,766
1,767	General Dynamics Corp.	677,503
6,276	General Motors Co.	557,685
2,203	Honeywell International, Inc.	535,439
1,412	Lockheed Martin Corp.	822,829
3,661	Paccar, Inc.	485,741
19,590	Tesla, Inc. (a)	6,096,604
389	TransDigm Group, Inc.	487,954
1,181	Wabtec Corp.	343,506

		11,783,147

Truck Transportation - 0.1%
2,203	Honeywell Aerospace, Inc. (a)	455,448
1,275	Old Dominion Freight Line, Inc.	270,479

		725,927

Utilities - 2.2%
4,962	AES Corp.	72,842
1,799	Alliant Energy Corp.	127,333
1,931	Ameren Corp.	211,657
3,784	American Electric Power Co., Inc.	483,784
1,361	American Water Works Co., Inc.	182,605
1,160	Atmos Energy Corp.	200,425
4,551	CenterPoint Energy, Inc.	191,324
2,147	CMS Energy Corp.	154,563
2,565	Consolidated Edison, Inc.	279,200
2,224	Constellation Energy Corp.	584,356
6,117	Dominion Energy, Inc.	423,113
1,448	DTE Energy Co.	205,428
5,424	Duke Energy Corp.	680,332
2,677	Edison International	196,411
3,185	Entergy Corp.	342,770
1,602	Evergy, Inc.	132,982
2,614	Eversource Energy	187,136
7,119	Exelon Corp.	326,193
3,622	FirstEnergy Corp.	174,979
1,872	GE Vernova, Inc.	1,853,823
13,628	Kinder Morgan, Inc.	438,549
14,512	NextEra Energy, Inc.	1,261,383
3,333	NiSource, Inc.	148,085
1,465	NRG Energy, Inc.	196,735
4,382	ONEOK, Inc.	397,929
15,323	PG&E Corp.	266,314
844	Pinnacle West Capital Corp.	85,236
5,238	PPL Corp.	184,430
3,468	Public Service Enterprise Group, Inc.	265,926
4,547	Sempra Energy	402,637
7,842	Southern Co.	741,383
400	Texas Pacific Land Corp.	161,032
2,205	Vistra Corp.	326,759
2,265	WEC Energy Group, Inc.	247,836
4,345	Xcel Energy, Inc.	339,779

		12,475,269

Waste Management and Remediation Services - 0.1%
1,392	Republic Services, Inc.	293,086

Water Transportation - 0.0%(†)
8,953	Carnival Corp. Ltd. ADR	248,983

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(†)
2,840	CoStar Group, Inc. (a)	81,678

Wood Product Manufacturing - 0.0%(†)
1,403	Masco Corp.	100,287

	TOTAL COMMON STOCKS (Cost $427,577,027)	$447,928,885

SHORT TERM INVESTMENTS - 18.0%
Money Market Funds - 18.0%

9,293,863	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$9,293,863
17,949,834	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	17,949,834

74,070,840	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.57% (b)	74,070,840

	TOTAL SHORT TERM INVESTMENTS (Cost $101,314,537)	$101,314,537

	TOTAL INVESTMENTS (Cost $528,891,564) - 97.5% (c)	$549,243,422

	Other Assets in Excess of Liabilities - 2.5%	14,005,895

	TOTAL NET ASSETS - 100.0%	$563,249,317

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,795,055.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Barclays	12/22/2026	541,800	$349,335,863	$19,550,656

Total return of Technology Select Sector SPDR Fund	SOFR + 0.6500%	Goldman Sachs	5/18/2027	119,000	85,308,898	(3,847,256)

Total return of Invesco QQQ Trust Series 1	SOFR + 0.7500%	Goldman Sachs	7/13/2027	822,000	123,571,309	19,186,002

					$558,216,070	$34,889,402

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion META Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.9%

Professional, Scientific, and Technical Services - 9.9%
333	Meta Platforms, Inc.	$185,385

	TOTAL COMMON STOCKS (Cost $197,609)	$185,385

SHORT TERM INVESTMENTS - 96.3%

252,416	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$252,416

1,550,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,550,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,802,416)	$1,802,416

	TOTAL INVESTMENTS (Cost $2,000,025) - 106.2% (b)	$1,987,801

	Liabilities in Excess of Other Assets - (6.2)%	(115,198)

	TOTAL NET ASSETS - 100.0%	$1,872,603

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,550,000.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Meta Platforms, Inc.	SOFR + 0.9000%	Goldman Sachs	12/10/2026	2,961	$1,757,087	$(109,359)

Total return of Cboe META Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	29,882	1,815,332	(2,092)

					$3,572,419	$(111,451)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion MU Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.3%

Computer and Electronic Product Manufacturing - 10.3%
250	Micron Technology, Inc.	$205,758

	TOTAL COMMON STOCKS (Cost $205,135)	$205,758

SHORT TERM INVESTMENTS - 89.5%

34,890	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$34,890

1,760,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,760,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,794,890)	$1,794,890

	TOTAL INVESTMENTS (Cost $2,000,025) - 99.8% (b)	$2,000,648

	Other Assets in Excess of Liabilities - 0.2%	4,785

	TOTAL NET ASSETS - 100.0%	$2,005,433

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,760,000.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Micron Technology, Inc.	SOFR + 0.9000%	Goldman Sachs	12/10/2026	2,314	$1,898,706	$5,036

Total return of Cboe MU Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	31,610	2,151,061	(948)

					$4,049,767	$4,088

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion NASDAQ-100® Equal Weighted IndeX ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 2.2%
101,963	Airbnb, Inc. Class A (a)	$15,449,434
36,189	Marriott International, Inc. Class C	13,492,345

		28,941,779

Administrative and Support Services - 3.5%
61,272	Automatic Data Processing, Inc.	16,326,537
81,184	Booking Holdings, Inc.	15,660,394
160,974	Pinduoduo, Inc. ADR (China) (a)	14,255,857

		46,242,788

Apparel Manufacturing - 1.2%
79,369	Cintas Corp.	16,241,278

Beverage and Tobacco Product Manufacturing - 4.4%
149,879	Coca-Cola Europacific Partners ADR (United Kingdom)	16,405,755
452,633	Keurig Dr Pepper, Inc.	14,085,939
154,321	Monster Beverage Corp. (a)	14,873,458
94,268	PepsiCo, Inc.	13,156,042

		58,521,194

Broadcasting and Content Providers - 2.0%
546,547	Comcast Corp. Class A	13,095,266
503,243	Warner Bros Discovery, Inc. (a)	13,235,291

		26,330,557

Chemical Manufacturing - 6.2%
45,011	Alnylam Pharmaceuticals, Inc. (a)	9,250,661
40,359	Amgen, Inc.	15,544,672
101,112	Gilead Sciences, Inc.	13,165,794
27,311	Linde PLC ADR (Ireland)	13,065,036
22,110	Regeneron Pharmaceuticals, Inc.	16,861,749
30,372	Vertex Pharmaceuticals, Inc. (a)	14,490,481

		82,378,393

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.1%
58,658	Ross Stores, Inc.	14,727,264

Computer and Electronic Product Manufacturing - 25.6%
26,336	Advanced Micro Devices, Inc. (a)	12,539,886
17,870	Alphabet, Inc.	6,364,043
18,055	Alphabet, Inc. Class C	6,439,316
32,844	Analog Devices, Inc.	12,067,214
43,558	Apple, Inc.	13,455,502
30,201	Applied Materials, Inc.	15,332,142
39,646	Astera Labs, Inc. (a)	12,339,024
30,424	Broadcom, Inc.	11,843,455
112,877	Cisco Systems, Inc.	13,092,603
98,519	Fortinet, Inc. (a)	15,955,152
218,039	GE HealthCare Technologies, Inc.	14,831,013
118,526	Intel Corp. (a)	10,691,045
42,721	Lam Research Corp.	12,518,107
15,898	Lumentum Holdings, Inc. (a)	11,350,218
66,305	Marvell Technology, Inc.	12,436,166
143,609	Microchip Technology, Inc.	10,668,713
13,999	Micron Technology, Inc.	11,521,597
8,679	Monolithic Power Systems, Inc.	12,376,514
64,379	NVIDIA Corp.	12,924,084
42,298	NXP Semiconductors NV ADR (Netherlands)	9,693,010
48,253	Palo Alto Networks, Inc. (a)	16,011,793
54,149	Qualcomm, Inc.	7,992,934
41,756	Roper Technologies, Inc.	16,367,099
8,020	Sandisk Corp. (a)	9,742,937
15,449	Seagate Technology Holdings PLC ADR (Ireland)	13,226,352
36,314	Teradyne, Inc.	13,352,295
44,467	Texas Instruments, Inc.	12,261,331
25,588	Western Digital Corp.	13,941,366

		341,334,911

Data Processing, Hosting and Related Services - 1.0%
114,504	Shopify, Inc. (Canada) (a)	13,414,144

Electrical Equipment, Appliance, and Component Manufacturing - 1.2%
30,292	Axon Enterprise, Inc. (a)	15,986,906

Food Manufacturing - 2.1%
222,210	Mondelez International, Inc.	13,845,905
566,122	The Kraft Heinz Co.	14,634,254

		28,480,159

Food Services and Drinking Places - 2.3%
85,333	DoorDash, Inc. (a)	16,738,921
137,080	Starbucks Corp.	14,427,670

		31,166,591

General Merchandise Retailers - 4.1%
50,225	Amazon.com, Inc. (a)	13,640,106
14,214	Costco Wholesale Corp.	13,530,164
8,016	MercadoLibre, Inc. (a)	15,053,647
117,431	Walmart, Inc.	13,058,327

		55,282,244

Machinery Manufacturing - 2.0%
8,428	ASML Holding NV ADR (Netherlands)	13,729,212
212,782	Baker Hughes Co.	12,871,183

		26,600,395

Management of Companies and Enterprises - 1.7%
38,474	ARM Holdings PLC ADR (United Kingdom) (a)	9,221,833
199,861	Ferrovial SE ADR (Netherlands)	13,010,951

		22,232,784

Merchant Wholesalers, Durable Goods - 3.0%
414,787	Copart, Inc. (a)	12,078,597
307,526	Fastenal Co.	14,672,066
70,732	KLA-Tencor Corp.	12,931,224

		39,681,887

Miscellaneous Manufacturing - 2.0%
184,331	DexCom, Inc. (a)	15,382,422
32,011	Intuitive Surgical, Inc. (a)	11,310,447

		26,692,869

Motion Picture and Sound Recording Industries - 0.8%
158,017	Netflix, Inc. (a)	11,331,399

Motor Vehicle and Parts Dealers - 1.0%
156,452	O’Reilly Automotive, Inc. (a)	13,978,986

Oil and Gas Extraction - 1.1%
70,990	Diamondback Energy, Inc.	14,407,421

Performing Arts, Spectator Sports, and Related Industries - 1.1%

67,383	Electronic Arts, Inc.	14,140,996

Professional, Scientific, and Technical Services - 7.5%
22,171	AppLovin Corp. (a)	8,777,499
124,098	CoreWeave, Inc. (a)	8,906,513
24,120	IDEXX Laboratories, Inc. (a)	13,484,768
21,490	Meta Platforms, Inc.	11,963,698
86,831	Palantir Technologies, Inc. (a)	10,685,423
140,158	Paychex, Inc.	16,376,061
60,638	Take-Two Interactive Software, Inc. (a)	14,730,183
92,979	Workday, Inc. (a)(b)	14,908,253

		99,832,398

Publishing Industries - 10.5%
52,439	Adobe, Inc. (a)	13,131,250
58,763	Autodesk, Inc. (a)	13,762,295
36,254	Cadence Design Systems, Inc. (a)	12,327,085
74,379	CrowdStrike Holdings, Inc. (a)	14,195,976
54,953	Datadog, Inc. (a)	14,725,755
40,999	Intuit, Inc.	12,958,554
30,191	Microsoft Corp.	14,030,362
58,820	Nebius Group NV ADR (a)	11,199,916
85,439	Strategy, Inc. (a)(b)	7,969,750
28,579	Synopsys, Inc. (a)	11,110,372
157,123	Thomson Reuters Corp. ADR	15,418,480

		140,829,795

Rail Transportation - 1.1%
300,322	CSX Corp.	15,136,229

Telecommunications - 2.2%
303,744	PayPal Holdings, Inc.	17,377,194
72,482	T-Mobile US, Inc.	12,518,366

		29,895,560

Transportation Equipment Manufacturing - 3.6%
28,573	Honeywell International, Inc.	6,944,668
123,155	Paccar, Inc.	16,340,205
94,734	Rocket Lab Corp. (a)(b)	6,152,973
85,810	Space Exploration Technologies Corp. (a)(b)	9,299,230
31,190	Tesla, Inc. (a)	9,706,640

		48,443,716

Truck Transportation - 1.4%
28,573	Honeywell Aerospace, Inc. (a)	5,907,182
60,371	Old Dominion Freight Line, Inc.	12,807,104

		18,714,286

Utilities - 4.0%
107,307	American Electric Power Co., Inc.	13,719,200
47,238	Constellation Energy Corp.	12,411,785
297,821	Exelon Corp.	13,646,158
170,976	Xcel Energy, Inc.	13,370,323

		53,147,466

	TOTAL COMMON STOCKS (Cost $1,264,983,525)	$1,334,114,395

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%

1,021,781	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$1,021,781

	TOTAL SHORT TERM INVESTMENTS (Cost $1,021,781)	$1,021,781

	TOTAL INVESTMENTS (Cost $1,266,005,306) - 100.0%	$1,335,136,176

	Liabilities in Excess of Other Assets - (0.0)% (†)	(219,545)

	TOTAL NET ASSETS - 100.0%	$1,334,916,631

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion NVDA Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.1%

Computer and Electronic Product Manufacturing - 10.1%

1,025	NVIDIA Corp.	$205,768

	TOTAL COMMON STOCKS (Cost $201,944)	$205,768

SHORT TERM INVESTMENTS - 88.2%

228,081	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$228,081

1,570,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,570,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,798,081)	$1,798,081

	TOTAL INVESTMENTS (Cost $2,000,025) - 98.3% (b)	$2,003,849

	Other Assets in Excess of Liabilities - 1.7%	34,085

	TOTAL NET ASSETS - 100.0%	$2,037,934

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,570,001.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of NVIDIA Corp.	SOFR + 0.9000%	Goldman Sachs	12/10/2026	8,940	$1,761,270	$32,748

Total return of Cboe NVDA Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	24,975	1,985,762	(250)

					$3,747,032	$32,498

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion PLTR Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.9%

Professional, Scientific, and Technical Services - 9.9%

1,600	Palantir Technologies, Inc. (a)	$196,896

	TOTAL COMMON STOCKS (Cost $197,662)	$196,896

SHORT TERM INVESTMENTS - 90.3%

292,363	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$292,363

1,510,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,510,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,802,363)	$1,802,363

	TOTAL INVESTMENTS (Cost $2,000,025) - 100.2% (c)	$1,999,259

	Liabilities in Excess of Other Assets - (0.2)%	(4,457)

	TOTAL NET ASSETS - 100.0%	$1,994,802

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,510,000.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 0.9000%	Goldman Sachs	12/10/2026	14,609	$1,804,524	$(7,429)

Total return of Cboe PLTR Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	18,800	1,980,592	2,432

					$3,785,116	$(4,997)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion TSLA Defined Income Boost ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 11.5%

Transportation Equipment Manufacturing - 11.5%

750	Tesla, Inc. (a)	$233,408

	TOTAL COMMON STOCKS (Cost $230,587)	$233,408

SHORT TERM INVESTMENTS - 87.4%

189,438	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$189,438

1,580,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,580,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,769,438)	$1,769,438

	TOTAL INVESTMENTS (Cost $2,000,025) - 98.9% (c)	$2,002,846

	Other Assets in Excess of Liabilities - 1.1%	22,434

	TOTAL NET ASSETS - 100.0%	$2,025,280

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,580,000.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Tesla, Inc.	SOFR + 0.9000%	Goldman Sachs	12/10/2026	5,715	$1,757,020	$20,840

Total return of Cboe TSLA Defined Income Index	SOFR + 0.0000%	Goldman Sachs	12/10/2026	25,585	2,010,213	(256)

					$3,767,233	$20,584

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AAPL Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%

20,253,531	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$20,253,531

1,075,446	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,075,446

550,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	550,001

9,417,977	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	9,417,977

	TOTAL SHORT TERM INVESTMENTS (Cost $31,296,955) (b)	$31,296,955

	TOTAL INVESTMENTS (Cost $31,296,955) - 53.0%	$31,296,955

	Other Assets in Excess of Liabilities - 47.0%	27,790,716

	TOTAL NET ASSETS - 100.0%	$59,087,671

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,636,842.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (0.7500)%	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2026	3,387	$945,793	$(87,551)

SOFR + 1.0300%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2026	56,973	17,426,519	(153,007)

SOFR + (1.0000)%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2026	22,034	7,388,593	587,192

SOFR + (2.0000)%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/22/2026	55,836	18,253,372	1,016,328

SOFR + 2.1500%	Total return of common shares of Apple, Inc.	Barclays	12/22/2026	53,056	16,304,051	(81,050)

					$60,318,328	$1,281,912

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AAPL Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.0%

Computer and Electronic Product Manufacturing - 12.0%

63,853	Apple, Inc.	$19,724,830

	TOTAL COMMON STOCKS (Cost $17,084,335)	$19,724,830

SHORT TERM INVESTMENTS - 99.1%

60,792,497	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$60,792,497

77,204,442	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	77,204,442

18,990,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	18,990,000

5,574,160	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	5,574,160

	TOTAL SHORT TERM INVESTMENTS (Cost $162,561,099)	$162,561,099

	TOTAL INVESTMENTS (Cost $179,645,434) - 111.1% (b)	$182,285,929

	Liabilities in Excess of Other Assets - (11.1)%	(18,275,171)

	TOTAL NET ASSETS - 100.0%	$164,010,758

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,532,380.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Apple, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	17,305	$4,800,005	$376,909

Total return of common shares of Apple, Inc.	SOFR + 2.5000%	Goldman Sachs	12/10/2026	731,426	243,879,371	(17,978,649)

Total return of common shares of Apple, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	32,577	9,467,974	509,320

Total return of common shares of Apple, Inc.	SOFR + 3.0000%	UBS Securities LLC	12/17/2026	8,000	2,022,965	399,499

Total return of common shares of Apple, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	18,679	5,442,155	294,198

Total return of common shares of Apple, Inc.	SOFR + 2.2500%	Barclays	12/22/2026	189,880	48,595,975	8,659,604

					$314,208,445	$(7,739,119)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily ADBE Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 11.8%

Publishing Industries - 11.8%

1,991	Adobe, Inc. (a)	$498,566

	TOTAL COMMON STOCKS (Cost $474,118)	$498,566

SHORT TERM INVESTMENTS - 111.1%

1,759,616	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$1,759,616

1,627,138	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,627,138

1,315,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	1,315,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,701,754)	$4,701,754

	TOTAL INVESTMENTS (Cost $5,175,872) - 122.9% (c)	$5,200,320

	Liabilities in Excess of Other Assets - (22.9)%	(969,347)

	TOTAL NET ASSETS - 100.0%	$4,230,973

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,462,138.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Adobe, Inc.	SOFR + 3.5000%	Goldman Sachs	12/10/2026	6,882	$1,812,925	$(90,322)

Total return of common shares of Adobe, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	14,115	3,534,537	(26,570)

Total return of common shares of Adobe, Inc.	SOFR + 3.2500%	Nomura	12/11/2026	10,801	2,677,568	26,381

					$8,025,030	$(90,511)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AI and Big Data Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.5%
Money Market Funds - 108.5%

4,261,405	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,261,405

1,657,080	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,657,080

1,260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	1,260,000

907,221	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	907,221

	TOTAL SHORT TERM INVESTMENTS (Cost $8,085,706) (b)	$8,085,706

	TOTAL INVESTMENTS (Cost $8,085,706) - 108.5%	$8,085,706

	Liabilities in Excess of Other Assets - (8.5)%	(636,241)

	TOTAL NET ASSETS - 100.0%	$7,449,465

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,824,301.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6000%	Total return of Solactive US AI & Big Data Index	Barclays	12/22/2026	1,127	$6,493,644	$(162,148)

SOFR + 0.4500%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	4/14/2027	743	4,584,568	217,724

SOFR + 0.6500%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	6/28/2027	650	4,022,265	209,475

					$15,100,477	$265,051

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AI and Big Data Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 77.2%
Administrative and Support Services - 0.2%
1,803	nCino, Inc. (a)	$33,283

Computer and Electronic Product Manufacturing - 39.5%
1,588	Advanced Micro Devices, Inc. (a)	756,126
3,784	Alphabet, Inc.	1,347,596
722	Ambarella, Inc. ADR (a)	62,092
3,932	Apple, Inc.	1,214,634
2,123	Broadcom, Inc.	826,442
8,285	Intel Corp. (a)	747,307
3,702	International Business Machines Corp.	827,952
8,935	Microchip Technology, Inc.	663,781
6,471	NVIDIA Corp.	1,299,053
3,294	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	1,331,600

		9,076,583

Data Processing, Hosting and Related Services - 0.6%
2,872	Tempus AI, Inc. (a)	125,995

General Merchandise Retailers - 6.3%
5,308	Amazon.com, Inc. (a)	1,441,547
6,563	Rezolve AI PLC ADR (a)(b)	15,948

		1,457,495

Professional, Scientific, and Technical Services - 16.2%
7,365	CoreWeave, Inc. (a)(b)	528,586
537	Innodata, Inc. (a)	33,740
1,219	Meta Platforms, Inc.	678,630
6,229	Oracle Corp.	808,960
1,179	Pagaya Technologies Ltd. ADR (Israel) (a)	22,719
5,948	Palantir Technologies, Inc. (a)	731,961
843	Penguin Solutions, Inc. (a)(b)	44,367
2,928	Snowflake, Inc. (a)	858,724
635	WhiteFiber, Inc. ADR (a)	15,049

		3,722,736

Publishing Industries - 14.2%
7,881	BigBear.ai Holdings, Inc. (a)(b)	21,988
2,500	C3.ai, Inc. (a)	22,950
17,184	Hewlett Packard Enterprise Co.	823,114
3,332	Microsoft Corp.	1,548,447
6,634	SoundHound AI, Inc. (a)(b)	40,666
2,049	Synopsys, Inc. (a)	796,569

		3,253,734

Transportation Equipment Manufacturing - 0.2%
5,800	Pony AI, Inc. ADR (China) (a)(b)	45,646

	TOTAL COMMON STOCKS (Cost $13,767,576)	$17,715,472

SHORT TERM INVESTMENTS - 21.6%
Money Market Funds - 21.6%

3,527,285	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$3,527,285

270,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	270,000

83,063	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	83,063

1,088,711	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	1,088,711

	TOTAL SHORT TERM INVESTMENTS (Cost $4,969,059)	$4,969,059

	TOTAL INVESTMENTS (Cost $18,736,635) - 98.8% (e)	$22,684,531

	Other Assets in Excess of Liabilities - 1.2%	274,661

	TOTAL NET ASSETS - 100.0%	$22,959,192

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,499,058.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Solactive US AI & Big Data Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	1,772	$10,211,674	$216,669

Total return of Solactive US AI & Big Data Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	1,673	8,889,195	824,748

Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	566	2,939,617	349,287

Total return of Solactive US AI & Big Data Index	SOFR + 1.0800%	Barclays	12/22/2026	761	3,974,376	429,109

					$26,014,862	$1,819,813

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AMD Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.1%

Money Market Funds - 103.1%

10,821,111	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$10,821,111

2,725,142	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,725,142

960,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	960,000

2,441,607	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,441,607

	TOTAL SHORT TERM INVESTMENTS (Cost $16,947,860) (b)	$16,947,860

	TOTAL INVESTMENTS (Cost $16,947,860) - 103.1%	$16,947,860

	Liabilities in Excess of Other Assets - (3.1)%	(508,859)

	TOTAL NET ASSETS - 100.0%	$16,439,001

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,697,751.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.4000%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	12/10/2026	6,982	$3,723,220	$419,056

SOFR + (1.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2026	6,955	3,502,198	203,040

SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Nomura	12/11/2026	8,321	3,940,379	(13,393)

SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	12/22/2026	6,562	3,397,881	278,368

SOFR + 2.1500%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2026	5,701	3,018,591	308,881

					$17,582,269	$1,195,952

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AMD Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 17.2%

Computer and Electronic Product Manufacturing - 17.2%
29,699	Advanced Micro Devices, Inc. (a)	$14,141,179

	TOTAL COMMON STOCKS (Cost $9,462,285)	$14,141,179

SHORT TERM INVESTMENTS - 135.8%

72,103,499	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$72,103,499

18,331,194	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	18,331,194

2,890,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	2,890,004

18,015,658	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	18,015,658

	TOTAL SHORT TERM INVESTMENTS (Cost $111,340,355)	$111,340,355

	TOTAL INVESTMENTS (Cost $120,802,640) - 153.0% (c)	$125,481,534

	Liabilities in Excess of Other Assets - (53.0)%	(43,472,546)

	TOTAL NET ASSETS - 100.0%	$82,008,988

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,491,542.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	18,247	$7,678,471	$895,650

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8000%	Goldman Sachs	12/10/2026	94,435	45,837,805	(880,818)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	50,343	24,435,989	(470,224)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Nomura	12/11/2026	91,819	44,570,659	(860,243)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	39,992	19,411,716	(373,534)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8600%	Barclays	12/22/2026	19,835	8,664,034	712,102

					$150,598,674	$(977,067)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AMZN Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.7%

Money Market Funds - 68.7%

4,654,660	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,654,660

2,386,523	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,386,523

1,576,334	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,576,334

	TOTAL SHORT TERM INVESTMENTS (Cost $8,617,517) (b)	$8,617,517

	TOTAL INVESTMENTS (Cost $8,617,517) - 68.7%	$8,617,517

	Other Assets in Excess of Liabilities - 31.3%	3,930,228

	TOTAL NET ASSETS - 100.0%	$12,547,745

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,962,858.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.0300%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2026	27,475	$7,069,591	$(374,751)

SOFR + (1.1500)%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2026	2,000	549,898	9,970

SOFR + (2.0000)%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/22/2026	16,725	4,261,218	(270,008)

					$11,880,707	$(634,789)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AMZN Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 6.8%

General Merchandise Retailers - 6.8%
95,254	Amazon.com, Inc. (a)	$25,869,082

	TOTAL COMMON STOCKS (Cost $19,909,416)	$25,869,082

SHORT TERM INVESTMENTS - 71.0%

59,599,139	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$59,599,139

41,526,922	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	41,526,922

67,190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	67,190,000

101,693,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	101,693,952

	TOTAL SHORT TERM INVESTMENTS (Cost $270,010,013)	$270,010,013

	TOTAL INVESTMENTS (Cost $289,919,429) - 77.8% (c)	$295,879,095

	Other Assets in Excess of Liabilities - 22.2%	84,343,851

	TOTAL NET ASSETS - 100.0%	$380,222,946

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $236,279,956.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Amazon.com, Inc.	SOFR + 3.1000%	Bank of America Merrill Lynch	12/11/2026	616,109	$163,595,720	$1,210,305

Total return of common shares of Amazon.com, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	388,437	90,758,305	12,651,674

Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	800,000	193,840,133	18,165,280

Total return of common shares of Amazon.com, Inc.	SOFR + 2.5000%	Goldman Sachs	5/25/2027	900,201	227,943,537	16,119,373

					$676,137,695	$48,146,632

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily ASML Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.0%

Machinery Manufacturing - 10.0%
970	ASML Holding NV ADR (Netherlands)	$1,580,130

	TOTAL COMMON STOCKS (Cost $1,678,551)	$1,580,130

SHORT TERM INVESTMENTS - 95.2%

4,669,129	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,669,129

3,369,385	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,369,385

760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	760,000

6,291,470	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	6,291,470

	TOTAL SHORT TERM INVESTMENTS (Cost $15,089,984)	$15,089,984

	TOTAL INVESTMENTS (Cost $16,768,535) - 105.2% (b)	$16,670,114

	Liabilities in Excess of Other Assets - (5.2)%	(813,769)

	TOTAL NET ASSETS - 100.0%	$15,856,345

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,701,106.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of ASML Holding NV ADR	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	7,279	$13,135,881	$(1,313,683)

Total return of common shares of ASML Holding NV ADR	SOFR + 3.7500%	Nomura	12/11/2026	1,933	3,097,133	11,751

Total return of common shares of ASML Holding NV ADR	SOFR + 3.5000%	Citibank N.A.	12/22/2026	2,961	4,317,638	430,647

Total return of common shares of ASML Holding NV ADR	SOFR + 4.2500%	Barclays	12/22/2026	1,601	2,480,965	71,047

Total return of common shares of ASML Holding NV ADR	SOFR + 3.0000%	Goldman Sachs	3/11/2027	4,721	6,676,633	896,986

					$29,708,250	$96,748

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AVGO Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.5%

Money Market Funds - 100.5%

4,222,675	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,222,675

680,490	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	680,490

479,717	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	479,717

1,271,840	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,271,840

	TOTAL SHORT TERM INVESTMENTS (Cost $6,654,722) (b)	$6,654,722

	TOTAL INVESTMENTS (Cost $6,654,722) - 100.5%	$6,654,722

	Liabilities in Excess of Other Assets - (0.5)%	(33,781)

	TOTAL NET ASSETS - 100.0%	$6,620,941

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,432,047.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.6500%	Total return of common shares of Broadcom Inc.	Goldman Sachs	12/10/2026	4,178	$1,707,813	$90,928

SOFR + (1.0000)%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2026	4,688	2,246,630	428,124

SOFR + (2.0000)%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/22/2026	3,824	1,549,073	62,970

SOFR + 2.1500%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2026	4,316	1,647,250	(36,645)

					$7,150,766	$545,377

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily AVGO Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 17.8%

Computer and Electronic Product Manufacturing - 17.8%

85,738	Broadcom Inc.	$33,376,089

	TOTAL COMMON STOCKS (Cost $28,298,163)	$33,376,089

SHORT TERM INVESTMENTS - 96.1%

45,680,203	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$45,680,203

42,818,745	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	42,818,745

20,870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	20,870,000

71,070,958	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	71,070,958

	TOTAL SHORT TERM INVESTMENTS (Cost $180,439,906)	$180,439,906

	TOTAL INVESTMENTS (Cost $208,738,069) - 113.9% (b)	$213,815,995

	Liabilities in Excess of Other Assets - (13.9)%	(26,040,923)

	TOTAL NET ASSETS - 100.0%	$187,775,072

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $159,799,081.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Goldman Sachs	12/10/2026	245,832	$94,346,728	$919,773

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	269,414	121,880,509	(18,214,668)

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Nomura	12/11/2026	137,656	55,239,969	(3,482,157)

Total return of common shares of Broadcom Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	74,394	27,620,425	792,795

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Barclays	12/22/2026	151,560	61,203,855	(2,851,253)

					$360,291,486	$(22,835,510)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily BA Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 16.7%

Transportation Equipment Manufacturing - 16.7%

16,633	Boeing Co. (a)	$3,595,057

	TOTAL COMMON STOCKS (Cost $3,540,898)	$3,595,057

SHORT TERM INVESTMENTS - 87.7%

2,613,387	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$2,613,387

11,083,691	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	11,083,691

1,090,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	1,090,001

4,098,325	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	4,098,325

	TOTAL SHORT TERM INVESTMENTS (Cost $18,885,404)	$18,885,404

	TOTAL INVESTMENTS (Cost $22,426,302) - 104.4% (c)	$22,480,461

	Liabilities in Excess of Other Assets - (4.4)%	(936,608)

	TOTAL NET ASSETS - 100.0%	$21,543,853

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,247,766.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Boeing Co.	SOFR + 2.7300%	Goldman Sachs	12/10/2026	107,240	$23,695,159	$(760,006)

Total return of common shares of Boeing Co.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	36,033	7,715,284	(65,125)

Total return of common shares of Boeing Co.	SOFR + 2.8500%	Nomura	12/11/2026	11,588	2,302,767	105,052

Total return of common shares of Boeing Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	11,234	2,501,826	(182,635)

Total return of common shares of Boeing Co.	SOFR + 2.8700%	Barclays	12/22/2026	16,601	3,418,104	94,631

					$39,633,140	$(808,083)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily BABA Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 0.2%

Management of Companies and Enterprises - 0.2%

100	Alibaba Group Holding Ltd. ADR (China)	$12,225

	TOTAL COMMON STOCKS (Cost $9,507)	$12,225

SHORT TERM INVESTMENTS - 83.1%

565,245	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$565,245

92,497	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	92,497

370,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	370,000

4,379,788	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	4,379,788

	TOTAL SHORT TERM INVESTMENTS (Cost $5,407,530)	$5,407,530

	TOTAL INVESTMENTS (Cost $5,417,037) - 83.3% (b)	$5,419,755

	Other Assets in Excess of Liabilities - 16.7%	1,087,166

	TOTAL NET ASSETS - 100.0%	$6,506,921

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,842,285.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	76,143	$8,143,657	$1,123,409

Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	17,792	2,140,536	32,758

Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 4.2500%	Barclays	12/22/2026	10,652	1,014,415	279,895

Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 3.5000%	Goldman Sachs	3/11/2027	1,759	206,706	7,716

					$11,505,314	$1,443,778

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Biotech Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 39.4%
Chemical Manufacturing - 32.4%
530	Amgen, Inc.	$204,135
1,495	Gilead Sciences, Inc.	194,664
306	Regeneron Pharmaceuticals, Inc.	233,365
422	Vertex Pharmaceuticals, Inc. (a)	201,336

		833,500

Miscellaneous Manufacturing - 7.0%
210	Argenx SE ADR (Netherlands) (a)	179,302

	TOTAL COMMON STOCKS (Cost $880,726)	$1,012,802

SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%

555,863	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$555,863

160,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	160,000

754,079	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	754,079

	TOTAL SHORT TERM INVESTMENTS (Cost $1,469,942)	$1,469,942

	TOTAL INVESTMENTS (Cost $2,350,668) - 96.6% (c)	$2,482,744

	Other Assets in Excess of Liabilities - 3.4%	85,578

	TOTAL NET ASSETS - 100.0%	$2,568,322

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,211,419.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 0.8400%	Citibank N.A.	12/22/2026	11,353	$2,937,587	$15,897

Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	4,494	1,087,053	72,655

					$4,024,640	$88,552

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Bitcoin Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.7%
Money Market Funds - 112.7%

925,009	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$925,009

531,736	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	531,736

380,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	380,000

2,741,816	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,741,816

	TOTAL SHORT TERM INVESTMENTS (Cost $4,578,561) (b)	$4,578,561

	TOTAL INVESTMENTS (Cost $4,578,561) - 112.7%	$4,578,561

	Liabilities in Excess of Other Assets - (12.7)%	(516,422)

	TOTAL NET ASSETS - 100.0%	$4,062,139

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,653,552.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares Bitcoin Trust	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	43,746	$1,534,969	$16,254

Total return of iShares Bitcoin Trust	SOFR + 3.0000%	Citibank N.A.	12/22/2026	150,492	5,399,509	(71,584)

Total return of iShares Bitcoin Trust	SOFR + 4.5000%	Barclays	12/22/2026	15,456	664,553	(123,598)

Total return of iShares Bitcoin Trust	SOFR + 3.5000%	Goldman Sachs	6/29/2027	18,224	783,606	(144,335)

					$8,382,637	$(323,263)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily BRKB Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.9%

Insurance Carriers and Related Activities - 10.9%

8,723	Berkshire Hathaway, Inc. Class B (a)	$4,462,164

	TOTAL COMMON STOCKS (Cost $4,130,476)	$4,462,164

SHORT TERM INVESTMENTS - 91.0%

9,513,448	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$9,513,448

23,448,845	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	23,448,845

770,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	770,004

3,643,135	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	3,643,135

	TOTAL SHORT TERM INVESTMENTS (Cost $37,375,432)	$37,375,432

	TOTAL INVESTMENTS (Cost $41,505,908) - 101.9% (c)	$41,837,596

	Liabilities in Excess of Other Assets - (1.9)%	(752,812)

	TOTAL NET ASSETS - 100.0%	$41,084,784

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,861,983.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.4900%	Goldman Sachs	12/10/2026	130,778	$62,355,807	$3,407,536

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	14,198	7,038,945	(60,201)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.2500%	Citibank N.A.	12/22/2026	1,639	810,534	(6,559)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.9900%	Barclays	12/22/2026	5,274	2,539,575	126,231

					$72,744,861	$3,467,007

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily COIN Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 20.1%
Credit Intermediation and Related Activities - 20.1%

4,180	Coinbase Global, Inc. (a)	$611,367

	TOTAL COMMON STOCKS (Cost $774,531)	$611,367

SHORT TERM INVESTMENTS - 165.5%

764,114	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$764,114

820,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	820,000

3,438,155	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	3,438,155

	TOTAL SHORT TERM INVESTMENTS (Cost $5,022,269)	$5,022,269

	TOTAL INVESTMENTS (Cost $5,796,800) - 185.6% (c)	$5,633,636

	Liabilities in Excess of Other Assets - (85.6)%	(2,599,005)

	TOTAL NET ASSETS - 100.0%	$3,034,631

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at July 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,258,156.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	100	$14,112	$(123)

Total return of common shares of Coinbase Global, Inc.	SOFR + 4.5000%	Bank of America Merrill Lynch	12/11/2026	21,297	3,409,493	(351,925)

Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Citibank N.A.	12/22/2026	1,994	370,807	(89,260)

Total return of common shares of Coinbase Global, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	13,922	2,284,922	(302,979)

					$6,079,334	$(744,287)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily CSCO Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.0%
Money Market Funds - 117.0%

1,109,499	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,109,499

301,015	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	301,015

533,246	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	533,246

	TOTAL SHORT TERM INVESTMENTS (Cost $1,943,760) (b)	$1,943,760

	TOTAL INVESTMENTS (Cost $1,943,760) - 117.0%	$1,943,760

	Liabilities in Excess of Other Assets - (17.0)%	(283,116)

	TOTAL NET ASSETS - 100.0%	$1,660,644

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $834,261.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Goldman Sachs	12/10/2026	3,104	$369,630	$10,304

SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Bank of America Merrill Lynch	12/11/2026	3,746	302,828	(129,392)

SOFR + (2.0000)%	Total return of common shares of Cisco Systems, Inc.	Citibank N.A.	12/22/2026	5,315	521,904	(96,292)

SOFR + 1.5000%	Total return of common shares of Cisco Systems, Inc.	Barclays	12/22/2026	2,150	198,143	(49,749)

					$1,392,505	$(265,129)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily CSCO Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.4%

Computer and Electronic Product Manufacturing - 9.4%
12,092	Cisco Systems, Inc.	$1,402,551

	TOTAL COMMON STOCKS (Cost $1,183,729)	$1,402,551

SHORT TERM INVESTMENTS - 80.5%
4,658,079	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,658,079

3,396,146	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,396,146

1,660,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	1,660,000

2,315,283	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,315,283

	TOTAL SHORT TERM INVESTMENTS (Cost $12,029,508)	$12,029,508

	TOTAL INVESTMENTS (Cost $13,213,237) - 89.9% (b)	$13,432,059

	Other Assets in Excess of Liabilities - 10.1%	1,515,813

	TOTAL NET ASSETS - 100.0%	$14,947,872

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,191,429.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	77,368	$8,702,353	$268,007

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	56,838	5,370,679	1,154,052

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Nomura	12/11/2026	39,466	4,509,956	43,729

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	9,813	897,889	227,551

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	62,147	7,039,486	166,970

					$26,520,363	$1,860,309

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily CSI 300 China A Share Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 46.0%
1,231,054	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$42,102,047

	TOTAL INVESTMENT COMPANIES (Cost $43,070,812)	$42,102,047

SHORT TERM INVESTMENTS - 74.7%
Money Market Funds - 74.7%

42,295,146	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$42,295,146

242,088	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	242,088

190,900	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	190,900

25,590,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	25,590,046

	TOTAL SHORT TERM INVESTMENTS (Cost $68,318,180)	$68,318,180

	TOTAL INVESTMENTS (Cost $111,388,992) - 120.7% (e)	$110,420,227

	Liabilities in Excess of Other Assets - (20.7)%	(18,922,709)

	TOTAL NET ASSETS - 100.0%	$91,497,518

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,108,877.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.1000)%	Goldman Sachs	12/10/2026	302,796	$10,138,680	$183,823

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.0000%	J.P. Morgan	12/16/2026	60,397	1,983,449	64,973

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	48,675	1,601,894	54,426

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.3000)%	Citibank N.A.	12/22/2026	3,687,459	119,252,424	4,402,518

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	Barclays	12/22/2026	20,024	652,983	14,017

					$133,629,430	$4,719,757

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily CSI China Internet Index Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 53.6%
4,797,352	KraneShares CSI China Internet ETF (a)	$136,676,559

	TOTAL INVESTMENT COMPANIES (Cost $141,466,837)	$136,676,559

SHORT TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%

62,060,837	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$62,060,837

28,932,975	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	28,932,975

47,157,866	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	47,157,866

	TOTAL SHORT TERM INVESTMENTS (Cost $138,151,678)	$138,151,678

	TOTAL INVESTMENTS (Cost $279,618,515) - 107.7% (c)	$274,828,237

	Liabilities in Excess of Other Assets - (7.7)%	(19,640,794)

	TOTAL NET ASSETS - 100.0%	$255,187,443

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $200,930,155.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	2,528,983	$68,788,470	$2,665,356

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	3,513,075	110,617,193	(9,786,511)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	3,584,706	101,357,064	(133,894)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.8400%	UBS Securities LLC	12/17/2026	958,112	33,102,433	(5,065,712)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,530,961	77,596,577	(5,865,840)

					$391,461,737	$(18,186,601)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Energy Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.1%
Money Market Funds - 115.1%
37,755,867	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$37,755,867

885,137	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	885,137

5,745,827	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	5,745,827

	TOTAL SHORT TERM INVESTMENTS (Cost $44,386,831) (b)	$44,386,831

	TOTAL INVESTMENTS (Cost $44,386,831) - 115.1%	$44,386,831

	Liabilities in Excess of Other Assets - (15.1)%	(5,833,283)

	TOTAL NET ASSETS - 100.0%	$38,553,548

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,095,928.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3500%	Total return of Energy Select Sector Index	BNP Paribas	12/4/2026	3,685	$4,420,632	$(180,903)

SOFR + 0.6000%	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2026	23,293	29,617,680	630,155

SOFR + 0.3800%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2026	32,852	35,730,195	(5,287,916)

SOFR + 0.4500%	Total return of Energy Select Sector Index	Barclays	12/22/2026	1,682	2,067,305	(40,302)

					$71,835,812	$(4,878,966)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Energy Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.6%
Gasoline Stations and Fuel Dealers - 10.8%
128,277	Chevron Corp.	$25,248,762

Machinery Manufacturing - 2.6%
101,836	Baker Hughes Co.	6,160,060

Oil and Gas Extraction - 26.7%
36,284	APA Corp.	1,354,119
118,352	Devon Energy Corp.	5,341,226
19,925	Diamondback Energy, Inc.	4,043,779
50,658	EOG Resources, Inc.	7,532,338
64,206	EQT Corp.	3,421,538
24,557	Expand Energy Corp.	2,309,094
219,137	ExxonMobil Holdings Corp.	34,062,655
74,533	Occidental Petroleum Corp.	4,253,598

		62,318,347

Petroleum and Coal Products Manufacturing - 14.7%
83,478	ConocoPhillips	10,057,430
25,783	Marathon Petroleum Corp.	8,159,546
38,398	Phillips 66	8,128,089
25,096	Valero Energy Corp.	7,852,538

		34,197,603

Pipeline Transportation - 5.3%
22,033	Targa Resources Corp.	5,957,062
89,369	Williams Cos., Inc.	6,393,458

		12,350,520

Support Activities for Mining - 4.2%
85,754	Halliburton Co.	2,765,567
144,099	SLB Ltd. ADR	7,145,869

		9,911,436

Utilities - 6.3%
200,975	Kinder Morgan, Inc.	6,467,375
64,673	ONEOK, Inc.	5,872,955
5,948	Texas Pacific Land Corp.	2,394,546

		14,734,876

	TOTAL COMMON STOCKS (Cost $133,271,788)	$164,921,604

SHORT TERM INVESTMENTS - 28.0%
Money Market Funds - 28.0%

49,556,449	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$49,556,449

19,388	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	19,388

15,747,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	15,747,178

	TOTAL SHORT TERM INVESTMENTS (Cost $65,323,015)	$65,323,015

	TOTAL INVESTMENTS (Cost $198,594,803) - 98.6% (b)	$230,244,619

	Other Assets in Excess of Liabilities - 1.4%	3,248,871

	TOTAL NET ASSETS - 100.0%	$233,493,490

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $171,451,768.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Energy Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	37,514	$36,988,262	$9,678,563

Total return of Energy Select Sector Index	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2026	33,503	40,429,082	1,314,319

Total return of Energy Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	62,265	$73,289,927	$4,348,430

Total return of Energy Select Sector Index	SOFR + 0.7400%	UBS Securities LLC	12/17/2026	58,503	54,723,706	18,144,362

Total return of Energy Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	49,225	59,218,632	2,363,796

					$264,649,609	$35,849,470

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Energy Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 44.7%

Gasoline Stations and Fuel Dealers - 9.4%

1,365	Chevron Corp.	$268,673

Oil and Gas Extraction - 9.3%

1,720	ExxonMobil Holdings Corp.	267,357

Petroleum and Coal Products Manufacturing - 9.1%

2,160	ConocoPhillips	260,237

Pipeline Transportation - 8.9%

3,584	Williams Cos., Inc.	256,400

Support Activities for Mining - 8.0%

4,665	SLB Ltd. ADR	231,337

	TOTAL COMMON STOCKS (Cost $1,087,290)	$1,284,004

SHORT TERM INVESTMENTS - 50.5%
Money Market Funds - 50.5%

696,878	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$696,878

180,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	180,000

574,669	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	574,669

	TOTAL SHORT TERM INVESTMENTS (Cost $1,451,547)	$1,451,547

	TOTAL INVESTMENTS (Cost $2,538,837) - 95.2% (b)	$2,735,551

	Other Assets in Excess of Liabilities - 4.8%	136,138

	TOTAL NET ASSETS - 100.0%	$2,871,689

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,533,928.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	1,789	$1,563,745	$(3,463)

Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,218	1,861,646	81,217

Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	1,073	968,684	(30,723)

					$4,394,075	$47,031

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Ether Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.0%

Money Market Funds - 103.0%

502,967	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$502,967

661,464	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	661,464

1,205,495	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,205,495

	TOTAL SHORT TERM INVESTMENTS (Cost $2,369,926) (b)	$2,369,926

	TOTAL INVESTMENTS (Cost $2,369,926) - 103.0%	$2,369,926

	Liabilities in Excess of Other Assets - (3.0)%	(68,169)

	TOTAL NET ASSETS - 100.0%	$2,301,757

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,866,959.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares Ethereum Trust	SOFR + 4.7500%	Bank of America Merrill Lynch	12/11/2026	68,912	$899,273	$62,818

Total return of iShares Ethereum Trust	SOFR + 6.2500%	Citibank N.A.	12/22/2026	68,872	893,182	69,668

Total return of iShares Ethereum Trust	SOFR + 5.5000%	J.P. Morgan	6/28/2027	78,564	1,158,743	(70,503)

Total return of iShares Ethereum Trust	SOFR + 4.7500%	Goldman Sachs	6/29/2027	110,793	1,480,289	59,197

					$4,431,487	$121,180

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Gold Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.3%

Money Market Funds - 115.3%

2,162,357	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$2,162,357

371,365	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	371,365

300,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	300,000

532,074	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	532,074

	TOTAL SHORT TERM INVESTMENTS (Cost $3,365,796) (b)	$3,365,796

	TOTAL INVESTMENTS (Cost $3,365,796) - 115.3%	$3,365,796

	Liabilities in Excess of Other Assets - (15.3)%	(446,447)

	TOTAL NET ASSETS - 100.0%	$2,919,349

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,203,439.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of SPDR® Gold Trust	SOFR + 2.2500%	Citibank N.A.	12/22/2026	3,231	$1,317,718	$(129,705)

Total return of SPDR® Gold Trust	SOFR + 3.0000%	Barclays	12/22/2026	6,554	2,470,287	(44,143)

Total return of SPDR® Gold Trust	SOFR + 3.1400%	J.P. Morgan	6/28/2027	3,000	1,242,186	(142,966)

Total return of SPDR® Gold Trust	SOFR + 2.0000%	Goldman Sachs	6/29/2027	2,927	1,211,977	(136,963)

					$6,242,168	$(453,777)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Gold Miners Index Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.4%

Money Market Funds - 92.4%

42,708,518	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$42,708,518

22,662,284	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	22,662,284

	TOTAL SHORT TERM INVESTMENTS (Cost $65,370,802) (b)	$65,370,802

	TOTAL INVESTMENTS (Cost $65,370,802) - 92.4%	$65,370,802

	Other Assets in Excess of Liabilities - 7.6%	5,356,589

	TOTAL NET ASSETS - 100.0%	$70,727,391

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,770,115.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.5900%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/4/2026	211,832	$19,635,943	$4,198,463

SOFR + 0.5500%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2026	183,413	17,221,680	3,875,455

SOFR + 0.4500%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2026	689,996	62,966,675	12,494,219

SOFR + 0.3000%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2026	255,221	26,854,086	8,377,910

SOFR + 0.5000%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/22/2026	568,342	43,565,964	1,560,529

					$170,244,348	$30,506,576

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Gold Miners Index Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 52.8%

5,955,605	VanEck Gold Miners ETF (a)(b)	$441,310,331

	TOTAL INVESTMENT COMPANIES (Cost $476,369,488)	$441,310,331

SHORT TERM INVESTMENTS - 63.0%

Money Market Funds - 63.0%

356,368,347	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$356,368,347

85,695,429	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	85,695,429

84,735,717	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	84,735,717

	TOTAL SHORT TERM INVESTMENTS (Cost $526,799,493)	$526,799,493

	TOTAL INVESTMENTS (Cost $1,003,168,981) - 115.8% (e)	$968,109,824

	Liabilities in Excess of Other Assets - (15.8)%	(131,800,208)

	TOTAL NET ASSETS - 100.0%	$836,309,616

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $672,729,746.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	BNP Paribas	12/4/2026	2,628,249	$215,662,304	$(22,695,825)

Total return of VanEck Gold Miners ETF	SOFR + 0.9000%	Goldman Sachs	12/10/2026	3,132,344	262,798,014	(36,004,402)

Total return of VanEck Gold Miners ETF	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	1,135,607	89,266,688	(5,557,891)

Total return of VanEck Gold Miners ETF	SOFR + 0.7400%	J.P. Morgan	12/16/2026	2,953,078	251,790,055	(37,283,826)

Total return of VanEck Gold Miners ETF	SOFR + 0.9500%	UBS Securities LLC	12/17/2026	3,190,872	274,275,722	(43,397,553)

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	Citibank N.A.	12/22/2026	3,575,237	269,386,642	(5,015,071)

					$1,363,179,425	$(149,954,568)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily GOOGL Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 126.7%

Money Market Funds - 126.7%

13,617,409	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$13,617,409

2,202,218	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,202,218

4,081,694	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	4,081,694

	TOTAL SHORT TERM INVESTMENTS (Cost $19,901,321) (b)	$19,901,321

	TOTAL INVESTMENTS (Cost $19,901,321) - 126.7%	$19,901,321

	Liabilities in Excess of Other Assets - (26.7)%	(4,197,938)

	TOTAL NET ASSETS - 100.0%	$15,703,383

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,283,913.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (1.1500)%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2026	17,403	$5,776,934	$(412,991)

SOFR + (2.0000)%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/22/2026	13,360	4,941,227	191,699

SOFR + 0.0000%	Total return of common shares of Alphabet, Inc.	Goldman Sachs	3/18/2027	13,327	5,004,871	299,390

					$15,723,032	$78,098

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily GOOGL Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 16.7%

Web Search Portals, Libraries, Archives, and Other Information Services - 16.7%

499,610	Alphabet, Inc.	$177,926,110

	TOTAL COMMON STOCKS (Cost $168,772,225)	$177,926,110

SHORT TERM INVESTMENTS - 87.1%

471,832,712	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$471,832,712

185,149,555	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	185,149,555

81,311,913	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	81,311,913

188,516,114	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	188,516,114

	TOTAL SHORT TERM INVESTMENTS (Cost $926,810,294)	$926,810,294

	TOTAL INVESTMENTS (Cost $1,095,582,519) - 103.8% (b)	$1,104,736,404

	Liabilities in Excess of Other Assets - (3.8)%	(40,783,292)

	TOTAL NET ASSETS - 100.0%	$1,063,953,112

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $776,632,404.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Alphabet, Inc.	SOFR + 2.5000%	Goldman Sachs	12/10/2026	1,223,074	$456,407,222	$(26,058,135)

Total return of common shares of Alphabet, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	839,229	262,096,042	29,089,317

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Nomura	12/11/2026	1,077,238	413,267,880	(36,238,425)

Total return of common shares of Alphabet, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	700,055	253,491,851	(6,217,723)

Total return of common shares of Alphabet, Inc.	SOFR + 2.2500%	Barclays	12/22/2026	1,062,230	342,166,255	28,321,807

Total return of common shares of Alphabet, Inc.	SOFR + 2.8500%	BNP Paribas	05/21/2027	572,990	211,302,166	(9,066,072)

					$1,938,731,416	$(20,169,231)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily HOOD Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 1.8%

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
1,902	Robinhood Markets, Inc. (a)	$164,637

	TOTAL COMMON STOCKS (Cost $146,922)	$164,637

SHORT TERM INVESTMENTS - 106.5%

1,404,128	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$1,404,128

1,030,068	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,030,068

1,700,132	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	1,700,132

5,648,023	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	5,648,023

	TOTAL SHORT TERM INVESTMENTS (Cost $9,782,351)	$9,782,351

	TOTAL INVESTMENTS (Cost $9,929,273) - 108.3% (c)	$9,946,988

	Liabilities in Excess of Other Assets - (8.3)%	(759,012)

	TOTAL NET ASSETS - 100.0%	$9,187,976

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,428,981.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	20,000	$1,424,285	$271,543

Total return of common shares of Robinhood Markets, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	53,657	4,281,330	270,728

Total return of common shares of Robinhood Markets, Inc.	SOFR + 7.0000%	Nomura	12/11/2026	1,000	108,166	(22,884)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 8.7500%	Citibank N.A.	12/22/2026	72,600	7,126,562	(888,865)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	63,105	4,537,190	780,462

					$17,477,533	$410,984

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily INTC Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 16.3%

Computer and Electronic Product Manufacturing - 16.3%
111,918	Intel Corp. (a)	$10,095,004

	TOTAL COMMON STOCKS (Cost $11,123,341)	$10,095,004

SHORT TERM INVESTMENTS - 101.8%

10,528,930	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$10,528,930

261,611	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	261,611

7,890,138	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	7,890,138

44,203,387	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	44,203,387

	TOTAL SHORT TERM INVESTMENTS (Cost $62,884,066)	$62,884,066

	TOTAL INVESTMENTS (Cost $74,007,407) - 118.1% (c)	$72,979,070

	Liabilities in Excess of Other Assets - (18.1)%	(11,221,645)

	TOTAL NET ASSETS - 100.0%	$61,757,425

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,168,463.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Intel Corp.	SOFR + 4.0000%	Goldman Sachs	12/10/2026	5,664	$536,664	$(36,330)

Total return of common shares of Intel Corp.	SOFR + 3.7500%	Nomura	12/11/2026	15,734	1,701,887	(313,004)

Total return of common shares of Intel Corp.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/14/2026	480,821	45,117,716	(2,283,625)

Total return of common shares of Intel Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	525,371	53,626,212	(6,878,195)

Total return of common shares of Intel Corp.	SOFR + 4.0000%	Barclays	12/22/2026	229,629	22,255,854	(1,824,130)

					$123,238,333	$(11,335,284)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Junior Gold Miners Index Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 93.1%

Money Market Funds - 93.1%

24,812,003	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$24,812,003

4,644,386	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	4,644,386

	TOTAL SHORT TERM INVESTMENTS (Cost $29,456,389) (b)	$29,456,389

	TOTAL INVESTMENTS (Cost $29,456,389) - 93.1%	$29,456,389

	Other Assets in Excess of Liabilities - 6.9%	2,191,300

	TOTAL NET ASSETS - 100.0%	$31,647,689

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,262,261.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/15/2026	126,934	$15,742,509	$3,773,550

SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/16/2026	221,687	24,338,101	3,308,127

SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/22/2026	86,646	10,173,295	2,013,319

SOFR + 0.3900%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	6/11/2027	228,220	22,432,134	707,161

					$72,686,039	$9,802,157

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Junior Gold Miners Index Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 37.8%

1,405,225	VanEck Junior Gold Miners ETF (a)(b)	$134,044,413

	TOTAL INVESTMENT COMPANIES (Cost $148,471,289)	$134,044,413

SHORT TERM INVESTMENTS - 93.1%
Money Market Funds - 93.1%

226,553,090	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$226,553,090

103,202,910	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	103,202,910

	TOTAL SHORT TERM INVESTMENTS (Cost $329,756,000)	$329,756,000

	TOTAL INVESTMENTS (Cost $478,227,289) - 130.9% (e)	$463,800,413

	Liabilities in Excess of Other Assets - (30.9)%	(109,446,389)

	TOTAL NET ASSETS - 100.0%	$354,354,024

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $294,878,026.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	2,077,579	$203,969,383	$(6,305,386)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.6300%	J.P. Morgan	12/15/2026	1,854,326	235,298,730	(61,031,496)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.9300%	UBS Securities LLC	12/17/2026	1,064,167	120,186,228	(19,798,325)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	1,027,391	111,559,707	(14,482,283)

					$671,014,048	$(101,617,490)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily LLY Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.1%

Chemical Manufacturing - 15.1%

2,399	Eli Lilly & Co.	$2,756,067

	TOTAL COMMON STOCKS (Cost $1,662,785)	$2,756,067

SHORT TERM INVESTMENTS - 87.8%

2,803,434	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$2,803,434

4,744,063	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	4,744,063

5,940,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	5,940,000

2,559,108	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,559,108

	TOTAL SHORT TERM INVESTMENTS (Cost $16,046,605)	$16,046,605

	TOTAL INVESTMENTS (Cost $17,709,390) - 102.9% (b)	$18,802,672

	Liabilities in Excess of Other Assets - (2.9)%	(535,832)

	TOTAL NET ASSETS - 100.0%	$18,266,840

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,243,172.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Goldman Sachs	12/10/2026	8,782	$10,626,396	$(541,030)

Total return of common shares of Eli Lilly & Co.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	5,287	5,847,811	150,107

Total return of common shares of Eli Lilly & Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	949	1,016,796	30,399

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Barclays	12/22/2026	14,381	17,401,298	(885,940)

					$34,892,301	$(1,246,464)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily LMT Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.6%

Transportation Equipment Manufacturing - 13.6%
1,826	Lockheed Martin Corp.	$1,064,084

	TOTAL COMMON STOCKS (Cost $856,861)	$1,064,084

SHORT TERM INVESTMENTS - 99.4%

1,257,470	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,257,470

2,144,401	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,144,401

1,090,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	1,090,001

3,284,855	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	3,284,855

	TOTAL SHORT TERM INVESTMENTS (Cost $7,776,727)	$7,776,727

	TOTAL INVESTMENTS (Cost $8,633,588) - 113.0% (b)	$8,840,811

	Liabilities in Excess of Other Assets - (13.0)%	(1,017,080)

	TOTAL NET ASSETS - 100.0%	$7,823,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,519,255.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	4,064	$2,291,773	$22,512

Total return of common shares of Lockheed Martin Corp.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	11,184	5,876,353	599,111

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Barclays	12/22/2026	7,184	4,186,404	(31,234)

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,591	1,610,388	(142,938)

					$13,964,918	$447,451

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Magnificent 7 Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.4%

Money Market Funds - 104.4%

28,103,819	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$28,103,819

4,222,371	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	4,222,371

2,449,824	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	2,449,824

850,169	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	850,169

	TOTAL SHORT TERM INVESTMENTS (Cost $35,626,183) (b)	$35,626,183

	TOTAL INVESTMENTS (Cost $35,626,183) - 104.4%	$35,626,183

	Liabilities in Excess of Other Assets - (4.4)%	(1,494,468)

	TOTAL NET ASSETS - 100.0%	$34,131,715

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,522,365.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.4500%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2026	2,129	$20,194,586	$171,416

SOFR + 0.6000%	Total return of Indxx Magnificent 7 Index	Bank of America Merrill Lynch	12/11/2026	300	2,811,739	(29,934)

SOFR + 0.6800%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2026	1,153	11,475,782	569,632

					$34,482,107	$711,114

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Magnificent 7 Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 40.7%
Computer and Electronic Product Manufacturing - 17.1%
11,396	Alphabet, Inc. - Class A	$4,058,458
13,418	Apple, Inc.	4,144,954
19,099	NVIDIA Corp.	3,834,124

		12,037,536

General Merchandise Retailers - 6.6%
17,118	Amazon.com, Inc. (a)	4,648,907

Professional, Scientific, and Technical Services - 5.6%

7,068	Meta Platforms, Inc. - Class A	3,934,826

Publishing Industries - 7.1%

10,849	Microsoft Corp.	5,041,747

Transportation Equipment Manufacturing - 4.3%

9,838	Tesla, Inc. (a)	3,061,684

	TOTAL COMMON STOCKS (Cost $20,611,642)	$28,724,700

SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%

9,578,542	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)(c)	$9,578,542

1,810,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,810,000

422,831	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	422,831

2,785,279	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	2,785,279

	TOTAL SHORT TERM INVESTMENTS (Cost $14,596,652)	$14,596,652

	TOTAL INVESTMENTS (Cost $35,208,294) - 61.4% (c)	$43,321,352

	Other Assets in Excess of Liabilities - 38.6%	27,236,691

	TOTAL NET ASSETS - 100.0%	$70,558,043

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,018,111.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx Magnificent 7 Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	3,734	$32,332,788	$2,916,463

Total return of Indxx Magnificent 7 Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	2,347	22,349,622	(508,474)

Total return of Indxx Magnificent 7 Index	SOFR + 1.0000%	Barclays	12/22/2026	5,717	51,977,274	2,182,881

					$106,659,684	$4,590,870

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily META Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.7%

Money Market Funds - 101.7%

7,302,896	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$7,302,896

430,019	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	430,019

1,310,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	1,310,000

1,928,305	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,928,305

	TOTAL SHORT TERM INVESTMENTS (Cost $10,971,220) (b)	$10,971,220

	TOTAL INVESTMENTS (Cost $10,971,220) - 101.7%	$10,971,220

	Liabilities in Excess of Other Assets - (1.7)%	(178,745)

	TOTAL NET ASSETS - 100.0%	$10,792,475

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,668,324.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.6500%	Total return of common shares of Meta Platforms Inc.	Goldman Sachs	12/10/2026	2,509	$1,621,757	$240,302

SOFR + (0.6500)%	Total return of common shares of Meta Platforms Inc.	Bank of America Merrill Lynch	12/11/2026	3,101	1,976,072	276,957

SOFR + (2.0000)%	Total return of common shares of Meta Platforms Inc.	Citibank N.A.	12/22/2026	5,718	3,578,300	401,967

SOFR + 2.1500%	Total return of common shares of Meta Platforms Inc.	Barclays	12/22/2026	8,055	4,571,614	115,544

					$11,747,743	$1,034,770

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily META Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 18.4%

Professional, Scientific, and Technical Services - 18.4%
120,371	Meta Platforms, Inc.	$67,011,739

	TOTAL COMMON STOCKS (Cost $71,128,782)	$67,011,739

SHORT TERM INVESTMENTS - 105.3%

104,272,297	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$104,272,297

100,904,479	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	100,904,479

116,332,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	116,332,449

61,257,001	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	61,257,001

	TOTAL SHORT TERM INVESTMENTS (Cost $382,766,226)	$382,766,226

	TOTAL INVESTMENTS (Cost $453,895,008) - 123.7% (b)	$449,777,965

	Liabilities in Excess of Other Assets - (23.7)%	(86,247,889)

	TOTAL NET ASSETS - 100.0%	$363,530,076

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $349,580,525.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	217,138	$127,498,008	$(8,739,628)

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.6500%	Goldman Sachs	12/10/2026	330,104	199,030,736	(17,782,736)

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	220,778	126,692,101	(4,560,804)

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.9500%	Citibank N.A.	12/22/2026	89,059	50,610,920	(1,355,043)

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.9800%	Barclays	12/22/2026	328,336	232,024,450	(55,810,262)

					$735,856,215	$(88,248,473)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MRVL Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.3%

Professional, Scientific, and Technical Services - 10.3%

49,791	Marvell Technology, Inc.	$9,338,800

	TOTAL COMMON STOCKS (Cost $10,932,322)	$9,338,800

SHORT TERM INVESTMENTS - 83.2%

8,153,065	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$8,153,065

24,310,897	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	24,310,897

9,060,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	9,060,000

33,910,333	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	33,910,333

	TOTAL SHORT TERM INVESTMENTS (Cost $75,434,295)	$75,434,295

	TOTAL INVESTMENTS (Cost $86,366,617) - 93.5% (b)	$84,773,095

	Other Assets in Excess of Liabilities - 6.5%	5,920,098

	TOTAL NET ASSETS - 100.0%	$90,693,193

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,099,960.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Marvell Technology, Inc.	SOFR + 3.7500%	BNP Paribas	12/04/2026	3,319	$769,199	$(150,128)

Total return of common shares of Marvell Technology, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	282,423	48,049,895	4,349,277

Total return of common shares of Marvell Technology, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	373,889	70,797,115	(1,494,964)

Total return of common shares of Marvell Technology, Inc.	SOFR + 5.0000%	Nomura	12/11/2026	1,928	541,290	(184,558)

Total return of common shares of Marvell Technology, Inc.	SOFR + 4.0000%	Citibank N.A.	12/22/2026	116,214	20,986,676	478,102

Total return of common shares of Marvell Technology, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	139,426	26,607,112	(799,571)

					$167,751,287	$2,198,158

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI Brazil Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 47.9%

1,374,194	iShares MSCI Brazil Capped ETF (a)(b)	$50,364,210

	TOTAL INVESTMENT COMPANIES (Cost $49,523,567)	$50,364,210

SHORT TERM INVESTMENTS - 56.0%
Money Market Funds - 56.0%

47,832,190	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$47,832,190

693,814	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	693,814

10,417,696	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	10,417,696

	TOTAL SHORT TERM INVESTMENTS (Cost $58,943,700)	$58,943,700

	TOTAL INVESTMENTS (Cost $108,467,267) - 103.9% (e)	$109,307,910

	Liabilities in Excess of Other Assets - (3.9)%	(4,064,483)

	TOTAL NET ASSETS - 100.0%	$105,243,427

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,848,874.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.6500%	BNP Paribas	12/4/2026	150,000	$4,799,460	$625,492

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.2700%	J.P. Morgan	12/16/2026	1,400,000	46,615,704	5,360,143

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	1,820,351	57,994,741	7,927,800

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7500%	Barclays	12/22/2026	998,300	34,050,458	2,456,031

					$143,460,363	$16,369,466

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI India Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 59.5%

681,418	iShares MSCI India ETF (a)(b)(c)	$33,934,616

	TOTAL INVESTMENT COMPANIES (Cost $35,534,485)	$33,934,616

SHORT TERM INVESTMENTS - 47.5%
Money Market Funds - 47.5%

16,123,934	Dreyfus Government Cash Management Institutional Shares, 3.56% (d)(e)	$16,123,934

2,948,587	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (d)	2,948,587

8,030,610	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (d)	8,030,610

	TOTAL SHORT TERM INVESTMENTS (Cost $27,103,131)	$27,103,131

	TOTAL INVESTMENTS (Cost $62,637,616) - 107.0% (f)	$61,037,747

	Liabilities in Excess of Other Assets - (7.0)%	(4,012,216)

	TOTAL NET ASSETS - 100.0%	$57,025,531

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(d)	Represents annualized seven-day yield at July 31, 2026.
(e)	All or a portion of this security represents an investment of securities lending collateral.
(f)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,988,194.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI India ETF	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	403,827	$19,661,633	$337,893

Total return of iShares MSCI India ETF	SOFR + 0.7900%	UBS Securities LLC	12/17/2026	631,678	33,459,984	(2,925,855)

Total return of iShares MSCI India ETF	SOFR + 0.9500%	Citibank N.A.	12/22/2026	259,272	13,947,023	(1,414,671)

Total return of iShares MSCI India ETF	SOFR + 0.8000%	Barclays	12/22/2026	313,885	14,785,717	635,499

					$81,854,357	$(3,367,134)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSFT Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.0%
Money Market Funds - 89.0%

4,253,684	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$4,253,684

748,872	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	748,872

1,920,307	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,920,307

	TOTAL SHORT TERM INVESTMENTS (Cost $6,922,863) (b)	$6,922,863

	TOTAL INVESTMENTS (Cost $6,922,863) - 89.0%	$6,922,863

	Other Assets in Excess of Liabilities - 11.0%	857,021

	TOTAL NET ASSETS - 100.0%	$7,779,884

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,669,179.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.0300%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2026	6,836	$2,901,241	$(264,297)

SOFR + (0.5000)%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2026	4,956	2,036,407	(250,353)

SOFR + (2.0000)%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/22/2026	4,948	2,355,151	69,728

					$7,292,799	$(444,922)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSFT Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 11.1%

Publishing Industries - 11.1%
181,546	Microsoft Corp.	$84,368,058

	TOTAL COMMON STOCKS (Cost $69,267,834)	$84,368,058

SHORT TERM INVESTMENTS - 84.8%

179,963,354	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$179,963,354

161,213,169	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	161,213,169

23,880,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	23,880,000

280,375,308	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	280,375,308

	TOTAL SHORT TERM INVESTMENTS (Cost $645,431,831)	$645,431,831

	TOTAL INVESTMENTS (Cost $714,699,665) - 95.9% (b)	$729,799,889

	Other Assets in Excess of Liabilities - 4.1%	31,647,463

	TOTAL NET ASSETS - 100.0%	$761,447,352

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $465,468,475.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Microsoft Corp.	SOFR + 2.5000%	Goldman Sachs	12/10/2026	1,188,067	$552,118,496	$(3,073,281)

Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	951,847	442,342,338	(6,713,711)

Total return of common shares of Microsoft Corp.	SOFR + 2.8000%	Citibank N.A.	12/22/2026	852,791	338,969,965	52,871,672

Total return of common shares of Microsoft Corp.	SOFR + 2.2500%	Barclays	12/22/2026	102,438	49,674,235	(4,258,716)

					$1,383,105,034	$38,825,964

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MU Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.4%
Money Market Funds - 101.4%

35,432,004	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$35,432,004

15,913,865	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	15,913,865

3,990,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	3,990,001

5,581,445	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	5,581,445

	TOTAL SHORT TERM INVESTMENTS (Cost $60,917,315) (b)	$60,917,315

	TOTAL INVESTMENTS (Cost $60,917,315) - 101.4%	$60,917,315

	Liabilities in Excess of Other Assets - (1.4)%	(828,152)

	TOTAL NET ASSETS - 100.0%	$60,089,163

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,236,237.

ShortTotal Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.9000%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2026	35,084	$29,413,960	$573,955

SOFR + (1.2500)%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2026	14,449	15,399,187	3,544,456

SOFR + 1.0000%	Total return of common shares of Micron Technology, Inc.	Nomura	12/11/2026	8,295	3,350,699	(3,419,731)

SOFR + 2.6500%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2026	15,173	16,482,826	4,074,970

					$64,646,672	$4,773,650

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MU Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.6%

Computer and Electronic Product Manufacturing - 12.6%
517,559	Micron Technology, Inc.	$425,966,584

	TOTAL COMMON STOCKS (Cost $279,540,374)	$425,966,584

SHORT TERM INVESTMENTS - 125.8%

1,582,632,907	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,582,632,907

1,442,243,761	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,442,243,761

747,650,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	747,650,000

480,395,290	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	480,395,290

	TOTAL SHORT TERM INVESTMENTS (Cost $4,252,921,958)	$4,252,921,958

	TOTAL INVESTMENTS (Cost $4,532,462,332) - 138.4% (b)	$4,678,888,542

	Liabilities in Excess of Other Assets - (38.4)%	(1,298,776,018)

	TOTAL NET ASSETS - 100.0%	$3,380,112,524

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,031,609,116.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Micron Technology, Inc.	SOFR + 8.0000%	BNP Paribas	12/04/2026	1,515,037	$1,595,162,449	$(372,237,412)

Total return of common shares of Micron Technology, Inc.	SOFR + 7.0000%	HSBC Securities, Inc.	12/9/2026	85,000	74,357,252	(4,421,699)

Total return of common shares of Micron Technology, Inc.	SOFR + 9.0000%	Bank of America Merrill Lynch	12/11/2026	434,748	407,373,909	(52,945,045)

Total return of common shares of Micron Technology, Inc.	SOFR + 6.5000%	Nomura	12/11/2026	656,552	614,905,921	(81,153,764)

Total return of common shares of Micron Technology, Inc.	SOFR + 10.0000%	Citibank N.A.	12/22/2026	241,027	239,059,818	(40,087,836)

Total return of common shares of Micron Technology, Inc.	SOFR + 9.0000%	Barclays	12/22/2026	1,672,676	1,753,950,414	(395,714,100)

Total return of common shares of Micron Technology, Inc.	SOFR + 4.7400%	J.P. Morgan	7/1/2027	740,717	744,602,812	(142,283,094)

Total return of common shares of Micron Technology, Inc.	SOFR + 8.0000%	Goldman Sachs	7/16/2027	2,349,034	2,332,757,595	(418,445,971)

					$7,762,170,170	$(1,507,288,921)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily NFLX Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.1%
Money Market Funds - 100.1%

2,592,343	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$2,592,343

903,566	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	903,566

420,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	420,000

891,982	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	891,982

	TOTAL SHORT TERM INVESTMENTS (Cost $4,807,891) (b)	$4,807,891

	TOTAL INVESTMENTS (Cost $4,807,891) - 100.1%	$4,807,891

	Liabilities in Excess of Other Assets - (0.1)%	(3,954)

	TOTAL NET ASSETS - 100.0%	$4,803,937

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,215,549.

ShortTotal Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.6500%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2026	22,447	$1,528,571	$(78,881)

SOFR + (1.2500)%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2026	16,923	1,567,489	371,816

SOFR + (2.0000)%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/22/2026	14,428	1,341,195	317,056

SOFR + 2.1500%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2026	13,184	1,237,632	330,854

					$5,674,887	$940,845

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily NFLX Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.1%

Motion Picture and Sound Recording Industries - 15.1%

286,635	Netflix, Inc. (a)	$20,554,596

	TOTAL COMMON STOCKS (Cost $23,128,843)	$20,554,596

SHORT TERM INVESTMENTS - 101.9%

31,142,704	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$31,142,704

50,680,832	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	50,680,832

30,760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	30,760,000

26,155,489	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	26,155,489

	TOTAL SHORT TERM INVESTMENTS (Cost $138,739,025)	$138,739,025

	TOTAL INVESTMENTS (Cost $161,867,868) - 117.0% (c)	$159,293,621

	Liabilities in Excess of Other Assets - (17.0)%	(23,207,959)

	TOTAL NET ASSETS - 100.0%	$136,085,662

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $128,337,140.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Netflix, Inc.	SOFR + 2.5000%	Goldman Sachs	12/10/2026	1,491,380	$110,994,395	$(4,525,113)

Total return of common shares of Netflix, Inc.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	495,617	38,967,418	(4,169,100)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Nomura	12/11/2026	395,607	36,676,725	(10,063,351)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	172,651	15,654,237	(3,749,037)

Total return of common shares of Netflix, Inc.	SOFR + 2.9200%	Barclays	12/22/2026	953,037	77,605,061	(11,106,248)

					$279,897,836	$(33,612,849)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily NVDA Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.7%
Money Market Funds - 96.7%

14,453,944	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$14,453,944

1,949,167	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,949,167

2,610,003	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	2,610,003

2,063,789	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,063,789

	TOTAL SHORT TERM INVESTMENTS (Cost $21,076,903) (b)	$21,076,903

	TOTAL INVESTMENTS (Cost $21,076,903) - 96.7%	$21,076,903

	Other Assets in Excess of Liabilities - 3.3%	729,953

	TOTAL NET ASSETS - 100.0%	$21,806,856

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,977,055.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (0.7500)%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/4/2026	3,480	$638,162	$(49,050)

SOFR + 1.6500%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2026	24,738	4,975,740	30,912

SOFR + 0.8500%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2026	28,042	5,693,622	78,487

SOFR + (2.0000)%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/22/2026	8,086	1,637,670	16,543

SOFR + 2.1500%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2026	44,266	9,513,859	716,721

					$22,459,053	$793,613

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily NVDA Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.9%
Computer and Electronic Product Manufacturing - 12.9%

333,792	NVIDIA Corp.	$67,008,744

	TOTAL COMMON STOCKS (Cost $47,724,718)	$67,008,744

SHORT TERM INVESTMENTS - 84.9%

251,673,182	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$251,673,182

21,089,304	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	21,089,304

32,931,565	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	32,931,565

137,061,294	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	137,061,294

	TOTAL SHORT TERM INVESTMENTS (Cost $442,755,345)	$442,755,345

	TOTAL INVESTMENTS (Cost $490,480,063) - 97.8% (b)	$509,764,089

	Other Assets in Excess of Liabilities - 2.2%	11,659,258

	TOTAL NET ASSETS - 100.0%	$521,423,347

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $373,006,654.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of NVIDIA Corp.	SOFR + 2.9000%	BNP Paribas	12/04/2026	985,272	$178,663,217	$13,291,184

Total return of common shares of NVIDIA Corp.	SOFR + 2.7500%	Goldman Sachs	12/10/2026	270,362	47,308,745	5,975,113

Total return of common shares of NVIDIA Corp.	SOFR + 3.1000%	Bank of America Merrill Lynch	12/11/2026	460,981	86,808,927	3,766,570

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Nomura	12/11/2026	1,100,000	202,158,000	9,275,446

Total return of common shares of NVIDIA Corp.	SOFR + 2.8000%	Citibank N.A.	12/22/2026	1,548,788	310,771,069	(3,709,725)

Total return of common shares of NVIDIA Corp.	SOFR + 2.9300%	Barclays	12/22/2026	494,959	99,312,216	(1,158,362)

					$925,022,174	$27,440,226

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily NYSE FANG+ Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 34.4%
Computer and Electronic Product Manufacturing - 16.5%

11,424	Alphabet, Inc.	$4,068,429

14,043	Apple, Inc.	4,338,023

10,577	Broadcom, Inc.	4,117,415

3,984	Micron Technology, Inc.	3,278,951

20,308	NVIDIA Corp.	4,076,831

		19,879,649

General Merchandise Retailers - 3.9%

17,499	Amazon.com, Inc. (a)	4,752,379

Motion Picture and Sound Recording Industries - 3.2%

54,002	Netflix, Inc. (a)	3,872,483

Professional, Scientific, and Technical Services - 6.6%

7,322	Meta Platforms, Inc.	4,076,231

31,814	Palantir Technologies, Inc. (a)	3,915,031

		7,991,262

Publishing Industries - 4.2%

10,967	Microsoft Corp.	5,096,583

	TOTAL COMMON STOCKS (Cost $41,711,736)	$41,592,356

SHORT TERM INVESTMENTS - 62.9%
Money Market Funds - 62.9%

54,106,282	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$54,106,282

4,510,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	4,510,000

17,403,077	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	17,403,077

	TOTAL SHORT TERM INVESTMENTS (Cost $76,019,359)	$76,019,359

	TOTAL INVESTMENTS (Cost $117,731,095) - 97.3% (c)	$117,611,715

	Other Assets in Excess of Liabilities - 2.7%	3,292,090

	TOTAL NET ASSETS - 100.0%	$120,903,805

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,382,892.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NYSE FANG+ Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	369	$6,105,264	$90,045

Total return of NYSE FANG+ Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	2,680	44,499,751	692,911

Total return of NYSE FANG+ Index	SOFR + 0.7500%	J.P. Morgan	12/15/2026	3,049	49,623,890	2,498,174

Total return of NYSE FANG+ Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	3,043	46,991,407	4,468,172

Total return of NYSE FANG+ Index	SOFR + 0.8300%	Barclays	12/22/2026	2,457	40,094,461	1,727,764

					$187,314,773	$9,477,066

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily ORCL Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.3%
Money Market Funds - 117.3%

8,024,687	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$8,024,687

853,686	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	853,686

3,020,298	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	3,020,298

	TOTAL SHORT TERM INVESTMENTS (Cost $11,898,671) (b)	$11,898,671

	TOTAL INVESTMENTS (Cost $11,898,671) - 117.3%	$11,898,671

	Liabilities in Excess of Other Assets - (17.3)%	(1,756,340)

	TOTAL NET ASSETS - 100.0%	$10,142,331

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,873,985.

ShortTotal Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.2500%	Total return of common shares of Oracle Corp.	Goldman Sachs	12/10/2026	3,137	$400,156	$(7,030)

SOFR + (0.5000)%	Total return of common shares of Oracle Corp.	Bank of America Merrill Lynch	12/11/2026	27,421	4,630,181	1,076,312

SOFR + (2.0000)%	Total return of common shares of Oracle Corp.	Citibank N.A.	12/22/2026	26,528	3,228,851	(214,754)

SOFR + 1.5000%	Total return of common shares of Oracle Corp.	Barclays	12/22/2026	20,997	2,678,377	(48,068)

					$10,937,565	$806,460

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily ORCL Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.4%

Professional, Scientific, and Technical Services - 15.4%
116,926	Oracle Corp.	$15,185,180

	TOTAL COMMON STOCKS (Cost $15,560,416)	$15,185,180

SHORT TERM INVESTMENTS - 122.8%

33,480,105	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$33,480,105

20,475,449	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	20,475,449

17,210,130	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	17,210,130

50,000,864	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	50,000,864

	TOTAL SHORT TERM INVESTMENTS (Cost $121,166,548)	$121,166,548

	TOTAL INVESTMENTS (Cost $136,726,964) - 138.2% (b)	$136,351,728

	Liabilities in Excess of Other Assets - (38.2)%	(37,686,925)

	TOTAL NET ASSETS - 100.0%	$98,664,803

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,102,346.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Oracle Corp.	SOFR + 3.5000%	BNP Paribas	12/04/2026	93,616	$23,160,134	$(11,229,428)

Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	266,039	39,390,812	(5,178,769)

Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	114,411	15,905,204	(1,250,927)

Total return of common shares of Oracle Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	841,572	111,650,415	(2,771,767)

Total return of common shares of Oracle Corp.	SOFR + 4.0000%	Barclays	12/22/2026	86,578	15,597,886	(4,672,574)

					$205,704,451	$(25,103,465)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily PANW Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.1%

Money Market Funds - 113.1%

1,306,856	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,306,856

286,232	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	286,232

330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	330,000

769,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	769,799

	TOTAL SHORT TERM INVESTMENTS (Cost $2,692,887) (b)	$2,692,887

	TOTAL INVESTMENTS (Cost $2,692,887) - 113.1%	$2,692,887

	Liabilities in Excess of Other Assets - (13.1)%	(311,330)

	TOTAL NET ASSETS - 100.0%	$2,381,557

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,386,032.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.4000%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	12/10/2026	600	$155,486	$(40,846)

SOFR + (1.2500)%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2026	1,756	584,559	2,547

SOFR + (2.0000)%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/22/2026	1,844	344,607	(263,803)

SOFR + 1.8600%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2026	2,976	999,482	15,783

					$2,084,134	$(286,319)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily PANW Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.0%

Computer and Electronic Product Manufacturing - 15.0%
11,853	Palo Alto Networks, Inc. (a)	$3,933,181

	TOTAL COMMON STOCKS (Cost $2,339,193)	$3,933,181

SHORT TERM INVESTMENTS - 103.9%

16,796,644	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$16,796,644

1,662,560	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,662,560

1,970,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	1,970,002

6,744,457	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	6,744,457

	TOTAL SHORT TERM INVESTMENTS (Cost $27,173,663)	$27,173,663

	TOTAL INVESTMENTS (Cost $29,512,856) - 118.9% (c)	$31,106,844

	Liabilities in Excess of Other Assets - (18.9)%	(4,949,220)

	TOTAL NET ASSETS - 100.0%	$26,157,624

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,007,830.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.5000%	BNP Paribas	12/04/2026	34,171	$12,256,454	$(946,631)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.8700%	Goldman Sachs	12/10/2026	7,394	2,408,078	44,790

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	26,495	7,553,461	1,208,453

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 4.2500%	Nomura	12/11/2026	29,918	9,743,694	181,857

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	28,589	8,981,234	501,760

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.3500%	Barclays	12/22/2026	19,214	6,036,078	337,704

					$46,978,999	$1,327,933

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily PLTR Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.2%

Money Market Funds - 98.2%

22,314,229	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$22,314,229

2,739,408	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,739,408

4,630,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	4,630,004

4,967,614	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	4,967,614

	TOTAL SHORT TERM INVESTMENTS (Cost $34,651,255) (b)	$34,651,255

	TOTAL INVESTMENTS (Cost $34,651,255) - 98.2%	$34,651,255

	Other Assets in Excess of Liabilities - 1.8%	649,606

	TOTAL NET ASSETS - 100.0%	$35,300,861

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,337,027.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.6500%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	12/10/2026	52,123	$7,381,636	$1,036,107

SOFR + (0.5000)%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2026	65,070	8,775,466	806,116

SOFR + (2.0000)%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/22/2026	44,728	6,339,467	853,279

SOFR + 2.1500%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2026	124,901	18,784,394	3,679,554

					$41,280,963	$6,375,056

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily PLTR Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 19.5%

Professional, Scientific, and Technical Services - 19.5%
593,233	Palantir Technologies, Inc. (a)	$73,003,253

	TOTAL COMMON STOCKS (Cost $79,717,748)	$73,003,253

SHORT TERM INVESTMENTS - 102.8%

132,637,878	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$132,637,878

38,672,212	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	38,672,212

57,260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	57,260,000

156,104,042	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	156,104,042

	TOTAL SHORT TERM INVESTMENTS (Cost $384,674,132)	$384,674,132

	TOTAL INVESTMENTS (Cost $464,391,880) - 122.3% (c)	$457,677,385

	Liabilities in Excess of Other Assets - (22.3)%	(83,655,216)

	TOTAL NET ASSETS - 100.0%	$374,022,169

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $329,678,675.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.1500%	Goldman Sachs	12/10/2026	663,156	$84,486,766	$(3,339,685)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	2,518,902	314,077,870	(8,171,426)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Nomura	12/11/2026	628,619	118,123,796	(46,420,240)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	525,005	76,229,547	(12,539,619)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8900%	Barclays	12/22/2026	1,148,822	153,394,509	(14,225,725)

					$746,312,488	$(84,696,695)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily PYPL Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 16.7%

Telecommunications - 16.7%
5,500	PayPal Holdings, Inc.	$314,656

	TOTAL COMMON STOCKS (Cost $243,205)	$314,656

SHORT TERM INVESTMENTS - 127.5%

1,095,414	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,095,414

291,849	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	291,849

390,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	390,000

628,343	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	628,343

	TOTAL SHORT TERM INVESTMENTS (Cost $2,405,606)	$2,405,606

	TOTAL INVESTMENTS (Cost $2,648,811) - 144.2% (b)	$2,720,262

	Liabilities in Excess of Other Assets - (44.2)%	(833,088)

	TOTAL NET ASSETS - 100.0%	$1,887,174

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,750,280.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of PayPal Holdings, Inc.	SOFR + 3.5000%	Goldman Sachs	12/10/2026	14,358	$821,421	$(5,140)

Total return of common shares of PayPal Holdings, Inc.	SOFR + 3.5000%	Nomura	12/11/2026	8,092	472,168	(9,876)

Total return of common shares of PayPal Holdings, Inc.	SOFR + 4.7500%	Citibank N.A.	12/22/2026	15,737	808,856	75,174

Total return of common shares of PayPal Holdings, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	22,287	1,300,446	(25,971)

					$3,402,891	$34,187

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily QCOM Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.8%

Money Market Funds - 82.8%

1,448,403	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,448,403

39,302	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	39,302

220,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	220,000

408,842	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	408,842

	TOTAL SHORT TERM INVESTMENTS (Cost $2,116,547) (b)	$2,116,547

	TOTAL INVESTMENTS (Cost $2,116,547) - 82.8%	$2,116,547

	Other Assets in Excess of Liabilities - 17.2%	440,379

	TOTAL NET ASSETS - 100.0%	$2,556,926

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $668,145.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.0000%	Total return of common shares of Qualcomm, Inc.	Goldman Sachs	12/10/2026	2,214	$451,619	$125,966

SOFR + 0.0000%	Total return of common shares of Qualcomm, Inc.	Bank of America Merrill Lynch	12/11/2026	4,548	741,534	72,872

SOFR + (2.0000)%	Total return of common shares of Qualcomm, Inc.	Citibank N.A.	12/22/2026	6,170	960,505	49,840

SOFR + 1.5000%	Total return of common shares of Qualcomm, Inc.	Barclays	12/22/2026	4,388	862,043	219,425

					$3,015,701	$468,103

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily QCOM Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 23.5%

Computer and Electronic Product Manufacturing - 23.5%
28,600	Qualcomm, Inc.	$4,221,646

	TOTAL COMMON STOCKS (Cost $5,330,688)	$4,221,646

SHORT TERM INVESTMENTS - 138.5%

2,587,258	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$2,587,258

11,661,947	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	11,661,947

8,750,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	8,750,000

1,873,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,873,952

	TOTAL SHORT TERM INVESTMENTS (Cost $24,873,157)	$24,873,157

	TOTAL INVESTMENTS (Cost $30,203,845) - 162.0% (b)	$29,094,803

	Liabilities in Excess of Other Assets - (62.0)%	(11,141,005)

	TOTAL NET ASSETS - 100.0%	$17,953,798

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,285,900.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Qualcomm, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	93,064	$19,766,197	$(6,235,541)

Total return of common shares of Qualcomm, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	18,760	2,848,977	(148,001)

Total return of common shares of Qualcomm, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	6,443	1,097,889	(148,130)

Total return of common shares of Qualcomm, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	96,343	18,683,410	(4,634,382)

					$42,396,473	$(11,166,054)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
289,097	Global X Robotics & Artificial Intelligence ETF (a)(b)	$10,181,996

	TOTAL INVESTMENT COMPANIES (Cost $8,935,009)	$10,181,996

SHORT TERM INVESTMENTS - 63.7%
Money Market Funds - 63.7%

7,397,394	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$7,397,394

1,709,302	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	1,709,302

6,008,447	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	6,008,447

	TOTAL SHORT TERM INVESTMENTS (Cost $15,115,143)	$15,115,143

	TOTAL INVESTMENTS (Cost $24,050,152) - 106.6% (e)	$25,297,139

	Liabilities in Excess of Other Assets - (6.6)%	(1,575,596)

	TOTAL NET ASSETS - 100.0%	$23,721,543

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,578,387.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.6500%	J.P. Morgan	12/16/2026	408,538	$14,983,027	$(879,410)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8900%	UBS Securities LLC	12/17/2026	125,489	4,392,115	(74,310)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	242,783	8,817,852	(433,299)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7500%	Barclays	12/22/2026	281,052	9,653,489	155,410

					$37,846,483	$(1,231,609)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.4%
Money Market Funds - 83.4%

205,493,188	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$205,493,188

32,277,652	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	32,277,652

	TOTAL SHORT TERM INVESTMENTS (Cost $237,770,840) (b)	$237,770,840

	TOTAL INVESTMENTS (Cost $237,770,840) - 83.4%	$237,770,840

	Other Assets in Excess of Liabilities - 16.6%	47,269,771

	TOTAL NET ASSETS - 100.0%	$285,040,611

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,444,246.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.4500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	9,277	$60,243,962	$(8,603,508)

SOFR + 0.7000%	Total return of S&P 500® Index	Barclays	12/22/2026	28,775	216,214,432	1,284,438

					$276,458,394	$(7,319,070)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 92.0%

Accommodation - 0.4%
1,577	Airbnb, Inc. Class A (a)	$238,947
858	Hilton Worldwide Holdings, Inc.	274,981
2,403	Host Hotels & Resorts, Inc.	60,387
1,125	Las Vegas Sands Corp.	55,001
826	Marriott International, Inc. Class C	307,958
724	MGM Resorts International (a)	32,269
317	Wynn Resorts Ltd. (b)	31,481

		1,001,024

Administrative and Support Services - 2.2%
324	Allegion PLC ADR (Ireland)	50,998
1,744	Amcor PLC ADR (United Kingdom) (b)	78,271
339	Ameriprise Financial, Inc.	185,040
1,508	Automatic Data Processing, Inc.	401,822
2,924	Booking Holdings, Inc.	564,040
436	Broadridge Financial Solutions, Inc.	67,122
247	Corpay, Inc. (a)	94,381
450	Equifax, Inc.	77,679
137	FactSet Research System, Inc.	36,058
253	Gartner, Inc. (a)	38,208
1,123	Iron Mountain, Inc.	137,365
597	Live Nation Entertainment, Inc. (a)(b)	103,956
567	Moody’s Corp.	271,241
1,190	Paramount Skydance Corp.	9,472
789	Qnity Electronics, Inc.	103,501
1,108	Rollins, Inc.	42,071
941	Royal Caribbean Cruises Ltd. ADR (Liberia)	299,520
7,680	Uber Technologies, Inc. (a)	540,365
6,262	Visa, Inc. Class A	2,292,706
1,394	Waste Management, Inc.	315,811

		5,709,627

Air Transportation - 0.2%
2,466	Delta Air Lines, Inc.	215,627
1,845	Southwest Airlines Co. (b)	82,970
1,224	United Continental Holdings, Inc. (a)	148,508

		447,105

Ambulatory Health Care Services - 0.1%
121	DaVita, Inc. (a)	29,051
310	Labcorp Holdings, Inc.	95,852
417	Quest Diagnostics, Inc.	97,165
4,394	Viatris, Inc.	77,159

		299,227

Amusement, Gambling, and Recreation Industries - 0.2%
6,552	The Walt Disney Co.	630,237

Apparel Manufacturing - 0.1%
1,283	Cintas Corp.	262,540
535	Deckers Outdoor Corp. (a)	51,831
145	Ralph Lauren Corp.	55,149

		369,520

Beverage and Tobacco Product Manufacturing - 1.1%
6,300	Altria Group, Inc.	430,479
526	Constellation Brands, Inc. Class A	68,501
5,133	Keurig Dr Pepper, Inc.	159,739
605	Molson Coors Brewing Co. Class B	25,144
2,694	Monster Beverage Corp. (a)	259,648
5,157	PepsiCo, Inc.	719,711
5,881	Philip Morris International, Inc.	1,122,212

		2,785,434

Broadcasting and Content Providers - 0.3%
316	Charter Communications, Inc. (a)(b)	45,814
13,442	Comcast Corp. Class A	322,070
753	FOX Corp. Class A	43,847
525	FOX Corp. Class B	27,269
237	TKO Group Holdings, Inc.	43,089
9,351	Warner Bros Discovery, Inc. (a)	245,931

		728,020

Building Material and Garden Equipment and Supplies Dealers - 0.7%
2,113	Lowe’s Companies, Inc.	439,102
3,758	The Home Depot, Inc.	1,247,506
1,978	Tractor Supply Co.	60,863

		1,747,471

Chemical Manufacturing - 5.3%
6,666	AbbVie, Inc.	1,672,766
840	Air Products & Chemicals, Inc.	247,708
445	Albemarle Corp.	52,350
2,036	Amgen, Inc.	784,186
557	Biogen, Inc. (a)	113,043
591	Bio-Techne Corp.	42,605
7,704	Bristol-Myers Squibb Co.	503,148
579	CF Industries Holdings, Inc.	72,485
894	Church & Dwight Co., Inc.	88,336
456	Clorox Co.	43,562
3,019	Colgate-Palmolive Co.	275,635
514	DuPont de Nemours, Inc.	70,418
956	Ecolab, Inc.	265,414
2,984	Eli Lilly & Co.	3,428,138
4,684	Gilead Sciences, Inc.	609,904
634	Incyte Corp. (a)	75,776
2,133	IntercontinentalExchange, Inc.	325,240
963	International Flavors & Fragrances, Inc.	76,289
7,244	Kenvue, Inc.	139,374
1,253	Kimberly-Clark Corp.	136,965
1,744	Linde PLC ADR (Ireland)	834,295
975	LyondellBasell Industries N.V. Class A ADR (Netherlands)	60,528
9,319	Merck & Co., Inc.	1,213,334
1,199	Mosaic Co.	26,522
21,504	Pfizer, Inc.	537,815
841	PPG Industries, Inc.	92,947
8,785	Procter & Gamble Co.	1,269,345
377	Regeneron Pharmaceuticals, Inc.	287,511
958	Vertex Pharmaceuticals, Inc. (a)	457,062
1,582	Zoetis, Inc.	122,273

		13,924,974

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
395	Lululemon Athletica, Inc. (a)	46,954
1,215	Ross Stores, Inc.	305,050
4,172	TJX Companies, Inc.	656,422

		1,008,426

Computer and Electronic Product Manufacturing - 32.3%

6,153	Advanced Micro Devices, Inc. (a)	2,929,751
1,067	Agilent Technologies, Inc.	147,641
22,123	Alphabet, Inc.	7,878,664
17,832	Alphabet, Inc. Class C	6,359,783
865	AMETEK, Inc.	209,079
4,642	Amphenol Corp. Class A	745,969
1,842	Analog Devices, Inc.	676,769
55,413	Apple, Inc.	17,117,630
2,995	Applied Materials, Inc.	1,520,472
3,896	Arista Networks, Inc. (a)	702,644
17,864	Broadcom, Inc.	6,954,098
14,902	Cisco Systems, Inc.	1,728,483
2,377	Danaher Corp.	463,467
1,092	Dell Technologies, Inc.	442,664
514	EchoStar Corp. (a)	43,222
406	First Solar, Inc. (a)	85,678
1,388	Flex Ltd. (Singapore) ADR (a)	157,885
2,350	Fortinet, Inc. (a)	380,582
1,150	Fortive Corp.	68,091
1,716	GE HealthCare Technologies, Inc.	116,722
3,451	HP, Inc.	94,109
17,825	Intel Corp. (a)	1,607,815
3,546	International Business Machines Corp.	793,063
398	Jabil Circuit, Inc.	125,390
647	Keysight Technologies, Inc. (a)	206,445
703	L3Harris Technologies, Inc.	194,773
4,718	Lam Research Corp.	1,382,468
294	Lumentum Holdings, Inc. (a)	209,898
3,303	Marvell Technology, Inc.	619,511
2,042	Microchip Technology, Inc.	151,700
4,255	Micron Technology, Inc.	3,501,993
185	Monolithic Power Systems, Inc.	263,815
626	Motorola Solutions, Inc.	272,779
744	NetApp, Inc.	132,804
504	Northrop Grumman Corp.	273,410
91,380	NVIDIA Corp.	18,344,535
953	NXP Semiconductors NV ADR (Netherlands)	218,389
1,479	ON Semiconductor Corp. (a)	120,701
1,448	Otis Worldwide Corp.	104,184
3,060	Palo Alto Networks, Inc. (a)	1,015,400
3,977	Qualcomm, Inc.	587,045
421	Revvity, Inc.	47,371
381	Roper Technologies, Inc.	149,341
5,081	RTX Corp.	1,093,533
558	Sandisk Corp. (a)	677,875
846	Seagate Technology Holdings PLC ADR (Ireland)	724,286
568	Skyworks Solutions, Inc. (b)	35,375
2,115	Super Micro Computer, Inc. (a)(b)	60,066
175	Teledyne Technologies, Inc. (a)	114,725
591	Teradyne, Inc.	217,305
3,434	Texas Instruments, Inc.	946,891
1,402	Thermo Fisher Scientific, Inc.	805,169
879	Trimble, Inc. (a)	49,734
926	Veralto Corp.	87,201
1,449	Vertiv Holdings Co.	350,035
370	Waters Corp. (a)	139,605
1,301	Western Digital Corp.	708,837
180	Zebra Technologies Corp. Class A (a)(b)	52,888

		85,209,758

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
738	Coherent Corp. (a)	194,013
2,012	Fiserv, Inc. (a)	108,527

		302,540

Construction of Buildings - 0.1%
995	D.R. Horton, Inc.	142,345
812	Lennar Corp. Class A	66,868
10	NVR, Inc. (a)	61,471
718	PulteGroup, Inc.	90,805

		361,489

Couriers and Messengers - 0.2%
828	FedEx Corp.	254,527
2,817	United Parcel Service, Inc. Class B	293,588

		548,115

Credit Intermediation and Related Activities - 4.8%
2,008	American Express Co.	675,190
24,632	Bank of America Corp.	1,525,952
2,590	Bank of New York Mellon Corp.	404,895
2,347	Capital One Financial Corp.	490,546
6,435	Citigroup, Inc.	852,316
1,596	Citizens Financial Group, Inc.	114,353
840	Coinbase Global, Inc. (a)	122,858
1,950	Fidelity National Information Services, Inc.	87,302
3,419	Fifth Third Bancorp	193,174
877	Global Payments, Inc.	73,738
7,648	Huntington Bancshares, Inc.	130,322
10,109	JPMorgan Chase & Co.	3,556,245
3,477	KeyCorp	78,545
552	M&T Bank Corp.	135,952
3,044	MasterCard, Inc. Class A	1,744,516
698	Northern Trust Corp.	127,169
1,515	PNC Financial Services Group, Inc.	378,553
3,220	Regions Financial Corp.	99,659
1,045	State Street Corp.	192,447
1,269	Synchrony Financial	96,178
4,700	Truist Financial Corp.	243,648
5,857	U.S. Bancorp	369,050
11,546	Wells Fargo & Co.	998,152

		12,690,760

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
422	A.O. Smith Corp. (b)	25,375
304	Axon Enterprise, Inc. (a)(b)	160,439
2,113	Emerson Electric Co.	316,570
222	Generac Holdings, Inc. (a)	43,758
419	Rockwell Automation, Inc.	201,153

		747,295

Fabricated Metal Product Manufacturing - 0.2%
1,005	Ball Corp.	65,225
860	Nucor Corp.	221,269
610	Pentair PLC ADR (Ireland)	39,918
196	Snap-on, Inc.	80,440
587	Stanley Black & Decker, Inc. (b)	55,519

		462,371

Food and Beverage Retailers - 0.1%
2,140	Kroger Co.	123,564

Food Manufacturing - 0.8%
1,818	Archer-Daniels-Midland Co.	144,113

14,610	Coca-Cola Co.	1,279,690
2,014	General Mills, Inc.	72,001
1,100	Hormel Foods Corp.	27,511
958	McCormick & Co, Inc. (b)	48,762
4,843	Mondelez International, Inc.	301,767
559	The Hershey Co.	97,853
403	The J.M. Smucker Co.	48,062
3,222	The Kraft Heinz Co.	83,289
1,064	Tyson Foods, Inc. Class A	61,669

		2,164,717

Food Services and Drinking Places - 0.8%
139	Casey’s General Stores, Inc.	121,069
4,839	Chipotle Mexican Grill, Inc. (a)	180,108
432	Darden Restaurants, Inc.	87,946
1,427	DoorDash, Inc. (a)	279,920
2,681	McDonald’s Corp.	725,586
4,300	Starbucks Corp.	452,575
1,039	Yum! Brands, Inc.	159,258

		2,006,462

Funds, Trusts, and Other Financial Vehicles - 0.1%
618	Garmin Ltd. ADR (Switzerland)	181,556
808	T. Rowe Price Group, Inc.	90,294

		271,850

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
739	Best Buy Co., Inc.	63,746

Gasoline Stations and Fuel Dealers - 0.5%
7,063	Chevron Corp.	1,390,210

General Merchandise Retailers - 5.4%
36,933	Amazon.com, Inc. (a)	10,030,264
1,674	Costco Wholesale Corp.	1,593,464
831	Dollar General Corp.	105,579
683	Dollar Tree, Inc. (a)	86,884
1,675	eBay, Inc.	190,967
1,714	Target Corp.	247,656
16,541	Walmart, Inc.	1,839,359
444	Williams-Sonoma, Inc.	101,525

		14,195,698

Health and Personal Care Retailers - 0.2%
4,814	CVS Health Corp.	502,726
164	Ulta Beauty, Inc. (a)	84,104

		586,830

Hospitals - 0.1%
586	HCA Healthcare, Inc.	235,918
201	Universal Health Services, Inc. Class B	33,856

		269,774

Insurance Carriers and Related Activities - 3.7%
1,728	Aflac, Inc.	220,285
971	Allstate Corp.	256,422
2,000	American International Group, Inc.	157,160
1,313	Arch Capital Group Ltd. ADR (a)	131,996
969	Arthur J. Gallagher & Co.	241,688
187	Assurant, Inc.	52,209
6,917	Berkshire Hathaway, Inc. Class B (a)	3,538,322
1,100	Brown & Brown, Inc. (b)	77,440
1,770	Centene Corp. (a)	110,129
1,361	Chubb Limited ADR (Switzerland)	477,275
998	Cigna Corp.	278,492
583	Cincinnati Financial Corp.	103,587
820	Elevance Health, Inc.	308,189
96	Erie Indemnity Co. Class A (b)	23,236
150	Everest Re Group Ltd. ADR	56,122
293	Globe Life, Inc.	53,399
453	Humana, Inc.	164,829
637	Loews Corp.	73,898
1,817	Marsh & McLennan Companies, Inc.	344,667
2,039	MetLife, Inc.	196,009
741	Principal Financial Group, Inc.	84,252
2,204	Progressive Corp.	465,970
1,309	Prudential Financial, Inc.	159,803
1,034	The Hartford Insurance Group, Inc.	146,735
802	Travelers Companies, Inc.	300,237
3,427	UnitedHealth Group, Inc.	1,420,149
1,109	W.R. Berkley Corp.	80,447
357	Willis Towers Watson PLC ADR (Ireland)	119,923

		9,642,870

Leather and Allied Product Manufacturing - 0.1%
4,526	NIKE, Inc. Class B	188,779
762	Tapestry, Inc.	116,106

		304,885

Machinery Manufacturing - 2.1%
3,743	Baker Hughes Co.	226,414
2,946	Carrier Global Corp.	182,092
1,738	Caterpillar, Inc.	1,416,140
521	Cummins, Inc.	330,418
947	Deere & Co.	561,258
3,937	GE Aerospace	1,417,596
279	IDEX Corp.	64,296
1,344	Ingersoll Rand, Inc.	112,063
76	Mettler-Toledo International, Inc. (a)	107,639
200	Nordson Corp.	59,556
476	Parker Hannifin Corp.	464,828
834	Trane Technologies PLC ADR (Ireland)	379,428
897	Xylem, Inc.	104,922

		5,426,650

Management of Companies and Enterprises - 0.4%
6,572	Abbott Laboratories	694,660
806	Aon PLC ADR (United Kingdom)	290,603
512	Bunge Global SA ADR (Switzerland)	54,390
1,733	Norwegian Cruise Line Holdings Ltd. (a)	32,113
1,978	Smurfit WestRock PLC ADR (Ireland)	90,929

		1,162,695

Merchant Wholesalers, Durable Goods - 0.9%
406	Builders FirstSource, Inc. (a)	26,975
3,344	Copart, Inc. (a)	97,377
4,331	Fastenal Co.	206,632
520	Genuine Parts Co.	64,672
365	Henry Schein, Inc. (a)	31,299
200	Hubbell, Inc.	94,510
148	Huntington Ingalls Industries, Inc.	48,314
2,301	Johnson Controls International PLC ADR (Ireland)	337,465
4,928	KLA-Tencor Corp.	900,937
119	Lennox International, Inc.	49,490
1,101	TE Connectivity PLC ADR (Ireland)	226,465
164	W.W. Grainger, Inc.	226,684

		2,310,820

Merchant Wholesalers, Nondurable Goods - 0.6%

635	Brown Forman Corp. Class B	18,243
884	Cardinal Health, Inc.	203,346
734	Cencora, Inc.	228,524
115	Domino’s Pizza, Inc.	39,956
988	Illinois Tool Works, Inc.	283,507
454	McKesson Corp.	388,710
1,804	Sysco Corp.	153,773
866	The Sherwin Williams Co.	295,176

		1,611,235

Mining (except Oil and Gas) - 0.4%
5,424	Freeport-McMoRan Copper & Gold, Inc.	339,705
227	Martin Marietta Materials, Inc.	119,207
4,028	Newmont Corp.	377,464
489	Vulcan Materials Co.	131,330

		967,706

Miscellaneous Manufacturing - 2.1%
1,968	3M Co.	346,919
251	Align Technology, Inc. (a)	42,459
1,949	Baxter International, Inc. (b)	50,986
1,039	Becton, Dickinson & Co.	172,079
5,608	Boston Scientific Corp. (a)	262,062
1,456	DexCom, Inc. (a)	121,503
508	Dover Corp.	103,947
2,173	Edwards Lifesciences Corp. (a)	187,030
933	Estee Lauder Companies, Inc. Class A	78,279
507	Hasbro, Inc.	47,628
261	Insulet Corp. (a)	43,156
1,336	Intuitive Surgical, Inc. (a)	472,049
9,082	Johnson & Johnson	2,328,171
4,844	Medtronic PLC ADR (Ireland)	413,629
547	ResMed, Inc.	115,406
555	Solventum Corp. (a)	47,419
370	Steris PLC ADR (Ireland)	84,508
1,302	Stryker Corp.	424,061
656	Textron, Inc.	55,931
736	The Cooper Companys, Inc. (a)	53,227
730	Zimmer Biomet Holdings, Inc.	68,569

		5,519,018

Motion Picture and Sound Recording Industries - 0.4%
15,886	Netflix, Inc. (a)	1,139,185

Motor Vehicle and Parts Dealers - 0.2%
62	AutoZone, Inc. (a)	187,008
2,703	Carvana Co. (a)	168,559
3,126	O’Reilly Automotive, Inc. (a)	279,308

		634,875

National Security and International Affairs - 0.0%(†)
475	Leidos Holdings, Inc.	54,910

Nonmetallic Mineral Product Manufacturing - 0.2%
2,955	Corning, Inc.	408,529

Oil and Gas Extraction - 1.3%
1,333	APA Corp.	49,748
4,350	Devon Energy Corp.	196,316
732	Diamondback Energy, Inc.	148,559
2,010	EOG Resources, Inc.	298,867
2,360	EQT Corp.	125,764
902	Expand Energy Corp.	84,815
15,639	ExxonMobil Holdings Corp.	2,430,926
2,740	Occidental Petroleum Corp.	156,372

		3,491,367

Paper Manufacturing - 0.0%(†)
334	Packaging Corp of America	82,111

Performing Arts, Spectator Sports, and Related Industries - 0.1%
850	Electronic Arts, Inc.	178,381

Petroleum and Coal Products Manufacturing - 0.6%
4,597	ConocoPhillips	553,847
1,101	Marathon Petroleum Corp.	348,433
1,513	Phillips 66	320,272
1,120	Valero Energy Corp.	350,448

		1,573,000

Pipeline Transportation - 0.2%
809	Targa Resources Corp.	218,729
4,614	Williams Cos., Inc.	330,086

		548,815

Plastics and Rubber Products Manufacturing - 0.1%
289	Avery Dennison Corp.	49,052
267	West Pharmaceutical Services, Inc.	91,036

		140,088

Primary Metal Manufacturing - 0.2%
1,510	Howmet Aerospace, Inc.	426,212
511	Steel Dynamics, Inc.	128,394

		554,606

Professional, Scientific, and Technical Services - 3.9%
2,316	Accenture PLC Class A ADR (Ireland)	384,271
1,015	AppLovin Corp. (a)	401,839
482	CDW Corp.	71,244
182	Charles River Laboratories International, Inc. (a)	42,317
533	Ciena Corp. (a)	200,968
1,788	Cognizant Technology Solutions Corp. Class A	98,966
1,465	Eaton Corporation PLC ADR (Ireland)	608,268
797	Extra Space Storage, Inc.	117,988
213	F5 Networks, Inc. (a)	85,747
500	GoDaddy, Inc. (a)	41,370
298	IDEXX Laboratories, Inc. (a)	166,603
1,998	International Paper Co.	81,578
629	IQVIA Holdings, Inc. (a)	147,828
268	Jack Henry & Associates, Inc. (b)	41,283
445	Jacobs Solutions, Inc.	60,044
8,286	Meta Platforms, Inc.	4,612,899
1,332	Moderna, Inc. (a)	73,020
1,075	Omnicom Group, Inc.	84,603
6,402	Oracle Corp.	831,428
8,663	Palantir Technologies, Inc. (a)	1,066,069
1,217	Paychex, Inc.	142,194
436	PTC, Inc. (a)	59,819
3,891	ServiceNow, Inc. (a)	432,796
657	Take-Two Interactive Software, Inc. (a)	159,598
1,611	The Trade Desk, Inc. (a)	29,062
310	VeriSign, Inc.	89,906
495	Verisk Analytics, Inc. Class A	96,451
769	Workday, Inc. (a)	123,301

		10,351,460

Publishing Industries - 6.5%
1,525	Adobe, Inc. (a)	381,875
549	Akamai Technologies, Inc. (a)	63,234
797	Autodesk, Inc. (a)	186,657
2,019	Block, Inc. (a)	164,024

1,040	Cadence Design Systems, Inc. (a)	353,621
3,840	CrowdStrike Holdings, Inc. (a)	732,902
1,248	Datadog, Inc. (a)	334,427
88	Fair Isaac Corp. (a)(b)	98,821
2,080	Gen Digital, Inc.	57,096
5,007	Hewlett Packard Enterprise Co.	239,835
1,044	Intuit, Inc.	329,977
28,026	Microsoft Corp.	13,024,243
1,377	News Corp. Class A	37,950
455	News Corp. Class B	14,228
3,087	Salesforce, Inc.	568,070
723	Synopsys, Inc. (a)	281,074
159	Tyler Technologies, Inc. (a)	49,226
567	Veeva Systems, Inc. (a)	115,543

		17,032,803

Rail Transportation - 0.4%
7,011	CSX Corp.	353,355
2,240	Union Pacific Corp.	654,371

		1,007,726

Real Estate - 1.4%
592	Alexandria Real Estate Equities, Inc.	30,458
1,758	American Tower Corp.	304,767
524	AvalonBay Communities, Inc.	97,260
559	BXP, Inc.	39,197
380	Camden Property Trust	42,108
1,105	CBRE Group, Inc. Class A (a)	162,225
1,647	Crown Castle, Inc.	125,666
1,309	Digital Realty Trust, Inc.	246,773
1,286	Equity Residential	85,455
243	Essex Property Trust, Inc.	69,046
297	Federal Realty Investment Trust	36,855
2,602	Healthpeak Properties, Inc.	56,802
2,062	Invitation Homes, Inc.	61,283
2,544	Kimco Realty Corp.	64,821
439	Mid-America Apartment Communities, Inc.	58,097
3,518	Prologis, Inc.	508,738
596	Public Storage	193,205
3,519	Realty Income Corp.	224,758
622	Regency Centers Corp.	49,940
1,223	Simon Property Group, Inc.	280,519
1,116	UDR, Inc.	42,587
1,834	Ventas, Inc.	171,497
4,123	VICI Properties, Inc.	108,641
2,663	Welltower, Inc.	624,314
2,721	Weyerhaeuser Co.	68,107

		3,753,119

Rental and Leasing Services - 0.1%
236	United Rentals, Inc.	254,705

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
1,740	Apollo Global Management, Inc.	218,527
796	Ares Management Corp. (b)	101,960
546	Blackrock, Inc.	595,353
395	Cboe Global Markets, Inc.	122,541
6,168	Charles Schwab Corp.	649,120
1,367	CME Group, Inc.	366,069
2,521	CRH PLC ADR (Ireland)	239,520
2,720	Dow, Inc.	82,389
1,156	Franklin Resources, Inc.	39,142
1,113	Goldman Sachs Group, Inc.	1,133,457
1,680	Interactive Brokers Group, Inc. Class A	147,823
1,673	Invesco Ltd. ADR	49,521
2,609	KKR & Co., Inc.	264,631
4,522	Morgan Stanley	951,519
275	MSCI, Inc. Class A	157,366
1,686	NASDAQ OMX Group, Inc.	158,804
655	Raymond James Financial, Inc.	115,267
2,985	Robinhood Markets, Inc. (a)	258,382
1,144	S&P Global, Inc.	471,248
2,802	The Blackstone Group, Inc.	357,955

		6,480,594

Specialty Trade Contractors - 0.3%
133	Comfort Systems USA, Inc.	230,049
167	EMCOR Group, Inc.	133,171
566	Quanta Services, Inc.	377,725

		740,945

Support Activities for Agriculture and Forestry - 0.1%
2,523	Corteva, Inc.	198,585

Support Activities for Mining - 0.1%
3,152	Halliburton Co.	101,652
5,640	SLB Ltd. ADR	279,688

		381,340

Support Activities for Transportation - 0.2%
444	C.H. Robinson Worldwide, Inc.	65,592
432	Expedia, Inc.	127,328
494	Expeditors International of Washington, Inc.	82,938
281	J.B. Hunt Transport Services, Inc.	76,362
847	Norfolk Southern Corp.	284,151

		636,371

Telecommunications - 0.9%
26,215	AT&T, Inc.	609,499
372	Equinix, Inc.	379,172
3,328	PayPal Holdings, Inc.	190,395
400	SBA Communications Corp.	72,392
1,756	T-Mobile US, Inc.	303,279
15,754	Verizon Communications, Inc.	737,444

		2,292,181

Transportation Equipment Manufacturing - 2.4%
799	Aptiv PLC ADR (a)	45,120
2,974	Boeing Co. (a)	642,800
410	Fedex Freight Holding Co., Inc. (a)	57,617
14,766	Ford Motor Co.	216,765
958	General Dynamics Corp.	367,316
3,401	General Motors Co.	302,213
1,194	Honeywell International, Inc.	290,202
765	Lockheed Martin Corp.	445,796
1,986	Paccar, Inc.	263,503
10,622	Tesla, Inc. (a)	3,305,673
211	TransDigm Group, Inc.	264,674
640	Wabtec Corp.	186,150

		6,387,829

Truck Transportation - 0.1%
1,194	Honeywell Aerospace, Inc. (a)	246,847
690	Old Dominion Freight Line, Inc.	146,377

		393,224

Utilities - 2.6%
2,690	AES Corp.	39,489

975	Alliant Energy Corp.	69,011
1,045	Ameren Corp.	114,542
2,053	American Electric Power Co., Inc.	262,476
737	American Water Works Co., Inc.	98,883
629	Atmos Energy Corp.	108,679
2,468	CenterPoint Energy, Inc.	103,755
1,166	CMS Energy Corp.	83,940
1,391	Consolidated Edison, Inc.	151,410
1,206	Constellation Energy Corp.	316,877
3,318	Dominion Energy, Inc.	229,506
785	DTE Energy Co.	111,368
2,941	Duke Energy Corp.	368,890
1,451	Edison International	106,460
1,727	Entergy Corp.	185,860
870	Evergy, Inc.	72,219
1,419	Eversource Energy	101,586
3,860	Exelon Corp.	176,865
1,964	FirstEnergy Corp.	94,881
1,014	GE Vernova, Inc.	1,004,154
7,386	Kinder Morgan, Inc.	237,682
7,867	NextEra Energy, Inc.	683,800
1,809	NiSource, Inc.	80,374
796	NRG Energy, Inc.	106,895
2,377	ONEOK, Inc.	215,855
8,309	PG&E Corp.	144,410
457	Pinnacle West Capital Corp.	46,152
2,839	PPL Corp.	99,961
1,880	Public Service Enterprise Group, Inc.	144,158
2,467	Sempra Energy	218,453
4,254	Southern Co.	402,173
219	Texas Pacific Land Corp.	88,165
1,196	Vistra Corp.	177,235
1,229	WEC Energy Group, Inc.	134,477
2,355	Xcel Energy, Inc.	184,161

		6,764,802

Waste Management and Remediation Services - 0.1%
755	Republic Services, Inc.	158,965

Water Transportation - 0.1%
4,854	Carnival Corp. Ltd. ADR	134,990

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(†)
1,540	CoStar Group, Inc. (a)	44,290

Wood Product Manufacturing - 0.0%(†)
761	Masco Corp.	54,396

	TOTAL COMMON STOCKS (Cost $175,614,307)	$242,866,315

SHORT TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%

18,976,878	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$18,976,878

10,408	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	10,408

28,741	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	28,741

	TOTAL SHORT TERM INVESTMENTS (Cost $19,016,027)	$19,016,027

	TOTAL INVESTMENTS (Cost $194,630,334) - 99.2% (e)	$261,882,342

	Other Assets in Excess of Liabilities - 0.8%	2,001,480

	TOTAL NET ASSETS - 100.0%	$263,883,822

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $134,238,107.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	21,674	$146,359,281	$13,833,582

Total return of S&P 500® Index	SOFR + 0.7900%	UBS Securities LLC	12/17/2026	14,608	101,995,398	6,121,488

Total return of S&P 500® Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	1,758	12,015,051	909,671

					$260,369,730	$20,864,741

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.4%

Money Market Funds - 105.4%

61,375,081	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$61,375,081

10,785,301	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	10,785,301

33,533,458	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	33,533,458

	TOTAL SHORT TERM INVESTMENTS (Cost $105,693,840) (b)	$105,693,840

	TOTAL INVESTMENTS (Cost $105,693,840) - 105.4%	$105,693,840

	Liabilities in Excess of Other Assets - (5.4)%	(5,373,697)

	TOTAL NET ASSETS - 100.0%	$100,320,143

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,848,678.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6300%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2026	8,000	$54,111,959	$(312,195)

SOFR + 0.6000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2026	4,553	31,396,687	360,677

SOFR + 0.5800%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2026	8,253	55,798,905	(267,872)

SOFR + 0.3000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2026	1,523	7,866,127	(2,502,766)

SOFR + 0.3500%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/22/2026	7,000	46,314,425	(1,247,434)

					$195,488,103	$(3,969,590)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.9%

Chemical Manufacturing - 0.3%
421,825	Gevo, Inc. (a)	$624,301

Funds, Trusts, and Other Financial Vehicles - 1.5%
143,241	Magnolia Oil & Gas Corp.	3,682,726

Gasoline Stations and Fuel Dealers - 3.9%
20,988	Chevron Corp.	4,131,068
80,843	Delek US Holdings, Inc.	5,486,814

		9,617,882

Management of Companies and Enterprises - 0.4%
80,112	Diversified Energy Co.	1,078,308

Merchant Wholesalers, Durable Goods - 0.3%
17,240	REX American Resources Corp. (a)	742,010

Merchant Wholesalers, Nondurable Goods - 3.0%
56,297	HF Sinclair Corp.	5,149,486
55,373	World Kinect Corp. (b)	2,207,168

		7,356,654

Oil and Gas Extraction - 36.3%
111,771	Antero Resources Corp. (a)	4,039,404
104,830	APA Corp.	3,912,256
54,412	BKV Corp. (a)	1,330,917
67,664	California Resources Corp.	3,560,480
28,814	Chord Energy Corp.	4,044,909
133,152	Clean Energy Fuels Corp. (a)	258,315
119,985	CNX Resources Corp. (a)(b)	4,295,463
112,487	Comstock Resources, Inc. (a)	1,491,578
340,181	Crescent Energy Co.	3,901,876
85,484	Devon Energy Corp.	3,857,893
20,267	Diamondback Energy, Inc.	4,113,188
28,396	EOG Resources, Inc.	4,222,201
75,718	EQT Corp.	4,035,012
44,981	Expand Energy Corp.	4,229,563
26,449	ExxonMobil Holdings Corp.	4,111,233
104,506	Green Plains, Inc. (a)(b)	1,760,926
793,004	Kosmos Energy Ltd. (a)	2,133,181
72,547	Matador Resources Co.	3,619,370
99,987	Murphy Oil Corp.	3,973,483
151,683	Northern Oil and Gas, Inc.	3,208,095
69,762	Occidental Petroleum Corp.	3,981,317
69,122	Par Pacific Holdings, Inc. (a)(b)	5,946,566
101,776	Range Resources Corp. (b)	4,085,289
38,805	SandRidge Energy, Inc.	540,166
121,337	SM Energy Co.	3,945,879
139,267	VAALCO Energy, Inc. (b)	742,293
88,956	Viper Energy, Inc.	3,968,327
41,800	Vitesse Energy, Inc. (b)	652,080

		89,961,260

Petroleum and Coal Products Manufacturing - 12.4%
91,067	Calumet, Inc. (a)	4,024,251
33,218	ConocoPhillips	4,002,105
45,761	CVR Energy, Inc. (b)	1,630,007
15,131	Marathon Petroleum Corp.	4,788,507
93,576	PBF Energy, Inc. Class A	6,763,673
21,922	Phillips 66	4,640,449
15,441	Valero Energy Corp.	4,831,489

		30,680,481

Printing and Related Support Activities - 1.7%
201,901	Permian Resources Corp.	4,302,509

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
135,033	New Era Energy & Digital, Inc. (a)	629,254
230,210	Sable Offshore Corp. (a)(b)	1,217,811

		1,847,065

Support Activities for Mining - 4.1%
20,976	Gulfport Energy Corp. (a)(b)	3,384,897
68,752	Ovintiv, Inc.	4,294,250
167,636	Talos Energy, Inc. (a)	2,544,715

		10,223,862

Utilities - 3.3%
10,617	Texas Pacific Land Corp.	4,274,192
299,738	Venture Global, Inc.	4,010,494

		8,284,686

	TOTAL COMMON STOCKS (Cost $135,638,284)	$168,401,744

SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
49,699,802	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$49,699,802

244,867	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	244,867

25,962,309	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	25,962,309

	TOTAL SHORT TERM INVESTMENTS (Cost $75,906,978)	$75,906,978

	TOTAL INVESTMENTS (Cost $211,545,262) - 98.5% (e)	$244,308,722

	Other Assets in Excess of Liabilities - 1.5%	3,717,239

	TOTAL NET ASSETS - 100.0%	$248,025,961

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at July 31, 2026.

(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,764,538.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	500	$2,621,860	$763,582
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8400%	Goldman Sachs	12/10/2026	13,389	76,700,535	14,231,113
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	9,614	59,016,497	6,557,390
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8200%	J.P. Morgan	12/15/2026	9,398	61,771,763	2,077,840
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.6700%	UBS Securities LLC	12/17/2026	3,000	14,715,780	5,639,750
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7100%	Citibank N.A.	12/22/2026	12,000	61,619,184	19,845,557

					$276,445,619	$49,115,232

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Semiconductors Top 5 Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.8%

Money Market Funds - 114.8%

593,882	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$593,882

332,020	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	332,020

500,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	500,000

351,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	351,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,776,902) (b)	$1,776,902

	TOTAL INVESTMENTS (Cost $1,776,902) - 114.8%	$1,776,902

	Liabilities in Excess of Other Assets - (14.8)%	(228,930)

	TOTAL NET ASSETS - 100.0%	$1,547,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,398,583.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0500%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	BNP Paribas	12/4/2026	116	$197,114	$(99,563)

SOFR + 0.7000%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Bank of America Merrill Lynch	12/11/2026	302	770,568	(6,331)

SOFR + 0.7000%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Barclays	12/22/2026	323	641,628	(182,240)

SOFR + 0.6500%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Goldman Sachs	6/8/2027	461	1,247,285	62,563

					$2,856,595	$(225,571)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Semiconductors Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 14.2%

Computer and Electronic Product Manufacturing - 14.2%
743	Advanced Micro Devices, Inc. (a)	$353,779
995	Broadcom, Inc.	387,334
387	Micron Technology, Inc.	318,513
1,852	NVIDIA Corp.	371,789
896	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	362,208

		1,793,623

	TOTAL COMMON STOCKS (Cost $1,578,103)	$1,793,623

SHORT TERM INVESTMENTS - 104.4%
Money Market Funds - 104.4%

7,863,807	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$7,863,807

1,769,034	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,769,034

152,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	152,000

3,447,110	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	3,447,110

	TOTAL SHORT TERM INVESTMENTS (Cost $13,231,951)	$13,231,951

	TOTAL INVESTMENTS (Cost $14,810,054) - 118.6% (c)	$15,025,574

	Liabilities in Excess of Other Assets - (18.6)%	(2,349,911)

	TOTAL NET ASSETS - 100.0%	$12,675,663

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,117,364.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.8000%	BNP Paribas	12/4/2026	2,530	$6,565,628	$(51,734)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	1,810	3,578,779	1,023,275
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.2500%	Citibank N.A.	12/22/2026	2,228	6,457,310	(766,162)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	957	1,713,461	711,839
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.9500%	Goldman Sachs	5/25/2027	1,622	4,091,376	72,520

					$22,406,554	$989,738

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily SHOP Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.7%

Data Processing, Hosting and Related Services - 12.7%

9,801	Shopify, Inc. (a)	$1,148,188

	TOTAL COMMON STOCKS (Cost $1,016,220)	$1,148,188

SHORT TERM INVESTMENTS - 101.6%

954,463	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$954,463

3,538,866	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	3,538,866

660,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	660,001

4,037,413	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	4,037,413

	TOTAL SHORT TERM INVESTMENTS (Cost $9,190,743)	$9,190,743

	TOTAL INVESTMENTS (Cost $10,206,963) - 114.3% (c)	$10,338,931

	Liabilities in Excess of Other Assets - (14.3)%	(1,292,765)

	TOTAL NET ASSETS - 100.0%	$9,046,166

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,886,278.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Shopify, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	44,934	$5,499,922	$(237,094)

Total return of common shares of Shopify, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	52,294	6,400,786	(275,726)

Total return of common shares of Shopify, Inc.	SOFR + 5.0000%	Nomura	12/11/2026	10,471	1,223,825	(6,822)

Total return of common shares of Shopify, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	14,404	1,668,383	(22,857)

Total return of common shares of Shopify, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	22,525	2,296,059	315,130

					$17,088,975	$(227,369)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Silver Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.6%

Money Market Funds - 107.6%

1,877,779	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,877,779

3,543,849	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,543,849

2,737,255	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,737,255

	TOTAL SHORT TERM INVESTMENTS (Cost $8,158,883) (b)	$8,158,883

	TOTAL INVESTMENTS (Cost $8,158,883) - 107.6%	$8,158,883

	Liabilities in Excess of Other Assets - (7.6)%	(575,976)

	TOTAL NET ASSETS - 100.0%	$7,582,907

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,281,104.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares Silver Trust	SOFR + 4.2500%	Bank of America Merrill Lynch	12/11/2026	84,458	$4,710,089	$(307,136)

Total return of iShares Silver Trust	SOFR + 3.5000%	Citibank N.A.	12/22/2026	15,000	1,046,009	(274,267)

Total return of iShares Silver Trust	SOFR + 3.2400%	J.P. Morgan	6/28/2027	20,000	1,394,609	(364,955)

Total return of iShares Silver Trust	SOFR + 3.0000%	Goldman Sachs	6/29/2027	170,142	8,586,083	299,541

					$15,736,790	$(646,817)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily SK Hynix Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 119.1%

21,045,579	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$21,045,579

	TOTAL SHORT TERM INVESTMENTS (Cost $21,045,579) (b)	$21,045,579

	TOTAL INVESTMENTS (Cost $21,045,579) - 119.1%	$21,045,579

	Liabilities in Excess of Other Assets - (19.1)%	(3,369,856)

	TOTAL NET ASSETS - 100.0%	$17,675,723

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,164,035.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of SK hynix Inc.	SOFR + 10.0000%	BNP Paribas	12/4/2026	71,609	$10,795,134	$(542,440)

Total return of common shares of SK hynix Inc.	SOFR + 10.0000%	HSBC Securities, Inc.	12/9/2026	83,000	12,616,622	(733,728)

Total return of common shares of SK hynix Inc.	SOFR + 15.0000%	Nomura	12/11/2026	11,315	1,738,592	(123,701)

Total return of common shares of SK hynix Inc.	SOFR + 5.0000%	Marex Capital Markets, Inc.	8/20/2027	80,000	12,259,351	(789,520)

					$37,409,699	$(2,189,389)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily SOFI Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.6%

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.6%

67,087	SoFi Technologies, Inc. (a)	$1,094,189

	TOTAL COMMON STOCKS (Cost $1,093,955)	$1,094,189

SHORT TERM INVESTMENTS - 90.3%

804,294	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$804,294

3,367,251	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	3,367,251

2,030,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	2,030,000

1,079,086	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	1,079,086

	TOTAL SHORT TERM INVESTMENTS (Cost $7,280,631)	$7,280,631

	TOTAL INVESTMENTS (Cost $8,374,586) - 103.9% (c)	$8,374,820

	Liabilities in Excess of Other Assets - (3.9)%	(308,124)

	TOTAL NET ASSETS - 100.0%	$8,066,696

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,476,337.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.0000%	Goldman Sachs	12/10/2026	362,260	$6,045,814	$(170,079)

Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.2500%	Bank of America Merrill Lynch	12/11/2026	115,310	2,067,303	(200,946)

Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	444,384	7,032,982	61,876

					$15,146,099	$(309,149)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily SpaceX Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 174.8%

54,830,967	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$54,830,967

	TOTAL SHORT TERM INVESTMENTS (Cost $54,830,967) (b)	$54,830,967

	TOTAL INVESTMENTS (Cost $54,830,967) - 174.8%	$54,830,967
	Liabilities in Excess of Other Assets - (74.8)%	(23,455,476)

	TOTAL NET ASSETS - 100.0%	$31,375,491

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,378,641.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Space Exploration Technologies Corp.	SOFR + 6.0000%	BNP Paribas	12/04/2026	200,135	$30,275,519	$(8,871,940)

Total return of common shares of Space Exploration Technologies Corp.	SOFR + 7.0000%	HSBC Securities, Inc.	12/9/2026	129,500	19,100,445	(5,231,413)

Total return of common shares of Space Exploration Technologies Corp.	SOFR + 7.0000%	Nomura	12/11/2026	84,242	11,635,331	(2,617,296)

Total return of common shares of Space Exploration Technologies Corp.	SOFR + 5.0000%	Marex Capital Markets, Inc.	12/20/2026	165,000	31,635,675	(14,084,368)

					$92,646,970	$(30,805,017)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Technology Top 5 Bear 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.4%

Money Market Funds - 114.4%

439,243	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$439,243

550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	550,000

685,363	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	685,363

	TOTAL SHORT TERM INVESTMENTS (Cost $1,674,606) (b)	$1,674,606

	TOTAL INVESTMENTS (Cost $1,674,606) - 114.4%	$1,674,606

	Liabilities in Excess of Other Assets - (14.4)%	(210,908)

	TOTAL NET ASSETS - 100.0%	$1,463,698

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,235,363.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6000%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Bank of America Merrill Lynch	12/11/2026	63	$877,800	$4,192

SOFR + 0.3500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Citibank N.A.	12/22/2026	97	1,252,839	(88,616)

SOFR + 0.5500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Barclays	12/22/2026	51	581,253	(115,518)

					$2,711,892	$(199,942)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Technology Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 34.8%

Computer and Electronic Product Manufacturing - 27.0%
1,058	Apple, Inc.	$326,827
829	Broadcom, Inc.	322,713
345	Micron Technology, Inc.	283,946
1,539	NVIDIA Corp.	308,954

		1,242,440

Publishing Industries - 7.8%

777	Microsoft Corp.	361,087

	TOTAL COMMON STOCKS (Cost $1,332,484)	$1,603,527

SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%

1,083,194	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)(c)	$1,083,194

178,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	178,000

350,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	350,000

774,381	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	774,381

	TOTAL SHORT TERM INVESTMENTS (Cost $2,385,575)	$2,385,575

	TOTAL INVESTMENTS (Cost $3,718,059) - 86.6% (c)	$3,989,102

	Other Assets in Excess of Liabilities - 13.4%	615,478

	TOTAL NET ASSETS - 100.0%	$4,604,580

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,116,223.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	255	$3,490,775	$52,638

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	77	1,011,488	58,406

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	130	1,707,707	98,616

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	BNP Paribas	5/21/2027	36	467,093	29,502

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.9500%	Goldman Sachs	7/9/2027	49	664,959	12,796

					$7,342,022	$251,958

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily TSLA Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.5%

Money Market Funds - 104.5%

57,743,057	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$57,743,057

7,736,210	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	7,736,210

9,230,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	9,230,002

9,717,241	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	9,717,241

	TOTAL SHORT TERM INVESTMENTS (Cost $84,426,510) (b)	$84,426,510

	TOTAL INVESTMENTS (Cost $84,426,510) - 104.5%	$84,426,510

	Liabilities in Excess of Other Assets - (4.5)%	(3,662,799)

	TOTAL NET ASSETS - 100.0%	$80,763,711

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,933,919.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (0.5000)%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/4/2026	17,036	$7,268,980	$2,062,451

SOFR + 1.9000%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2026	62,581	19,328,142	(144,672)

SOFR + 0.9500%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2026	62,054	19,165,378	(143,966)

SOFR + (2.0000)%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/22/2026	18,210	7,713,503	2,100,784

SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2026	99,593	41,098,166	10,736,281

					$94,574,169	$14,610,878

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily TSLA Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.7%

Transportation Equipment Manufacturing - 15.7%

1,534,733	Tesla, Inc. (a)	$477,624,257

	TOTAL COMMON STOCKS (Cost $529,086,128)	$477,624,257

SHORT TERM INVESTMENTS - 141.9%

1,092,525,121	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$1,092,525,121

1,101,895,062	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,101,895,062

254,870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	254,870,000

1,228,873,728	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	1,228,873,728

630,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.59% (b)	630,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,308,163,911)	$4,308,163,911

	TOTAL INVESTMENTS (Cost $4,837,250,039) - 157.6% (c)	$4,785,788,168

	Liabilities in Excess of Other Assets - (57.6)%	(1,750,270,978)

	TOTAL NET ASSETS - 100.0%	$3,035,517,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,050,020,810.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Tesla, Inc.	SOFR + 3.5000%	BNP Paribas	12/04/2026	2,591,328	$1,012,342,050	$(230,388,704)

Total return of common shares of Tesla, Inc.	SOFR + 3.5000%	Goldman Sachs	12/10/2026	3,229,386	1,163,202,996	(176,774,447)

Total return of common shares of Tesla, Inc.	SOFR + 3.9500%	Bank of America Merrill Lynch	12/11/2026	1,218,006	430,971,385	(61,781,781)

Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Nomura	12/11/2026	2,319,189	975,536,791	(288,058,576)

Total return of common shares of Tesla, Inc.	SOFR + 3.7000%	J.P. Morgan	12/16/2026	2,798,652	1,330,227,282	(521,101,112)

Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,325,593	874,086,036	(169,949,433)

Total return of common shares of Tesla, Inc.	SOFR + 3.5000%	Barclays	12/22/2026	3,486,361	1,312,835,917	(246,894,572)

					$7,099,202,457	$(1,694,948,625)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily TSM Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.4%
Money Market Funds - 106.4%

2,402,146	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$2,402,146

278,414	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	278,414

590,845	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	590,845

	TOTAL SHORT TERM INVESTMENTS (Cost $3,271,405) (b)	$3,271,405

	TOTAL INVESTMENTS (Cost $3,271,405) - 106.4%	$3,271,405

	Liabilities in Excess of Other Assets - (6.4)%	(197,366)

	TOTAL NET ASSETS - 100.0%	$3,074,039

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,424,847.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (0.7500)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/4/2026	2,128	$664,677	$(188,600)

SOFR + 1.9000%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2026	1,572	584,326	(42,704)

SOFR + (0.5000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2026	962	391,465	4,369

SOFR + (2.0000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/22/2026	2,941	1,256,319	68,578

					$2,896,787	$(158,357)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily TSM Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.5%

Computer and Electronic Product Manufacturing - 13.5%
201,586	Taiwan Semiconductor Manufacturing Co Ltd	$81,491,140

	TOTAL COMMON STOCKS (Cost $72,554,329)	$81,491,140

SHORT TERM INVESTMENTS - 84.0%

204,423,887	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$204,423,887

124,899,620	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	124,899,620

177,540,228	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	177,540,228

	TOTAL SHORT TERM INVESTMENTS (Cost $506,863,735)	$506,863,735

	TOTAL INVESTMENTS (Cost $579,418,064) - 97.5% (b)	$588,354,875

	Other Assets in Excess of Liabilities - 2.5%	15,067,885

	TOTAL NET ASSETS - 100.0%	$603,422,760

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $455,032,957.

ADR - American Depository Receipt

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	BNP Paribas	12/04/2026	368,646	$139,987,735	$6,187,732
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Goldman Sachs	12/10/2026	774,198	312,241,795	806,481
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	587,234	231,271,106	2,312,623
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Nomura	12/11/2026	485,000	168,990,592	21,735,702
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	568,355	228,531,188	(706,668)

					$1,081,022,416	$30,335,870

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily TXN Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.1%

Computer and Electronic Product Manufacturing - 9.1%
1,097	Texas Instruments, Inc.	$302,487

	TOTAL COMMON STOCKS (Cost $296,373)	$302,487

SHORT TERM INVESTMENTS - 125.2%

600,000	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$600,000

1,896,142	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,896,142

480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	480,000

1,190,795	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	1,190,795

	TOTAL SHORT TERM INVESTMENTS (Cost $4,166,937)	$4,166,937

	TOTAL INVESTMENTS (Cost $4,463,310) - 134.3% (b)	$4,469,424

	Liabilities in Excess of Other Assets - (34.3)%	(1,141,231)

	TOTAL NET ASSETS - 100.0%	$3,328,193

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,166,937.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Texas Instruments, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	4,963	$1,336,139	$16,455

Total return of common shares of Texas Instruments, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	5,964	1,605,628	20,010

Total return of common shares of Texas Instruments, Inc.	SOFR + 3.7500%	Nomura	12/11/2026	3,905	1,164,192	(89,267)

Total return of common shares of Texas Instruments, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,844	553,639	224,021

Total return of common shares of Texas Instruments, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	5,366	1,517,394	(54,255)

					$6,176,992	$116,964

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily UNH Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.2%

Insurance Carriers and Related Activities - 13.2%
1,300	UnitedHealth Group, Inc.	$538,720

	TOTAL COMMON STOCKS (Cost $434,616)	$538,720

SHORT TERM INVESTMENTS - 96.1%

1,912,128	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,912,128

1,230,310	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,230,310

775,222	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	775,222

	TOTAL SHORT TERM INVESTMENTS (Cost $3,917,660)	$3,917,660

	TOTAL INVESTMENTS (Cost $4,352,276) - 109.3% (b)	$4,456,380

	Liabilities in Excess of Other Assets - (9.3)%	(380,069)

	TOTAL NET ASSETS - 100.0%	$4,076,311

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,505,724.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of UnitedHealth Group, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	2,784	$1,180,952	$(32,135)

Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	6,942	2,919,597	(43,911)

Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.2500%	Nomura	12/11/2026	3,686	1,550,221	(23,393)

Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	4,959	2,085,606	(31,454)

					$7,736,376	$(130,893)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Uranium Industry Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 65.8%
62,155	VanEck Uranium and Nuclear ETF (a)	$6,640,019
233,834	Global X Uranium ETF (a)(b)	9,135,894
61,461	Sprott Uranium Miners ETF (a)	2,985,161

	TOTAL INVESTMENT COMPANIES (Cost $22,676,822)	$18,761,074

SHORT TERM INVESTMENTS - 53.8%
Money Market Funds - 53.8%

3,112,282	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$3,112,282

7,400,419	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	7,400,419

2,160,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	2,160,001

2,678,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	2,678,233

	TOTAL SHORT TERM INVESTMENTS (Cost $15,350,935)	$15,350,935

	TOTAL INVESTMENTS (Cost $38,027,757) - 119.6% (e)	$34,112,009

	Liabilities in Excess of Other Assets - (19.6)%	(5,590,710)

	TOTAL NET ASSETS - 100.0%	$28,521,299

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,808,632.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	BNP Paribas	12/4/2026	612	$3,404,178	$(461,923)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	2,513	14,583,694	(2,163,486)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	2,233	12,642,291	(1,678,718)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	996	5,221,367	(285,651)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	Barclays	12/22/2026	1,368	7,569,730	(808,585)

					$43,421,260	$(5,398,363)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily XOM Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 18.9%

Oil and Gas Extraction - 18.9%
10,789	Exxon Mobil Corp.	$1,677,042

	TOTAL COMMON STOCKS (Cost $1,412,642)	$1,677,042

SHORT TERM INVESTMENTS - 91.1%

1,487,113	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$1,487,113

4,687,242	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	4,687,242

1,370,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	1,370,000

533,817	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	533,817

	TOTAL SHORT TERM INVESTMENTS (Cost $8,078,172)	$8,078,172

	TOTAL INVESTMENTS (Cost $9,490,814) - 110.0% (b)	$9,755,214

	Liabilities in Excess of Other Assets - (10.0)%	(886,851)

	TOTAL NET ASSETS - 100.0%	$8,868,363

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,591,059.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Exxon Mobil Corp.	SOFR + 1.9200%	Goldman Sachs	12/10/2026	61,425	$9,628,687	$(140,843)

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	6,070	858,298	69,265

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	3,418	421,235	99,744

Total return of common shares of Exxon Mobil Corp.	SOFR + 2.6100%	Barclays	12/22/2026	32,396	5,003,585	(10,260)

					$15,911,805	$17,906

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily 20+ Year Treasury Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.4%
Money Market Funds - 95.4%

122,015,962	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$122,015,962

6,687,253	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	6,687,253

55,658,441	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	55,658,441

	TOTAL SHORT TERM INVESTMENTS (Cost $184,361,656) (b)	$184,361,656

	TOTAL INVESTMENTS (Cost $184,361,656) - 95.4%	$184,361,656

	Other Assets in Excess of Liabilities - 4.6%	8,796,747

	TOTAL NET ASSETS - 100.0%	$193,158,403

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,962,190.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.5900%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/4/2026	2,013,216	$172,221,740	$6,878,066

SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2026	702,148	60,050,954	2,364,755

SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2026	916,394	80,816,787	5,512,561

SOFR + 0.3300%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2026	944,553	82,338,160	4,595,585

SOFR + 0.0500%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2026	1,223,835	106,083,743	5,218,675

SOFR + 0.4800%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/22/2026	1,244,334	108,967,626	6,956,481

					$610,479,010	$31,526,123

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily 20+ Year Treasury Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 66.5%
17,777,404	iShares 20+ Year Treasury Bond ETF (a)	$1,462,191,479

	TOTAL INVESTMENT COMPANIES (Cost $1,566,271,076)	$1,462,191,479

SHORT TERM INVESTMENTS - 44.9%
Money Market Funds - 44.9%

301,705,173	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$301,705,173

226,887,547	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	226,887,547

35,740,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	35,740,000

193,348,149	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	193,348,149

230,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.59% (b)	230,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $987,680,869)	$987,680,869

	TOTAL INVESTMENTS (Cost $2,553,951,945) - 111.4% (c)	$2,449,872,348

	Liabilities in Excess of Other Assets - (11.4)%	(250,352,317)

	TOTAL NET ASSETS - 100.0%	$2,199,520,031

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,968,237,520.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.6900%	BNP Paribas	12/4/2026	6,395,882	$534,510,021	$(9,023,051)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Goldman Sachs	12/10/2026	7,349,741	629,557,279	(26,003,973)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	11,579,306	1,021,178,996	(70,972,099)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Nomura	12/11/2026	4,500,000	397,141,584	(28,048,080)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.5500%	J.P. Morgan	12/16/2026	9,969,961	871,374,591	(51,657,543)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7300%	UBS Securities LLC	12/17/2026	7,219,465	633,658,503	(40,841,053)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	7,260,491	635,561,386	(41,606,286)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Barclays	12/22/2026	8,170,334	709,833,716	(40,324,899)

					$5,432,816,076	$(308,476,984)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily 7-10 Year Treasury Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.8%
Money Market Funds - 97.8%

7,796,991	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$7,796,991

2,080,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	2,080,067

2,371,134	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	2,371,134

	TOTAL SHORT TERM INVESTMENTS (Cost $12,248,192) (b)	$12,248,192

	TOTAL INVESTMENTS (Cost $12,248,192) - 97.8%	$12,248,192

	Other Assets in Excess of Liabilities - 2.2%	274,733

	TOTAL NET ASSETS - 100.0%	$12,522,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,688,676.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/4/2026	173,327	$16,689,336	$651,974

SOFR + 0.3800%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2026	126,477	12,065,890	338,685

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2026	104,324	9,976,773	312,724

					$38,731,999	$1,303,383

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily 7-10 Year Treasury Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 72.9%
248,004	iShares 7-10 Year Treasury Bond ETF (a)	$23,051,972

	TOTAL INVESTMENT COMPANIES (Cost $23,703,390)	$23,051,972

SHORT TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%

9,644,658	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$9,644,658

24,102	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	24,102

1,639,955	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	1,639,955

	TOTAL SHORT TERM INVESTMENTS (Cost $11,308,715)	$11,308,715

	TOTAL INVESTMENTS (Cost $35,012,105) - 108.6% (c)	$34,360,687

	Liabilities in Excess of Other Assets - (8.6)%	(2,726,011)

	TOTAL NET ASSETS - 100.0%	$31,634,676

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,667,327.

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6500%	BNP Paribas	12/4/2026	273,148	$26,363,922	$(1,136,307)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	167,639	16,168,782	(690,037)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	262,337	25,104,195	(811,513)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6800%	Barclays	12/22/2026	69,877	6,568,800	(90,141)

					$74,205,699	$(2,727,998)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Aerospace & Defense Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 65.3%
Administrative and Support Services - 0.1%
3,630	V2X, Inc. (a)	$327,571

Computer and Electronic Product Manufacturing - 17.3%
22,547	Intuitive Machines, Inc. (a)	278,230
33,240	L3Harris Technologies, Inc.	9,209,475
13,804	Leonardo DRS, Inc.	635,674
9,428	Mercury Systems, Inc. (a)(b)	915,459
5,073	Moog, Inc. Class A	1,977,709
19,580	Northrop Grumman Corp.	10,621,758
198,669	RTX Corp.	42,757,542

		66,395,847

Electrical Equipment, Appliance, and Component Manufacturing - 2.0%
14,381	Axon Enterprise, Inc. (a)	7,589,717

Fabricated Metal Product Manufacturing - 2.0%
16,347	BWX Technologies, Inc.	2,757,739
6,591	Curtiss-Wright Corp.	4,771,884
7,937	Smith & Wesson Brands, Inc.	115,483
2,845	Sturm, Ruger & Co, Inc.	105,749

		7,750,855

Machinery Manufacturing - 14.4%
153,919	GE Aerospace	55,421,614

Management of Companies and Enterprises - 0.2%
16,315	Karman Holdings, Inc. (a)(b)	785,567

Merchant Wholesalers, Durable Goods - 1.0%
13,458	Hexcel Corp.	1,385,501
7,030	Huntington Ingalls Industries, Inc.	2,294,944

		3,680,445

Miscellaneous Manufacturing - 0.7%
5,421	Cadre Holdings, Inc.	167,130
31,027	Textron, Inc.	2,645,362

		2,812,492

Paper Manufacturing - 0.1%
6,862	Astronics Corp. (a)	476,840

Primary Metal Manufacturing - 5.5%
24,349	Allegheny Technologies, Inc. (a)	4,563,977
8,865	Carpenter Technology Corp.	4,606,786
42,548	Howmet Aerospace, Inc.	12,009,598

		21,180,361

Professional, Scientific, and Technical Services - 0.3%
23,552	Red Cat Holdings, Inc. (a)(b)	177,347
5,005	VSE Corp.	972,922

		1,150,269

Rental and Leasing Services - 1.0%
18,305	FTAI Aviation Ltd. ADR	3,770,830

Repair and Maintenance - 0.3%
33,803	StandardAero, Inc. (a)(b)	990,766

Support Activities for Transportation - 0.0% (†)
17,965	Virgin Galactic Holdings, Inc. (a)	45,811

Textile Mills - 0.0% (†)
946	National Presto Industries, Inc.	114,863

Transportation Equipment Manufacturing - 20.4%
7,001	AAR Corp. (a)(b)	980,420
5,755	AeroVironment, Inc. (a)(b)	859,624
113,843	Archer Aviation, Inc. (a)	528,232
5,552	Beta Technologies, Inc. (a)(b)	105,099
104,540	Boeing Co. (a)	22,595,276
2,476	Ducommun, Inc. (a)	443,254
5,861	Firefly Aerospace, Inc. (a)(b)	119,154
31,121	General Dynamics Corp.	11,932,414
7,184	HEICO Corp.	2,560,090
13,850	HEICO Corp. Class A	3,563,328
33,460	Kratos Defense & Security Solutions, Inc. (a)	1,559,236
6,348	Loar Holdings, Inc. (a)(b)	434,521
20,218	Lockheed Martin Corp.	11,781,837
19,876	Redwire Corp. (a)	171,331
90,870	Rocket Lab Corp. (a)(b)	5,902,006
8,755	TransDigm Group, Inc.	10,982,097
2,291	Voyager Technologies, Inc. (a)(b)	56,198
10,630	Woodward, Inc.	3,834,772
3,416	York Space Systems, Inc. (a)(b)	50,317

		78,459,206

	TOTAL COMMON STOCKS (Cost $205,674,622)	$250,953,054

SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%

98,466,410	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$98,466,410

8,089,459	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	8,089,459

19,917,698	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	19,917,698

	TOTAL SHORT TERM INVESTMENTS (Cost $126,473,567)	$126,473,567

	TOTAL INVESTMENTS (Cost $332,148,189) - 98.2% (e)	$377,426,621

	Other Assets in Excess of Liabilities - 1.8%	6,669,072

	TOTAL NET ASSETS - 100.0%	$384,095,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $302,087,677.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	BNP Paribas	12/4/2026	542	$28,041,291	$4,061,055

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9500%	Goldman Sachs	12/10/2026	1,370	74,077,110	7,731,783

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	3,357	180,360,299	19,251,744

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Nomura	12/11/2026	2,400	124,012,392	18,191,443

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	2,035	114,913,416	5,876,261

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	2,800	153,281,858	12,619,130

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Barclays	12/22/2026	2,391	138,359,697	5,673,714

					$813,046,063	$73,405,130

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Consumer Discretionary Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 55.7%
Accommodation - 3.5%
1,191	Airbnb, Inc. Class A (a)	180,460
649	Hilton Worldwide Holdings, Inc.	207,998
849	Las Vegas Sands Corp.	41,508
624	Marriott International, Inc. Class C	232,646
547	MGM Resorts International (a)	24,380
239	Wynn Resorts Ltd. (b)	23,735

		710,727

Administrative and Support Services - 3.2%
2,207	Booking Holdings, Inc.	425,731
711	Royal Caribbean Cruises Ltd. ADR (Liberia) ADR	226,311

		652,042

Apparel Manufacturing - 0.4%
404	Deckers Outdoor Corp. (a)	39,140
110	Ralph Lauren Corp.	41,837

		80,977

Building Material and Garden Equipment and Supplies Dealers - 5.0%
1,596	Lowe’s Companies, Inc.	331,665
1,892	The Home Depot, Inc.	628,068
1,495	Tractor Supply Co.	46,001

		1,005,734

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 3.6%
299	Lululemon Athletica, Inc. (a)	35,542
918	Ross Stores, Inc.	230,482
2,965	TJX Companies, Inc.	466,513

		732,537

Construction of Buildings - 1.3%
752	D.R. Horton, Inc.	107,581
614	Lennar Corp. Class A	50,563
7	NVR, Inc. (a)	43,029
542	PulteGroup, Inc.	68,547

		269,720

Food Services and Drinking Places - 6.7%
3,655	Chipotle Mexican Grill, Inc. (a)	136,039
326	Darden Restaurants, Inc.	66,367
1,078	DoorDash, Inc. (a)	211,461
1,760	McDonald’s Corp.	476,326
3,247	Starbucks Corp.	341,747
785	Yum! Brands, Inc.	120,325

		1,352,265

Funds, Trusts, and Other Financial Vehicles - 0.7%
467	Garmin Ltd. ADR (Switzerland) ADR	137,195

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.2%
558	Best Buy Co., Inc.	48,133

General Merchandise Retailers - 15.4%
10,676	Amazon.com, Inc. (a)	2,899,388
1,265	eBay, Inc.	144,222
336	Williams-Sonoma, Inc.	76,830

		3,120,440

Health and Personal Care Retailers - 0.3%
124	Ulta Beauty, Inc. (a)	63,591

Leather and Allied Product Manufacturing - 1.1%
3,418	NIKE, Inc. Class B	142,565
575	Tapestry, Inc.	87,613

		230,178

Management of Companies and Enterprises - 0.1%
1,308	Norwegian Cruise Line Holdings Ltd. ADR (a)	24,237

Merchant Wholesalers, Durable Goods - 0.2%
392	Genuine Parts Co.	48,753

Merchant Wholesalers, Nondurable Goods - 0.1%
87	Domino’s Pizza, Inc.	30,227

Miscellaneous Manufacturing - 0.2%
383	Hasbro, Inc.	35,979

Motor Vehicle and Parts Dealers - 2.4%
46	AutoZone, Inc. (a)	138,748
2,041	Carvana Co. (a)	127,277
2,361	O’Reilly Automotive, Inc. (a)	210,955

		476,980

Support Activities for Transportation - 0.5%
326	Expedia, Inc.	96,085

Transportation Equipment Manufacturing - 10.3%
603	Aptiv PLC ADR (a)	34,051
11,151	Ford Motor Co.	163,697
2,569	General Motors Co.	228,281
5,347	Tesla, Inc. (a)	1,664,040

		2,090,069

Water Transportation - 0.5%
3,665	Carnival Corp. Ltd. ADR	101,925

	TOTAL COMMON STOCKS (Cost $9,711,912)	$11,307,794

SHORT TERM INVESTMENTS - 40.7%
Money Market Funds - 40.7%

4,755,763	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)	$4,755,763

4,800	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	4,800

3,505,841	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	3,505,841

	TOTAL SHORT TERM INVESTMENTS (Cost $8,266,404)	$8,266,404

	TOTAL INVESTMENTS (Cost $17,978,316) - 96.4% (d)	$19,574,198

	Other Assets in Excess of Liabilities - 3.6%	728,861

	TOTAL NET ASSETS - 100.0%	$20,303,059

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,541,359.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2026	7,300	$17,179,891	$(123,339)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	2,174	5,036,474	(3,689)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	7,218	16,371,226	487,416

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	4,449	9,968,751	378,663

					$48,556,342	$739,051

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Dow Jones Internet Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.0%
Money Market Funds - 115.0%

3,444,440	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$3,444,440

5,361,831	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	5,361,831

	TOTAL SHORT TERM INVESTMENTS (Cost $8,806,271) (b)	$8,806,271

	TOTAL INVESTMENTS (Cost $8,806,271) - 115.0%	$8,806,271

	Liabilities in Excess of Other Assets - (15.0)%	(1,149,289)

	TOTAL NET ASSETS - 100.0%	$7,656,982

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,515,877.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6000%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2026	6,859	$8,651,912	$119,369

SOFR + 0.4800%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/15/2026	3,067	3,361,966	(459,165)

SOFR + 0.3000%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2026	821	1,026,973	(4,867)

SOFR + 0.3500%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/22/2026	7,496	9,266,393	28,190

					$22,307,244	$(316,473)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Dow Jones Internet Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 64.6%
Accommodation - 1.6%
9,982	Airbnb, Inc. Class A (a)	$1,512,473

Administrative and Support Services - 6.3%
16,254	Booking Holdings, Inc.	3,135,397
7,641	Cloudflare, Inc. (a)	2,131,686
16,063	Roblox Corp. (a)	571,843

		5,838,926

Amusement, Gambling, and Recreation Industries - 0.3%
11,980	DraftKings, Inc. (a)	281,290

Computer and Electronic Product Manufacturing - 14.8%
9,049	Alphabet, Inc.	3,222,620
7,294	Alphabet, Inc. Class C	2,601,405
17,206	Arista Networks, Inc. (a)	3,103,102
42,358	Cisco Systems, Inc.	4,913,105

		13,840,232

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
1,375	Circle Internet Group, Inc. (a)	86,089

Educational Services - 0.1%
960	Duolingo, Inc. (a)	129,418

Food Services and Drinking Places - 1.9%
9,058	DoorDash, Inc. (a)	1,776,817

General Merchandise Retailers - 8.4%
24,380	Amazon.com, Inc. (a)	6,621,120
10,614	eBay, Inc.	1,210,102

		7,831,222

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
9,124	MARA Holdings, Inc. (a)(b)	103,284

Merchant Wholesalers, Durable Goods - 1.0%
21,183	Copart, Inc. (a)	616,849
8,911	Samsara, Inc. (a)	332,113

		948,962

Motion Picture and Sound Recording Industries - 2.4%
31,842	Netflix, Inc. (a)	2,283,390

Motor Vehicle and Parts Dealers - 1.1%
17,121	Carvana Co. (a)	1,067,665

Performing Arts, Spectator Sports, and Related Industries - 0.5%
4,148	Flutter Entertainment PLC ADR (Ireland (a)	433,341

Professional, Scientific, and Technical Services - 17.0%
3,820	Atlassian Corp. (a)	385,877
3,382	Ciena Corp. (a)	1,275,183
6,312	CoreWeave, Inc. (a)(b)	453,012
1,350	F5 Networks, Inc. (a)	543,470
3,173	GoDaddy, Inc. (a)	262,534
10,162	Meta Platforms, Inc.	5,657,287
6,317	Nutanix, Inc. (a)	372,766
18,242	Oracle Corp.	2,369,089
1,024	Paycom Software, Inc.	167,895
8,261	Snowflake, Inc. (a)	2,422,786
1,959	VeriSign, Inc.	568,149
4,880	Workday, Inc. (a)(b)	782,459
6,362	Zoom Video Communications, Inc. (a)	611,198

		15,871,705

Publishing Industries - 7.7%
3,471	Akamai Technologies, Inc. (a)	399,790
7,900	Datadog, Inc. (a)	2,116,963
4,649	DocuSign, Inc. (a)	254,905
1,225	HubSpot, Inc. (a)	290,766
4,002	Okta, Inc. (a)	568,004
15,276	Salesforce, Inc.	2,811,089
3,592	Veeva Systems, Inc. (a)	731,978

		7,173,495

Telecommunications - 1.3%
21,111	PayPal Holdings, Inc.	1,207,760

	TOTAL COMMON STOCKS (Cost $45,958,535)	$60,386,069

SHORT TERM INVESTMENTS - 31.6%
Money Market Funds - 31.6%

18,484,324	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$18,484,324

11,090,800	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	11,090,800

	TOTAL SHORT TERM INVESTMENTS (Cost $29,575,124)	$29,575,124

	TOTAL INVESTMENTS (Cost $75,533,659) - 96.2% (e)	$89,961,193

	Other Assets in Excess of Liabilities - 3.8%	3,556,606

	TOTAL NET ASSETS - 100.0%	$93,517,799

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,438,530.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones Internet Composite Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	25,370	$31,809,596	$(338,718)

Total return of Dow Jones Internet Composite Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	68,878	75,508,325	10,126,738

Total return of Dow Jones Internet Composite Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	63,185	74,865,931	4,107,175

Total return of Dow Jones Internet Composite Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	17,443	21,611,005	(212,275)

					$203,794,857	$13,682,920

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Financial Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.5%
Money Market Funds - 98.5%

47,385,677	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$47,385,677

23,148,516	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	23,148,516

22,656,131	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	22,656,131

	TOTAL SHORT TERM INVESTMENTS (Cost $93,190,324) (b)	$93,190,324

	TOTAL INVESTMENTS (Cost $93,190,324) - 98.5%	$93,190,324

	Other Assets in Excess of Liabilities - 1.5%	1,432,009

	TOTAL NET ASSETS - 100.0%	$94,622,333

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,960,242.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.7000%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2026	49,549	$34,122,511	$(555,330)

SOFR + 0.5500%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2026	36,758	25,737,944	(54,225)

SOFR + 0.4800%	Total return of Financial Select Sector Index	Societe Generale	12/14/2026	123,000	83,118,480	(1,857,582)

SOFR + 0.6000%	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2026	136,008	92,055,042	(1,838,062)

SOFR + 0.5000%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2026	59,124	40,237,297	(1,060,670)

					$275,271,274	$(5,365,869)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Financial Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.4%
Administrative and Support Services - 6.4%
17,712	Ameriprise Financial, Inc.	$9,667,918
12,875	Corpay, Inc. (a)	4,919,666
7,179	FactSet Research System, Inc. (b)	1,889,513
29,602	Moody’s Corp.	14,161,005
327,025	Visa, Inc. Class A	119,733,663

		150,371,765

Chemical Manufacturing - 0.7%
111,430	IntercontinentalExchange, Inc.	16,990,847

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
105,072	Fiserv, Inc. (a)	5,667,584

Credit Intermediation and Related Activities - 28.2%
104,867	American Express Co.	35,261,529
1,286,412	Bank of America Corp.	79,693,223
135,248	Bank of New York Mellon Corp.	21,143,320
122,619	Capital One Financial Corp.	25,628,597
336,042	Citigroup, Inc.	44,508,763
83,326	Citizens Financial Group, Inc.	5,970,308
43,827	Coinbase Global, Inc. (a)	6,410,137
101,850	Fidelity National Information Services, Inc.	4,559,824
178,596	Fifth Third Bancorp	10,090,674
45,809	Global Payments, Inc.	3,851,621
399,443	Huntington Bancshares, Inc.	6,806,509
527,981	JPMorgan Chase & Co.	185,738,436
181,586	KeyCorp	4,102,028
28,854	M&T Bank Corp.	7,106,451
158,988	MasterCard, Inc. Class A	91,116,023
36,462	Northern Trust Corp.	6,643,012
79,126	PNC Financial Services Group, Inc.	19,771,213
168,143	Regions Financial Corp.	5,204,026
54,534	State Street Corp.	10,042,981
66,273	Synchrony Financial	5,022,831
245,487	Truist Financial Corp.	12,726,046
305,879	U.S. Bancorp	19,273,436
602,980	Wells Fargo & Co.	52,127,621

		662,798,609

Funds, Trusts, and Other Financial Vehicles - 0.2%
42,216	T. Rowe Price Group, Inc.	4,717,638

Insurance Carriers and Related Activities - 16.4%
90,256	Aflac, Inc.	11,505,835
50,723	Allstate Corp.	13,394,930
104,469	American International Group, Inc.	8,209,174
68,559	Arch Capital Group Ltd. ADR (a)	6,892,236
50,621	Arthur J. Gallagher & Co.	12,625,890
9,761	Assurant, Inc.	2,725,174
361,257	Berkshire Hathaway, Inc. Class B (a)	184,797,406
57,437	Brown & Brown, Inc.	4,043,565
71,074	Chubb Limited ADR (Switzerland)	24,924,230
30,482	Cincinnati Financial Corp.	5,416,042
5,005	Erie Indemnity Co. Class A (b)	1,211,410
7,796	Everest Re Group Ltd. ADR	2,916,873
15,299	Globe Life, Inc.	2,788,243
33,250	Loews Corp.	3,857,333
94,936	Marsh & McLennan Companies, Inc.	18,008,410
106,495	MetLife, Inc.	10,237,364
38,736	Principal Financial Group, Inc.	4,404,283
115,141	Progressive Corp.	24,343,110
68,373	Prudential Financial, Inc.	8,346,976
54,015	The Hartford Insurance Group, Inc.	7,665,269
41,898	Travelers Companies, Inc.	15,684,935
57,949	W.R. Berkley Corp.	4,203,620
18,610	Willis Towers Watson PLC ADR (Ireland)	6,251,471

		384,453,779

Management of Companies and Enterprises - 0.7%
42,084	Aon PLC ADR (United Kingdom)	15,173,386

Professional, Scientific, and Technical Services - 0.1%
14,000	Jack Henry & Associates, Inc. (b)	2,156,560

Publishing Industries - 0.4%
105,447	Block, Inc. (a)	8,566,514

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.7%
90,877	Apollo Global Management, Inc.	11,413,242
41,568	Ares Management Corp. (b)	5,324,445
28,449	Blackrock, Inc.	31,020,505
20,622	Cboe Global Markets, Inc.	6,397,563
322,102	Charles Schwab Corp.	33,898,014
71,407	CME Group, Inc.	19,122,081
60,412	Franklin Resources, Inc.	2,045,550
58,129	Goldman Sachs Group, Inc.	59,197,411
87,783	Interactive Brokers Group, Inc. Class A	7,724,026
87,351	Invesco Ltd. ADR	2,585,590
136,237	KKR & Co., Inc.	13,818,519
236,205	Morgan Stanley	49,702,256
14,344	MSCI, Inc. Class A	8,208,211
88,036	NASDAQ OMX Group, Inc.	8,292,111
34,176	Raymond James Financial, Inc.	6,014,293
155,904	Robinhood Markets, Inc. (a)	13,495,050
59,743	S&P Global, Inc.	24,609,934
146,380	The Blackstone Group, Inc.	18,700,045

		321,568,846

Telecommunications - 0.4%
173,785	PayPal Holdings, Inc.	9,942,240

	TOTAL COMMON STOCKS (Cost $1,305,597,134)	$1,582,407,768

SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%

496,252,877	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)	$496,252,877

51,987,884	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	51,987,884

10,055,188	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	10,055,188

212,073,644	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	212,073,644

	TOTAL SHORT TERM INVESTMENTS (Cost $770,369,593)	$770,369,593

TOTAL INVESTMENTS (Cost $2,075,966,727) - 100.2% (d)	$2,352,777,361

Liabilities in Excess of Other Assets - (0.2)%	(5,348,403)

TOTAL NET ASSETS - 100.0%	$2,347,428,958

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,113,811,872.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Financial Select Sector Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	1,464,053	$951,371,454	$61,863,165

Total return of Financial Select Sector Index	SOFR + 0.9000%	Goldman Sachs	12/10/2026	321,882	200,715,329	23,825,893

Total return of Financial Select Sector Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	1,537,125	1,032,248,544	42,890,837

Total return of Financial Select Sector Index	SOFR + 0.8100%	Societe Generale	12/14/2026	511,605	345,722,195	7,008,046

Total return of Financial Select Sector Index	SOFR + 0.8500%	J.P. Morgan	12/16/2026	438,408	300,027,355	4,218,167

Total return of Financial Select Sector Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	671,154	414,025,431	53,126,677

Total return of Financial Select Sector Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	687,477	458,865,355	17,673,028

Total return of Financial Select Sector Index	SOFR + 0.9000%	Barclays	12/22/2026	2,147,948	1,416,129,209	72,083,741

					$5,119,104,872	$282,689,554

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily FTSE China Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.6%
Money Market Funds - 104.6%

68,032,298	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$68,032,298

12,194,226	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	12,194,226

10,450,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	10,450,003

	TOTAL SHORT TERM INVESTMENTS (Cost $90,676,527) (b)	$90,676,527

	TOTAL INVESTMENTS (Cost $90,676,527) - 104.6%	$90,676,527

	Liabilities in Excess of Other Assets - (4.6)%	(3,991,368)

	TOTAL NET ASSETS - 100.0%	$86,685,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,913,031.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0000%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/4/2026	1,727,681	$66,688,973	$4,013,605

SOFR + 0.7500%	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2026	1,447,465	50,678,528	(1,966,583)

SOFR + 0.6500%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2026	857,831	28,763,118	(2,483,890)

SOFR + 0.3000%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2026	3,090,762	116,537,720	4,682,675

					$262,668,339	$4,245,807

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily FTSE China Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 51.9%

10,713,717	iShares China Large-Cap ETF (a)	$391,050,671

	TOTAL INVESTMENT COMPANIES (Cost $399,095,501)	$391,050,671

SHORT TERM INVESTMENTS - 54.5%
Money Market Funds - 54.5%

138,267,227	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$138,267,227

46,800,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	46,800,000

47,130,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	47,130,000

178,690,775	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	178,690,775

	TOTAL SHORT TERM INVESTMENTS (Cost $410,888,002)	$410,888,002

	TOTAL INVESTMENTS (Cost $809,983,503) - 106.4% (c)	$801,938,673

	Liabilities in Excess of Other Assets - (6.4)%	(47,936,877)

	TOTAL NET ASSETS - 100.0%	$754,001,796

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $668,572,398.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares China Large-Cap ETF	SOFR + 0.9500%	BNP Paribas	12/4/2026	386,226	$13,837,382	$106,730

Total return of iShares China Large-Cap ETF	SOFR + 0.9500%	Goldman Sachs	12/10/2026	4,557,591	149,850,815	15,916,794

Total return of iShares China Large-Cap ETF	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	11,791,625	414,376,373	14,388,992

Total return of iShares China Large-Cap ETF	SOFR + 3.0000%	Nomura	12/11/2026	1,000,000	39,090,000	(3,591,916)

Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Societe Generale	12/14/2026	5,250,000	205,170,000	(16,230,878)

Total return of iShares China Large-Cap ETF	SOFR + 0.6300%	UBS Securities LLC	12/17/2026	5,729,577	206,864,348	1,282,837

Total return of iShares China Large-Cap ETF	SOFR + 0.7700%	Citibank N.A.	12/22/2026	12,001,661	446,550,083	(13,500,335)

Total return of iShares China Large-Cap ETF	SOFR + 0.9500%	Barclays	12/22/2026	10,539,270	396,338,834	(14,651,628)

					$1,872,077,835	$(16,279,404)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily FTSE Europe Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 45.6%

257,696	Vanguard FTSE Europe ETF (a)(b)	$23,344,680

	TOTAL INVESTMENT COMPANIES (Cost $21,574,100)	$23,344,680

SHORT TERM INVESTMENTS - 82.2%
Money Market Funds - 82.2%

30,048,999	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$30,048,999

10,516,310	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	10,516,310

1,523,860	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	1,523,860

	TOTAL SHORT TERM INVESTMENTS (Cost $42,089,169)	$42,089,169

	TOTAL INVESTMENTS (Cost $63,663,269) - 127.8% (e)	$65,433,849

	Liabilities in Excess of Other Assets - (27.8)%	(14,199,495)

	TOTAL NET ASSETS - 100.0%	$51,234,354

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,019,266.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	BNP Paribas	12/4/2026	790,821	$71,956,803	$(277,316)

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	Goldman Sachs	12/10/2026	507,643	44,330,600	1,793,920

Total return of Vanguard FTSE Europe ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	109,502	9,240,349	689,992

Total return of Vanguard FTSE Europe ETF	SOFR + 0.8400%	UBS Securities LLC	12/17/2026	17,658	1,458,551	142,026

Total return of Vanguard FTSE Europe ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	13,259	1,097,712	94,641

					$128,084,015	$2,443,263

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Healthcare Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.1%

Ambulatory Health Care Services - 0.9%
632	DaVita, Inc. (a)(b)	151,737
1,613	Labcorp Holdings, Inc.	498,739
2,178	Quest Diagnostics, Inc.	507,496
22,916	Viatris, Inc.	402,405

		1,560,377

Chemical Manufacturing - 29.9%
34,766	AbbVie, Inc.	8,724,180
10,620	Amgen, Inc.	4,090,399
2,905	Biogen, Inc. (a)	589,570
3,081	Bio-Techne Corp.	222,109
40,183	Bristol-Myers Squibb Co.	2,624,352
15,566	Eli Lilly & Co.	17,882,843
24,431	Gilead Sciences, Inc.	3,181,161
3,302	Incyte Corp. (a)	394,655
48,599	Merck & Co., Inc.	6,327,590
112,150	Pfizer, Inc.	2,804,871
1,966	Regeneron Pharmaceuticals, Inc.	1,499,331
4,994	Vertex Pharmaceuticals, Inc. (a)	2,382,637
8,250	Zoetis, Inc.	637,643

		51,361,341

Computer and Electronic Product Manufacturing - 5.2%
5,561	Agilent Technologies, Inc.	769,476
12,395	Danaher Corp.	2,416,777
8,951	GE HealthCare Technologies, Inc.	608,847
2,195	Revvity, Inc. (b)	246,981
7,313	Thermo Fisher Scientific, Inc.	4,199,856
1,932	Waters Corp. (a)	728,963

		8,970,900

Health and Personal Care Retailers - 1.5%
25,107	CVS Health Corp.	2,621,924

Hospitals - 0.8%
3,056	HCA Healthcare, Inc.	1,230,315
1,049	Universal Health Services, Inc. Class B (b)	176,694

		1,407,009

Insurance Carriers and Related Activities - 6.9%
9,231	Centene Corp. (a)	574,353
5,205	Cigna Corp.	1,452,455
4,273	Elevance Health, Inc.	1,605,964
2,362	Humana, Inc.	859,437
17,869	UnitedHealth Group, Inc.	7,404,914

		11,897,123

Machinery Manufacturing - 0.3%
397	Mettler-Toledo International, Inc. (a)	562,271

Management of Companies and Enterprises - 2.1%
34,274	Abbott Laboratories	3,622,762

Merchant Wholesalers, Durable Goods - 0.1%
1,905	Henry Schein, Inc. (a)	163,354

Merchant Wholesalers, Nondurable Goods - 2.5%
4,609	Cardinal Health, Inc.	1,060,208
3,828	Cencora, Inc.	1,191,810
2,365	McKesson Corp.	2,024,889

		4,276,907

Miscellaneous Manufacturing - 14.9%
1,311	Align Technology, Inc. (a)	221,769
10,162	Baxter International, Inc. (b)	265,838
5,422	Becton, Dickinson & Co.	897,992
29,248	Boston Scientific Corp. (a)	1,366,759
7,593	DexCom, Inc. (a)	633,636
11,330	Edwards Lifesciences Corp. (a)	975,173
1,363	Insulet Corp. (a)	225,372
6,969	Intuitive Surgical, Inc. (a)	2,462,357
47,367	Johnson & Johnson	12,142,530
25,264	Medtronic PLC ADR (Ireland)	2,157,293
2,854	ResMed, Inc.	602,137
2,896	Solventum Corp. (a)	247,434
1,930	Steris PLC ADR (Ireland)	440,812
6,789	Stryker Corp.	2,211,177
3,839	The Cooper Companys, Inc. (a)	277,636
3,807	Zimmer Biomet Holdings, Inc.	357,592

		25,485,507

Plastics and Rubber Products Manufacturing - 0.3%
1,390	West Pharmaceutical Services, Inc.	473,934

Professional, Scientific, and Technical Services - 1.3%
947	Charles River Laboratories International, Inc. (a)	220,187
1,552	IDEXX Laboratories, Inc. (a)	867,677
3,284	IQVIA Holdings, Inc. (a)	771,806
6,948	Moderna, Inc. (a)	380,889

		2,240,559

Publishing Industries - 0.4%
2,954	Veeva Systems, Inc. (a)	601,966

	TOTAL COMMON STOCKS
	(Cost $95,561,330)	$115,245,934

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%

32,272,109	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$32,272,109

14,063,965	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	14,063,965

12,906,035	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	12,906,035

	TOTAL SHORT TERM INVESTMENTS (Cost $59,242,109)	$59,242,109

	TOTAL INVESTMENTS (Cost $154,803,439) - 101.6% (e)	$174,488,043

	Liabilities in Excess of Other Assets - (1.6)%	(2,740,298)

	TOTAL NET ASSETS - 100.0%	$171,747,745

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at July 31, 2026.

(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $128,650,605.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Health Care Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	66,028	$106,176,144	$974,077

Total return of Health Care Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	40,634	64,006,502	1,929,299

Total return of Health Care Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	39,875	59,252,735	5,738,680

Total return of Health Care Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	97,068	144,423,758	14,225,661

					$373,859,139	$22,867,717

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Homebuilders & Supplies Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 75.3%
Building Material and Garden Equipment and Supplies Dealers - 7.5%
88,350	Lowe’s Companies, Inc.	18,360,014
178,368	MasterBrand, Inc. (a)(b)	1,471,536
59,891	The Home Depot, Inc.	19,881,416

		39,712,966

Construction of Buildings - 41.9%
44,046	Beazer Homes USA, Inc. (a)(b)	1,413,877
44,371	Century Communities, Inc. (b)	2,979,956
460,479	D.R. Horton, Inc.	65,876,126
49,150	Dream Finders Home, Inc. (a)(b)	628,628
53,548	Green Brick Partners , Inc. (a)	3,787,450
8,223	Hovnanian Enterprises, Inc. (a)	1,018,830
111,070	KB Home	6,105,518
15,720	Lennar Corp. (b)	1,268,604
375,820	Lennar Corp. Class A	30,948,777
36,246	LGI Homes, Inc. (a)	1,977,944
45,368	M/I Homes, Inc. (a)(b)	6,629,626
118,258	Meritage Homes Corp.	8,301,712
4,713	NVR, Inc. (a)	28,971,047
332,598	PulteGroup, Inc.	42,063,669
145,642	Toll Brothers, Inc.	21,247,711

		223,219,475

Furniture and Related Product Manufacturing - 0.3%
35,954	La-Z-Boy, Inc.	1,415,869

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
47,816	Arhaus, Inc.	354,316
20,344	Ethan Allen Interiors, Inc.	455,706
94,976	Floor & Decor Holdings, Inc. Class A (a)(b)	5,467,768

		6,277,790

Machinery Manufacturing - 0.5%
175,376	Hayward Holdings, Inc. (a)(b)	2,653,439

Merchant Wholesalers, Durable Goods - 6.1%
94,501	Builders FirstSource, Inc. (a)	6,278,646
104,806	Fortune Brands Innovations, Inc. (b)	5,162,744
33,850	Griffon Corp.	2,916,855
119,871	Leggett & Platt, Inc.	1,174,736
27,821	Lennox International, Inc.	11,570,197
44,982	Mohawk Industries, Inc. (a)	5,537,284

		32,640,462

Merchant Wholesalers, Nondurable Goods - 4.0%
62,851	The Sherwin Williams Co.	21,422,763

Nonmetallic Mineral Product Manufacturing - 3.0%
27,612	Eagle Materials, Inc.	5,658,803
70,749	Owens Corning	9,827,036
39,963	Quanex Building Products Corp. (b)	712,940

		16,198,779

Primary Metal Manufacturing - 0.2%
26,058	Gibraltar Industries, Inc. (a)	1,101,211

Professional, Scientific, and Technical Services - 1.3%
36,143	Simpson Manufacturing Co., Inc.	6,785,487

Specialty Trade Contractors - 1.7%
39,876	Installed Building Products, Inc.	8,889,955

Wood Product Manufacturing - 7.6%
13,760	Cavco Industries, Inc. (a)	7,527,133
98,048	Champion Homes, Inc. (a)	7,805,601
75,690	JELD-WEN Holding, Inc. (a)	107,480
55,858	Louisiana-Pacific Corp.	4,045,795
177,248	Masco Corp.	12,669,687
91,286	Trex Company, Inc. (a)	3,958,161
49,624	UFP Industries, Inc.	4,304,386

		40,418,243

	TOTAL COMMON STOCKS (Cost $395,446,858)	$400,736,439

SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%

91,632,546	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$91,632,546

30,693,403	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	30,693,403

10,243,009	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	10,243,009

29,068,516	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	29,068,516

	TOTAL SHORT TERM INVESTMENTS (Cost $161,637,474)	$161,637,474

	TOTAL INVESTMENTS (Cost $557,084,332) - 105.7% (e)	$562,373,913

	Liabilities in Excess of Other Assets - (5.7)%	(30,160,991)

	TOTAL NET ASSETS - 100.0%	$532,212,922

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at July 31, 2026.

(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $421,548,619.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7900%	BNP Paribas	12/4/2026	7,210	$132,609,521	$(12,388,032)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 1.0000%	Goldman Sachs	12/10/2026	16,338	280,146,036	(4,506,836)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 1.0000%	Bank of America Merrill Lynch	12/11/2026	9,332	149,116,094	8,127,124

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7500%	Citibank N.A.	12/22/2026	17,522	287,758,902	7,289,628

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7000%	Barclays	12/22/2026	19,993	342,871,141	(7,011,874)

					$1,192,501,694	$(8,489,990)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Industrials Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 73.3%
Administrative and Support Services - 5.2%
635	Allegion PLC ADR (Ireland)	$99,949
2,953	Automatic Data Processing, Inc.	786,856
854	Broadridge Financial Solutions, Inc.	131,473
880	Equifax, Inc.	151,906
2,170	Rollins, Inc.	82,395
15,039	Uber Technologies, Inc. (a)	1,058,144
2,730	Waste Management, Inc.	618,482

		2,929,205

Air Transportation - 1.5%
4,828	Delta Air Lines, Inc.	422,160
3,611	Southwest Airlines Co.	162,387
2,398	United Continental Holdings, Inc. (a)	290,949

		875,496

Apparel Manufacturing - 0.9%
2,512	Cintas Corp.	514,031

Chemical Manufacturing - 0.2%
1,009	DuPont de Nemours, Inc. (a)	138,233

Computer and Electronic Product Manufacturing - 8.2%
1,693	AMETEK, Inc.	409,215
2,252	Fortive Corp.	133,341
1,376	L3Harris Technologies, Inc.	381,235
986	Northrop Grumman Corp.	534,885
2,835	Otis Worldwide Corp.	203,978
9,949	RTX Corp.	2,141,224
1,814	Veralto Corp.	170,824
2,838	Vertiv Holdings Co.	685,576

		4,660,278

Couriers and Messengers - 1.9%
1,622	FedEx Corp.	498,603
5,516	United Parcel Service, Inc. Class B	574,877

		1,073,480

Electrical Equipment, Appliance, and Component Manufacturing - 2.6%
827	A.O. Smith Corp.	49,728
595	Axon Enterprise, Inc. (a)(b)	314,017
4,138	Emerson Electric Co.	619,955
435	Generac Holdings, Inc. (a)	85,743
822	Rockwell Automation, Inc.	394,626

		1,464,069

Fabricated Metal Product Manufacturing - 0.6%
1,194	Pentair PLC ADR (Ireland)	78,135
383	Snap-on, Inc.	157,187
1,149	Stanley Black & Decker, Inc. (b)	108,673

		343,995

Machinery Manufacturing - 17.7%
5,768	Carrier Global Corp.	356,520
3,403	Caterpillar, Inc.	2,772,798
1,019	Cummins, Inc.	646,250
1,856	Deere & Co.	1,099,996
7,708	GE Aerospace	2,775,420
547	IDEX Corp.	126,056
2,631	Ingersoll Rand, Inc.	219,373
392	Nordson Corp.	116,730
932	Parker Hannifin Corp.	910,126
1,633	Trane Technologies PLC ADR (Ireland)	742,933
1,756	Xylem, Inc.	205,399

		9,971,601

Merchant Wholesalers, Durable Goods - 3.8%
795	Builders FirstSource, Inc. (a)	52,820
6,548	Copart, Inc. (a)	190,678
8,482	Fastenal Co.	404,676
390	Hubbell, Inc.	184,294
291	Huntington Ingalls Industries, Inc.	94,997
4,508	Johnson Controls International PLC ADR (Ireland)	661,143
234	Lennox International, Inc.	97,316
321	W.W. Grainger, Inc.	443,693

		2,129,617

Merchant Wholesalers, Nondurable Goods - 1.0%
1,934	Illinois Tool Works, Inc.	554,961

Miscellaneous Manufacturing - 1.7%
3,853	3M Co.	679,207
995	Dover Corp.	203,597
1,285	Textron, Inc.	109,559

		992,363

National Security and International Affairs - 0.2%
929	Leidos Holdings, Inc.	107,392

Primary Metal Manufacturing - 1.5%
2,956	Howmet Aerospace, Inc.	834,361

Professional, Scientific, and Technical Services - 3.1%
2,869	Eaton Corporation PLC ADR (Ireland)	1,191,209
872	Jacobs Solutions, Inc.	117,659
2,382	Paychex, Inc.	278,313
968	Verisk Analytics, Inc. Class A	188,614

		1,775,795

Rail Transportation - 3.5%
13,728	CSX Corp.	691,891
4,386	Union Pacific Corp.	1,281,282

		1,973,173

Rental and Leasing Services - 0.9%
463	United Rentals, Inc.	499,697

Specialty Trade Contractors - 2.6%
260	Comfort Systems USA, Inc.	449,720
328	EMCOR Group, Inc.	261,557
1,109	Quanta Services, Inc.	740,102

		1,451,379

Support Activities for Transportation - 1.8%
871	C.H. Robinson Worldwide, Inc.	128,673
966	Expeditors International of Washington, Inc.	162,182
550	J.B. Hunt Transport Services, Inc.	149,462
1,659	Norfolk Southern Corp.	556,561

		996,878

Transportation Equipment Manufacturing - 8.7%
5,824	Boeing Co. (a)	1,258,799
805	Fedex Freight Holding Co., Inc. (a)	113,127
1,875	General Dynamics Corp.	718,913
2,340	Honeywell International, Inc.	568,737
1,499	Lockheed Martin Corp.	873,527
3,888	Paccar, Inc.	515,860
413	TransDigm Group, Inc.	518,059

1,254	Wabtec Corp.	364,738

		4,931,760

Truck Transportation - 1.4%
2,340	Honeywell Aerospace, Inc. (a)	483,772
1,352	Old Dominion Freight Line, Inc.	286,813

		770,585

Utilities - 3.5%
1,985	GE Vernova, Inc.	1,965,726

Waste Management and Remediation Services - 0.5%
1,477	Republic Services, Inc.	310,982

Wood Product Manufacturing - 0.2%
1,490	Masco Corp.	106,505

	TOTAL COMMON STOCKS
	(Cost $37,846,429)	$42,918,886

SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%

2,563,078	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$2,563,078

1,160,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	1,160,564

10,323,002	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	10,323,002

	TOTAL SHORT TERM INVESTMENTS (Cost $14,046,644)	$14,046,644

	TOTAL INVESTMENTS (Cost $51,893,074) - 98.2% (e)	$56,965,530

	Other Assets in Excess of Liabilities - 1.8%	(502,154)

	TOTAL NET ASSETS - 100.0%	$56,463,376

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at July 31, 2026.

(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,463,448.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Industrials Select Sector Index	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2026	19,327	$32,690,660	$1,978,611

Total return of Industrials Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	11,189	18,329,871	1,671,378

Total return of Industrials Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	15,199	24,045,750	3,082,673

Total return of Industrials Select Sector Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	7,856	12,437,857	1,565,530

Total return of Industrials Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	17,071	27,841,110	2,644,103

					$115,345,248	$10,942,295

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 76.2%
Accommodation - 0.8%
808	Boyd Gaming Corp. (b)	$68,729
298	Choice Hotels International, Inc.	33,224
882	Hilton Grand Vacations, Inc. (a)	40,696
603	Hyatt Hotels Corp. Class A (b)	104,958
2,957	Park Hotels & Resorts, Inc. (b)	44,532
916	Travel + Leisure Co.	69,634
523	Vail Resorts, Inc. (b)	78,126
1,099	Wyndham Hotels & Resorts, Inc.	82,271

		522,170

Administrative and Support Services - 1.2%
905	MasTec, Inc. (a)	238,105
2,736	RB Global, Inc. ADR (Canada)	300,249
2,832	TransUnion	222,652
2,147	Warner Music Group Corp. Class A	55,736

		816,742

Air Transportation - 0.3%
1,636	Alaska Air Group, Inc. (a)	77,628
9,713	American Airlines Group, Inc. (a)	148,318

		225,946

Ambulatory Health Care Services - 0.8%
2,322	BrightSpring Health Services, Inc. (a)	138,647
3,112	Hims & Hers Health, Inc. (a)(b)	86,420
331	Medpace Holdings, Inc. (a)	191,024
765	Molina Healthcare, Inc. (a)	149,649

		565,740

Apparel Manufacturing - 0.3%
1,749	Capri Holdings Ltd. ADR (a)	27,862
353	Columbia Sportswear Co.	20,961
677	PVH Corp.	58,669
4,826	VF Corp. (b)	69,108

		176,600

Beverage and Tobacco Product Manufacturing - 0.3%
110	Boston Beer Co., Inc. Class A (a)	20,152
830	Coca-Cola Consolidated, Inc.	155,957

		176,109

Broadcasting and Content Providers - 0.6%
421	Nexstar Media Group, Inc.	80,213
1,926	Roku, Inc. (a)	279,290
2,768	Sirius XM Holdings, Inc. (b)	81,988

		441,491

Building Material and Garden Equipment and Supplies Dealers - 0.1%
833	Knife River Corp. (a)(b)	60,951

Chemical Manufacturing - 3.8%
2,069	Arrowhead Pharmaceuticals, Inc. (a)	175,141
672	Ashland, Inc.	48,794
1,347	Avient Corp.	48,923
2,838	BioMarin Pharmaceutical, Inc. (a)	170,337
758	Cabot Corp. (b)	66,719
7,335	Elanco Animal Health, Inc. (a)	193,424
1,742	Halozyme Therapeutics, Inc. (a)(b)	143,785
921	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	232,884
385	Krystal Biotech, Inc. (a)	131,331
956	Lantheus Holdings, Inc. (a)	95,256
1,476	Neurocrine Biosciences, Inc. (a)	246,197
112	NewMarket Corp.	95,218
1,673	Olin Corp.	30,967
779	Repligen Corp. (a)(b)	109,847
6,622	Roivant Sciences Ltd. ADR (Ireland) (a)	224,552
1,874	RPM International, Inc.	200,649
658	Scotts Miracle-Gro Co.	43,217
623	United Therapeutics Corp. (a)	322,533
490	Westlake Chemical Corp.	34,545

		2,614,319

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
657	Abercrombie & Fitch Co. Class A (a)(b)	65,398
2,957	Bath & Body Works, Inc.	59,495
3,272	Gap, Inc.	65,734

		190,627

Computer and Electronic Product Manufacturing - 5.5%
559	Advanced Energy Industries, Inc.	161,842
1,675	Amkor Technology, Inc.	83,532
265	Bio-Rad Laboratories, Inc. Class A (a)(b)	86,252
1,632	Bruker Corp. (b)	102,555
749	Cirrus Logic, Inc. (a)	96,883
2,444	Cognex Corp.	159,447
886	Dolby Laboratories, Inc.	52,106
526	Fabrinet ADR (Thailand) (a)	229,026
2,222	Illumina, Inc. (a)	455,732
379	InterDigital, Inc. (b)	115,529
2,012	Lattice Semiconductor Corp. (a)	250,031
807	LivaNova PLC ADR (United Kingdom) (a)	64,673
963	MACOM Technology Solutions Holdings, Inc. (a)	242,137
992	MKS, Inc.	295,070
417	Moog, Inc. Class A	162,567
1,589	Rambus, Inc. (a)	144,647
787	Sanmina Corp. (a)	146,036
1,368	Semtech Corp. (a)	161,178
2,136	Sensata Technologies Holdings PLC ADR (United Kingdom)	98,875
326	SiTime Corp. (a)	174,475
1,525	TTM Technologies, Inc. (a)	176,046
638	Universal Display Corp.	51,142
3,435	Viavi Solutions, Inc. (a)	126,923
344	Vicor Corp. (a)	71,335
2,068	Vontier Corp.	66,445

		3,774,484

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.6%
1,823	Allegro MicroSystems, Inc. (a)(b)	75,654
4,633	Everpure, Inc. (a)	357,529
2,244	ExlService Holdings, Inc. (a)	76,139
3,311	Kyndryl Holdings, Inc. (a)	44,864
523	Novanta, Inc. ADR (Canada) (a)	74,554
730	Onto Innovation, Inc. (a)	188,763
7,075	Pinterest, Inc. (a)	169,871
509	WEX, Inc. (a)(b)	95,163

		1,082,537

Construction of Buildings - 0.8%
10,027	Avantor, Inc. (a)(b)	138,172
441	Dycom Industries, Inc. (a)	176,872

920	KB Home	50,572
1,391	Toll Brothers, Inc.	202,933

		568,549

Credit Intermediation and Related Activities - 4.5%
4,096	Ally Financial, Inc.	177,480
2,399	Associated Banc-Corp.	74,081
1,507	Bank OZK	77,309
4,252	Columbia Banking System, Inc.	132,960
1,991	Commerce Bancshares, Inc.	118,007
2,012	East West Bancorp, Inc.	263,572
520	Euronet Worldwide, Inc. (a)	37,092
5,228	F.N.B. Corp.	98,809
1,915	First Financial Bankshares, Inc.	67,293
6,970	First Horizon National Corp.	178,711
4,407	Flagstar Bank NA (b)	62,668
1,192	Hancock Whitney Corp.	91,784
795	International Bancshares Corp.	60,849
5,050	Old National Bancorp (b)	134,532
2,209	Pinnacle Financial Partners, Inc.	232,453
1,730	Prosperity Bancshares, Inc.	129,525
1,434	SouthState Bank Corp.	150,699
641	Texas Capital Bancshares, Inc.	63,363
1,048	UMB Financial Corp.	152,725
2,019	United Bankshares, Inc. (b)	97,821
6,998	Valley National Bancorp	100,001
2,379	Webster Financial Corp.	183,706
1,503	Western Alliance Bancorp	120,976
990	Wintrust Financial Corp.	157,945
2,160	Zions Bancorp	150,552

		3,114,913

Educational Services - 0.3%
591	Duolingo, Inc. (a)	79,673
49	Graham Holdings Co. Class B	58,973
385	Grand Canyon Education, Inc. (a)	55,956

		194,602

Electrical Equipment, Appliance, and Component Manufacturing - 1.2%
442	Acuity Brands, Inc.	145,148
374	IPG Photonics Corp. (a)(b)	31,813
372	Littelfuse, Inc.	164,472
977	Regal Rexnord Corp.	200,510
1,039	SharkNinja, Inc. ADR (a)	168,079
567	Synaptics, Inc. (a)(b)	60,850
952	Whirlpool Corp. (b)	35,700

		806,572

Fabricated Metal Product Manufacturing - 2.9%
3,143	Axalta Coating Systems Ltd. ADR (a)	112,551
1,345	BWX Technologies, Inc.	226,901
1,623	Crown Holdings, Inc.	191,271
543	Curtiss-Wright Corp.	393,132
3,247	Mueller Industries, Inc.	215,633
463	RBC Bearings, Inc. (a)	255,257
1,288	Silgan Holdings, Inc.	51,494
735	SPX Technologies, Inc. (a)	161,421
929	Timken Co.	127,784
286	Valmont Industries, Inc.	137,766
403	Watts Water Technologies, Inc.	139,353

		2,012,563

Food and Beverage Retailers - 1.4%
5,229	Albertsons Companies, Inc. Class A (b)	60,552
2,328	Celsius Holdings, Inc. (a)(b)	68,001
1,874	Dutch Bros, Inc. (a)(b)	123,365
2,307	Performance Food Group Co. (a)	263,897
1,381	Sprouts Farmers Market, Inc. (a)	120,368
3,234	US Foods Holding Corp. (a)	325,308

		961,491

Food Manufacturing - 0.3%
926	Ingredion, Inc.	92,100
629	Pilgrim’s Pride Corp.	17,210
586	Post Holdings, Inc. (a)(b)	53,566
298	The Marzetti Company	31,847

		194,723

Food Services and Drinking Places - 0.8%
1,471	Cava Group, Inc. (a)	95,953
869	Manhattan Associates, Inc. (a)	166,292
965	Texas Roadhouse, Inc.	198,250
400	Wingstop, Inc.	51,796

		512,291

Forestry and Logging - 0.1%
4,063	Rayonier, Inc. (b)	88,492

Funds, Trusts, and Other Financial Vehicles - 1.6%
1,761	Agree Realty Corp. (b)	137,006
10,761	Annaly Capital Management, Inc.	244,490
3,806	Carlyle Group, Inc. (b)	175,152
788	EastGroup Properties, Inc.	164,700
1,947	First Industrial Realty Trust, Inc.	128,190
5,088	Healthcare Realty Trust, Inc.	106,899
1,342	SEI Investments Co.	138,199

		1,094,636

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.4%
1,588	Floor & Decor Holdings, Inc. Class A (a)(b)	91,421
6,058	GameStop Corp. Class A (a)(b)	131,580
227	RH (a)	37,573

		260,574

General Merchandise Retailers - 1.4%
1,875	BJ’s Wholesale Club Holdings, Inc. (a)	183,337
923	Burlington Stores, Inc. (a)	340,107
867	e.l.f. Beauty, Inc. (a)(b)	71,865
566	FirstCash Holdings, Inc.	115,470
813	Five Below, Inc. (a)	176,527
3,873	Macy’s, Inc.	96,128

		983,434

Health and Personal Care Retailers - 0.7%
1,965	Doximity, Inc. Class A (a)	41,088
2,390	Envista Holdings Corp. (a)	65,271
2,306	Option Care Health, Inc. (a)	53,107
578	Penumbra, Inc. (a)(b)	185,648
1,162	Planet Fitness, Inc. Class A (a)	64,967
3,895	Sotera Health Co. (a)	69,565

		479,646

Heavy and Civil Engineering Construction - 0.7%
2,763	Core & Main, Inc. Class A (a)	121,489
1,862	KBR, Inc.	68,168
450	Sterling Infrastructure, Inc. (a)	268,546

		458,203

Hospitals - 0.7%
1,456	Encompass Health Corp.	161,718

1,265	Tenet Healthcare Corp. (a)	322,297

		484,015

Insurance Carriers and Related Activities - 3.5%
1,013	American Financial Group, Inc.	143,562
840	Brighthouse Financial, Inc. (a)	52,004
1,371	CNO Financial Group, Inc.	75,528
3,555	Corebridge Financial, Inc.	110,880
4,135	Equitable Holdings, Inc.	197,033
1,354	Essent Group Ltd. ADR	89,310
1,497	First American Financial Corp.	112,260
514	Hanover Insurance Group, Inc.	119,572
322	Kinsale Capital Group, Inc.	114,767
3,106	MGIC Investment Corp.	93,304
3,290	Old Republic International Corp.	142,161
458	Primerica, Inc.	146,542
962	Reinsurance Group of America, Inc.	227,850
626	RenaissanceRe Holdings Ltd. ADR	200,308
1,350	RLI Corp. (b)	82,674
1,673	Ryan Specialty Holdings, Inc. (b)	73,880
879	Selective Insurance Group, Inc.	83,320
2,159	Unum Group	185,912
1,331	Voya Financial, Inc.	132,341

		2,383,208

Leather and Allied Product Manufacturing - 0.1%
730	Crocs, Inc. (a)	93,447

Machinery Manufacturing - 3.8%
999	AAON, Inc. (b)	88,971
883	AGCO Corp. (b)	90,207
572	Belden, Inc.	70,957
954	Brunswick Corp.	75,366
721	Crane Company	153,905
726	Crane NXT Co. (b)	37,716
1,701	Donaldson Co., Inc.	160,302
541	EnerSys	100,653
841	Esab Corp. (b)	72,772
1,877	Flowserve Corp.	142,633
2,438	Graco, Inc.	193,528
1,313	ITT, Inc.	257,322
805	Lincoln Electric Holdings, Inc.	210,355
611	Middleby Corp. (a)	81,617
5,270	NOV, Inc.	102,396
915	Oshkosh Corp.	130,305
5,855	TechnipFMC PLC ADR (United Kingdom)	419,569
1,677	Terex Corp.	105,383
1,424	Toro Co. (a)	130,823

		2,624,780

Management of Companies and Enterprises - 0.7%
12,929	CNH Industrial NV ADR (United Kingdom) (b)	132,522
922	Cullen/Frost Bankers, Inc. (b)	153,365
1,892	Glacier Bancorp, Inc.	93,257
2,751	Home Bancshares, Inc.	85,474

		464,618

Merchant Wholesalers, Durable Goods - 2.9%
1,218	Allison Transmission Holdings, Inc.	139,510
543	Applied Industrial Technologies, Inc.	187,449
751	Arrow Electronics, Inc. (a)	162,644
1,205	Avnet, Inc.	107,052
2,240	Entegris, Inc.	266,672
1,752	Fortune Brands Innovations, Inc. (b)	86,303
1,107	Hexcel Corp.	113,966
2,402	Jefferies Financial Group, Inc.	131,149
672	MSC Industrial Direct Co., Inc.	82,925
1,098	TD SYNNEX Corp.	280,759
514	Watsco, Inc. (b)	158,980
715	WESCO International, Inc.	245,595

		1,963,004

Merchant Wholesalers, Nondurable Goods - 0.3%
2,250	HF Sinclair Corp.	205,808

Mining (except Oil and Gas) - 0.3%
15,192	Coeur Mining, Inc.	226,513

Miscellaneous Manufacturing - 0.7%
2,942	Dentsply Sirona, Inc. (b)	39,335
1,664	Globus Medical, Inc. Class A (a)(b)	131,107
682	Haemonetics Corp. (a)	58,338
4,268	Mattel, Inc. (a)	64,404
533	MSA Safety, Inc.	101,414
1,113	YETI Holdings, Inc. (a)(b)	54,470

		449,068

Motor Vehicle and Parts Dealers - 0.4%
369	AutoNation, Inc. (a)	78,375
247	Murphy USA, Inc.	150,117
271	Penske Automotive Group, Inc. (b)	58,891

		287,383

Nonmetallic Mineral Product Manufacturing - 0.4%
461	Eagle Materials, Inc. (b)	94,477
1,182	Owens Corning	164,180

		258,657

Nursing and Residential Care Facilities - 0.2%
851	The Ensign Group, Inc.	151,614

Oil and Gas Extraction - 1.4%
4,323	Antero Resources Corp. (a)	156,233
827	Chord Energy Corp.	116,094
2,078	CNX Resources Corp. (a)(b)	74,392
1,714	Matador Resources Co.	85,512
1,979	Murphy Oil Corp.	78,646
922	ONE Gas, Inc.	71,593
3,461	Range Resources Corp. (b)	138,925
2,852	Viper Energy, Inc.	127,228
1,056	Weatherford International PLC ADR (Ireland)	92,706

		941,329

Paper Manufacturing - 0.2%
4,345	Graphic Packaging Holding Company	46,622
1,452	Sonoco Products Co.	81,835

		128,457

Performing Arts, Spectator Sports, and Related Industries - 0.1%
973	Churchill Downs, Inc.	82,024

Personal and Laundry Services - 0.3%
2,027	Service Corporation International	174,707

Petroleum and Coal Products Manufacturing - 0.4%
593	Carlisle Cos., Inc.	213,433
1,234	PBF Energy, Inc. Class A	89,193

		302,626

Pipeline Transportation - 0.4%
1,498	DT Midstream, Inc.	206,724
1,463	TXNM Energy, Inc.	84,737

		291,461

Plastics and Rubber Products Manufacturing - 0.4%
1,052	Advanced Drainage Systems, Inc.	145,681
937	AptarGroup, Inc.	125,521

		271,202

Primary Metal Manufacturing - 2.1%
3,875	Alcoa Corp.	175,382
2,004	Allegheny Technologies, Inc. (a)	375,630
730	Carpenter Technology Corp.	379,352
1,629	Commercial Metals Co.	111,945
750	Reliance, Inc.	304,575
484	Silicon Laboratories, Inc. (a)	105,270

		1,452,154

Printing and Related Support Activities - 0.4%
11,559	Permian Resources Corp.	246,322

Professional, Scientific, and Technical Services - 3.7%
1,887	AECOM	136,600
5,662	API Group Corp. (a)	224,668
1,771	Booz Allen Hamilton Holding Corp.	123,474
325	CACI International, Inc. Class A (a)	161,769
1,994	Cytokinetics, Inc. (a)	153,797
1,195	DigitalOcean Holdings, Inc. (a)	140,412
3,691	Exelixis, Inc. (a)	195,734
712	Exponent, Inc.	47,597
2,051	Fluor Corp. (a)	102,899
434	FTI Consulting, Inc. (a)	69,171
2,315	Genpact Ltd. ADR	81,419
1,862	H&R Block, Inc.	81,984
771	Maximus, Inc.	46,453
3,895	Nutanix, Inc. (a)	229,844
785	Parsons Corp. (a)(b)	34,705
636	Paylocity Holding Corp. (a)	87,701
1,325	Pegasystems, Inc.	40,479
633	Science Applications International Corp. (b)	74,143
604	Simpson Manufacturing Co., Inc.	113,395
2,332	Solstice Advanced Materials, Inc.	140,316
3,812	Tetra Tech, Inc.	126,406
1,143	UL Solutions, Inc.	104,744

		2,517,710

Publishing Industries - 3.7%
353	Appfolio, Inc. Class A (a)	63,607
2,189	Bentley Systems, Inc. (b)	77,578
1,302	Bill.com Holdings, Inc. (a)(b)	58,759
606	CommVault Systems, Inc. (a)	71,387
2,853	DocuSign, Inc. (a)	156,430
2,200	Dropbox, Inc. (a)	71,632
4,327	Dynatrace, Inc. (a)	191,773
1,243	Guidewire Software, Inc. (a)	188,861
2,180	Nextpower, Inc. Class A (a)	195,917
2,462	Okta, Inc. (a)	349,432
518	Qualys, Inc. (a)	74,980
862	Shift4 Payments, Inc. (a)(b)	45,686
868	Spire, Inc.	69,318
2,365	The New York Times Co. Class A (b)	177,115
6,896	Toast, Inc. (a)(b)	222,534
2,229	Twilio, Inc. (a)	439,893
6,272	UiPath, Inc. (a)(b)	80,031

		2,534,933

Real Estate - 4.3%
2,831	American Healthcare REIT, Inc. (b)	157,404
4,652	American Homes 4 Rent Class A	155,470
4,506	Brixmor Property Group, Inc.	141,984
3,469	CareTrust REIT, Inc. (b)	145,490
1,658	Corporate Office Properties Trust (b)	62,938
2,416	Cousins Properties, Inc.	76,225
1,123	EPR Properties	69,704
2,848	Equity Lifestyle Properties, Inc.	185,319
4,159	Gaming & Leisure Properties, Inc.	186,282
3,455	Independence Realty Trust, Inc.	57,457
681	Jones Lang LaSalle, Inc. (a)	241,775
1,571	Kilroy Realty Corp.	60,986
2,982	Kite Realty Group Trust (b)	85,345
1,279	Lamar Advertising Co. Class A	204,589
2,794	National Retail Properties, Inc. (b)	132,771
4,373	Omega Healthcare Investors, Inc.	221,405
3,289	Rexford Industrial Realty, Inc.	124,225
3,704	Sabra Health Care REIT, Inc. (b)	78,414
2,808	STAG Industrial, Inc.	107,434
5,118	Starwood Property Trust, Inc. (b)	81,786
2,321	Vornado Realty Trust	91,424
3,271	WP Carey, Inc. (b)	240,745

		2,909,172

Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.2%
1,240	HealthEquity, Inc. (a)	124,756

Rental and Leasing Services - 0.4%
249	Avis Budget Group, Inc. (a)(b)	34,222
521	GATX Corp.	93,191
568	Ryder System, Inc.	145,647

		273,060

Repair and Maintenance - 0.2%
2,782	StandardAero, Inc. (a)(b)	81,540
1,873	Valvoline, Inc. (a)	71,942

		153,482

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
388	Affiliated Managers Group, Inc.	142,291
3,861	Aramark Corp.	219,961
195	Chemed Corporation	103,789
568	Evercore, Inc. Class A	182,078
1,063	Federated Hermes, Inc. Class B (b)	63,737
3,715	Fidelity National Financial, inc.	191,657
600	Hamilton Lane, Inc. Class A	53,346
797	Houlihan Lokey, Inc.	100,016
324	Morningstar, Inc.	62,393
2,375	nVent Electric PLC ADR (Ireland)	365,346
2,770	SLM Corp. (b)	72,006
2,253	Stifel Financial Corp.	186,796

		1,743,416

Specialty Trade Contractors - 0.1%
129	IES Holdings, Inc. (a)(b)	96,046

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.5%
3,527	Chewy, Inc. Class A (a)	79,710
968	Dick’s Sporting Goods, Inc.	189,641
891	Ollie’s Bargain Outlet Holdings, Inc. (a)	65,462

		334,813

Support Activities for Mining - 1.4%
8,377	Cleveland-Cliffs, Inc. (a)	96,503
9,850	Hecla Mining Co.	139,082

1,987	MP Materials Corp. (a)(b)	82,202
4,045	Ovintiv, Inc.	252,651
1,196	Royal Gold, Inc.	237,227
946	Southwest Gas Holdings, Inc.	84,572
945	Valaris Ltd. ADR (a)	74,835

		967,072

Support Activities for Transportation - 0.7%
1,690	GXO Logistics, Inc. (a)	84,771
605	The Brink’s Co. (b)	71,662
1,724	XPO, Inc. (a)	346,472

		502,905

Textile Product Mills - 0.3%
3,089	Somnigroup International, Inc.	201,804

Transportation Equipment Manufacturing - 1.7%
474	AeroVironment, Inc. (a)(b)	70,801
1,012	Autoliv, Inc. (b)	124,648
3,012	BorgWarner, Inc.	191,985
3,127	Gentex Corp.	73,047
1,546	Harley-Davidson, Inc. (b)	37,939
2,754	Kratos Defense & Security Solutions, Inc. (a)	128,336
736	Lear Corp.	96,151
794	Polaris Industries, Inc.	53,262
772	Thor Industries, Inc. (b)	57,877
392	Visteon Corp.	40,980
875	Woodward, Inc.	315,656

		1,190,682

Truck Transportation - 0.8%
2,386	Knight-Swift Transportation Holdings, Inc. Class A	165,898
335	Lithia Motors, Inc. Class A	129,116
2,416	Maplebear, Inc. (a)	107,754
391	Saia, Inc. (a)	135,923

		538,691

Utilities - 2.0%
4,882	Antero Midstream Corporation	107,257
1,118	Black Hills Corp.	79,613
4,165	Essential Utilities, Inc.	165,975
813	IDACORP, Inc.	116,186
1,396	National Fuel Gas Co. (b)	114,905
1,482	New Jersey Resources Corp.	85,793
903	NorthWestern Corp.	62,072
3,031	OGE Energy Corp.	143,518
902	Ormat Technologies, Inc. (b)	88,017
1,700	Portland General Electric Co.	83,861
666	Talen Energy Corp. (a)	222,511
3,149	UGI Corp.	113,742

		1,383,450

Warehousing and Storage - 0.3%
3,325	CubeSmart	137,855
498	Landstar System, Inc.	87,035

		224,890

Waste Management and Remediation Services - 0.5%
729	Clean Harbors, Inc. (a)	228,089
2,334	Darling Ingredients, Inc. (a)	141,534

		369,623

Water Transportation - 0.2%
785	Kirby Corp. (a)	102,945

Wood Product Manufacturing - 0.3%
364	Greif, Inc. Class A	31,504
933	Louisiana-Pacific Corp.	67,577
1,526	Trex Company, Inc. (a)	66,167
829	UFP Industries, Inc.	71,908

		237,156

	TOTAL COMMON STOCKS (Cost $41,564,967)	$52,267,408

SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%

4,102,453	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$4,102,453

12,610,855	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	12,610,855

	TOTAL SHORT TERM INVESTMENTS (Cost $16,713,308)	$16,713,308

	TOTAL INVESTMENTS (Cost $58,278,275) - 100.6% (e)	$68,980,716

	Liabilities in Excess of Other Assets - (0.6)%	(344,379)

	TOTAL NET ASSETS - 100.0%	$68,636,337

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,164,447.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P MidCap 400® Index	SOFR + 0.5000%	Bank of America Merrill Lynch	12/11/2026	12,877	$44,756,486	$3,000,788

Total return of S&P MidCap 400® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	9,667	32,360,657	3,391,759

Total return of S&P MidCap 400® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	14,631	48,486,814	5,647,041

Total return of S&P MidCap 400® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	3,702	12,867,737	880,118

					$138,471,694	$12,919,706

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI Emerging Markets Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.2%
Money Market Funds - 110.2%

9,731,109	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$9,731,109

11,416,444	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	11,416,444

	TOTAL SHORT TERM INVESTMENTS (Cost $21,147,553) (b)	$21,147,553

	TOTAL INVESTMENTS (Cost $21,147,553) - 110.2%	$21,147,553

	Liabilities in Excess of Other Assets - (10.2)%	(1,950,649)

	TOTAL NET ASSETS - 100.0%	$19,196,904

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,228,540.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.2700%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2026	500,000	$29,636,239	$(2,320,778)

SOFR + 0.2300%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2026	276,835	18,747,307	1,057,289

SOFR + 0.5300%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/22/2026	121,616	8,129,913	367,765

					$56,513,459	$(895,724)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI Emerging Markets Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 8.9%

208,078	iShares MSCI Emerging Markets ETF (a)	$13,335,719

	TOTAL INVESTMENT COMPANIES (Cost $13,590,198)	$13,335,719

SHORT TERM INVESTMENTS - 94.3%
Money Market Funds - 94.3%

66,018,763	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$66,018,763

19,080,010	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	19,080,010

56,715,919	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	56,715,919

	TOTAL SHORT TERM INVESTMENTS (Cost $141,814,692)	$141,814,692

	TOTAL INVESTMENTS (Cost $155,404,890) - 103.2% (c)	$155,150,411

	Liabilities in Excess of Other Assets - (3.2)%	(4,804,369)

	TOTAL NET ASSETS - 100.0%	$150,346,042

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $97,106,247.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.9500%	BNP Paribas	12/4/2026	700,000	$42,704,539	$1,556,948

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.5000%	Bank of America Merrill Lynch	12/11/2026	1,700,000	115,345,299	(6,921,792)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.4900%	J.P. Morgan	12/16/2026	1,144,135	62,585,786	10,260,661

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8500%	UBS Securities LLC	12/17/2026	983,252	62,911,419	(248,551)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	801,191	49,153,211	2,167,425

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8000%	Barclays	12/22/2026	1,500,000	81,015,000	13,438,159

					$413,715,254	$20,252,850

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI Mexico Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 44.8%

115,721	iShares MSCI Mexico ETF (a)(b)	$8,888,530

	TOTAL INVESTMENT COMPANIES (Cost $8,328,059)	$8,888,530

SHORT TERM INVESTMENTS - 75.4%
Money Market Funds - 75.4%

9,218,301	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$9,218,301

2,041,717	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	2,041,717

610,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	610,000

3,076,110	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	3,076,110

	TOTAL SHORT TERM INVESTMENTS (Cost $14,946,128)	$14,946,128

	TOTAL INVESTMENTS (Cost $23,274,187) - 120.2% (e)	$23,834,658

	Liabilities in Excess of Other Assets - (20.2)%	(4,007,742)

	TOTAL NET ASSETS - 100.0%	$19,826,916

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,956,937.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	143,446	$10,047,720	$1,015,193

Total return of iShares MSCI Mexico ETF	SOFR + (0.7000)%	J.P. Morgan	12/16/2026	100,000	7,048,000	748,176

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	178,655	12,050,280	1,545,932

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	188,875	13,990,366	509,459

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Barclays	12/22/2026	47,652	3,457,754	173,047

					$46,594,120	$3,991,807

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily MSCI South Korea Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 57.5%

4,602,141	iShares MSCI South Korea ETF (a)	$722,996,351

	TOTAL INVESTMENT COMPANIES (Cost $711,992,803)	$722,996,351

SHORT TERM INVESTMENTS - 65.6%
Money Market Funds - 65.6%

522,997,902	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$522,997,902

15,080,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (b)	15,080,000

285,580,883	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	285,580,883

	TOTAL SHORT TERM INVESTMENTS (Cost $823,658,785)	$823,658,785

	TOTAL INVESTMENTS (Cost $1,535,651,588) - 123.1% (c)	$1,546,655,136

	Liabilities in Excess of Other Assets - (23.1)%	(290,171,140)

	TOTAL NET ASSETS - 100.0%	$1,256,483,996

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,248,442,163.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI South Korea ETF	SOFR + 4.5000%	BNP Paribas	12/4/2026	2,397,656	$507,005,506	$(135,597,908)

Total return of iShares MSCI South Korea ETF	SOFR + 12.5000%	Bank of America Merrill Lynch	12/11/2026	3,732,684	621,537,813	(38,904,458)

Total return of iShares MSCI South Korea ETF	SOFR + 9.0000%	Nomura	12/11/2026	1,600,000	305,841,869	(58,089,342)

Total return of iShares MSCI South Korea ETF	SOFR + 6.0000%	J.P. Morgan	12/16/2026	2,434,798	257,809,005	119,842,311

Total return of iShares MSCI South Korea ETF	SOFR + 6.0000%	UBS Securities LLC	12/17/2026	2,236,176	327,024,191	20,306,952

Total return of iShares MSCI South Korea ETF	SOFR + 14.5000%	Citibank N.A.	12/22/2026	3,708,464	620,802,949	(41,652,119)

Total return of iShares MSCI South Korea ETF	SOFR + 12.0000%	Barclays	12/22/2026	3,280,878	542,977,727	(28,798,612)

					$3,182,999,060	$(162,893,176)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 75.0%
Administrative and Support Services - 1.2%

4,308	Royalty Pharma PLC ADR (United Kingdom)	$251,717

Ambulatory Health Care Services - 2.8%

953	Axsome Therapeutics, Inc. (a)	207,745

29,016	Fulcrum Therapeutics, Inc. (a)	103,877

14,896	Viatris, Inc.	261,574

		573,196

Chemical Manufacturing - 49.0%

26,010	Aclaris Therapeutics, Inc. (a)	135,252

15,331	Amneal Pharmaceuticals, Inc. (a)	280,864

9,545	Amphastar Pharmaceuticals, Inc. (a)	190,327

17,451	Amylxy Pharmaceuticals, Inc. (a)	354,430

2,870	ANI Pharmaceuticals, Inc. (a)	227,419

28,299	Aquestive Therapeutics, Inc. (a)(b)	104,565

4,226	Bristol-Myers Squibb Co.	276,000

6,750	Collegium Pharmaceutical, Inc. (a)(b)	238,882

3,007	Corcept Therapeutics, Inc. (a)	344,271

19,753	CorMedix, Inc. (a)(b)	148,740

6,844	Crinetics Pharmaceuticals, Inc. (a)	571,611

7,137	Edgewise Therapeutics, Inc. (a)	274,275

10,270	Elanco Animal Health, Inc. (a)	270,820

206	Eli Lilly & Co.	236,661

6,348	Enliven Therapeutics, Inc. (a)	347,934

5,548	Eton Pharmaceuticals, Inc. (a)	257,538

11,690	Evolus, Inc. (a)	68,270

6,619	Harmony Biosciences Holdings, Inc. (a)	233,254

6,167	Indivior Pharmaceuticals, Inc. (a)	246,742

10,214	Innoviva, Inc. (a)	214,188

1,023	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	258,676

3,779	LB Pharmaceuticals, Inc. (a)	151,462

40,310	Lexicon Pharmaceuticals, Inc. (a)	93,116

947	Ligand Pharmaceuticals, Inc. (a)(b)	272,300

1,972	Merck & Co., Inc.	256,754

4,138	Nektar Therapeutics (a)	292,432

26,875	Ocular Therapeutix, Inc. (a)(b)	219,569

17,557	Organon & Co.	237,897

10,029	Pacira BioSciences, Inc. (a)	264,866

21,029	Perrigo Co. PLC ADR (Ireland)	212,603

9,176	Pfizer, Inc.	229,492

15,083	Phathom Pharmaceuticals, Inc. (a)	131,976

6,294	Phibro Animal Health Corp.	228,661

4,781	Prestige Consumer Healthcare, Inc. (a)(b)	240,102

5,313	Rapport Therapeutics, Inc. (a)	217,727

23,536	Relmada Therapeutics, Inc. (a)(b)	124,976

5,209	Supernus Pharmaceuticals, Inc. (a)	232,478

3,832	Tarsus Pharmaceuticals, Inc. (a)	226,241

8,663	Theravance Biopharma, Inc. ADR (a)(b)	146,058

2,526	VeraDermics, Inc. (a)(b)	265,230

41,500	Wave Life Sciences Ltd. ADR (Singapore) (a)	228,665

27,065	Xeris Biopharma Holdings, Inc. (a)	218,685

13,272	Zevra Therapeutics, Inc. (a)	126,217

2,889	Zoetis, Inc.	223,291

		10,121,517

Management of Companies and Enterprises - 2.2%

62,140	AtaiBeckley, Inc. (a)(b)	446,165

Miscellaneous Manufacturing - 2.3%

19,051	EyePoint, Inc. (a)	233,375

985	Johnson & Johnson	252,505

		485,880

Professional, Scientific, and Technical Services - 13.8%

6,833	Alto Neuroscience, Inc. (a)(b)	184,969

11,709	Alumis, Inc. (a)	330,779

23,099	Arvinas, Inc. (a)	185,485

9,418	BioAge Labs, Inc. (a)	85,139

6,543	Harrow, Inc. (a)(b)	253,672

3,600	Liquidia Corp. (a)	302,796

9,551	Maze Therapeutics, Inc. (a)	257,113

7,580	MBX Biosciences, Inc. (a)	499,749

23,028	Omeros Corp. (a)(b)	272,651

4,553	Septerna, Inc. (a)	156,851

17,529	Trevi Therapeutics, Inc. (a)	319,904

		2,849,108

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%

51,286	Nuvation Bio, Inc. (a)(b)	324,640

Support Activities for Mining - 2.1%

10,109	DefiniumTherapeutics, Inc. ADR (Canada) (a)	439,944

	TOTAL COMMON STOCKS (Cost $13,617,191)	$15,492,167

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%

1,680,337	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$1,680,337

420,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	420,000

4,616,827	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	4,616,827

	TOTAL SHORT TERM INVESTMENTS (Cost $6,717,164)	$6,717,164

	TOTAL INVESTMENTS (Cost $20,334,355) - 107.5% (e)	$22,209,331

	Liabilities in Excess of Other Assets - (7.5)%	(1,558,225)

	TOTAL NET ASSETS - 100.0%	$20,651,106

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,943,857.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	1,177	$7,453,291	$1,529,401

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	2,354	14,709,762	3,377,613

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	Barclays	12/22/2026	444	3,318,035	124,278

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 1.0000%	J.P. Morgan	8/9/2027	2,000	15,979,645	(470,800)

					$41,460,733	$4,560,492

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Real Estate Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 118.4%
Money Market Funds - 118.4%

10,115,562	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$10,115,562

20,217,771	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	20,217,771

	TOTAL SHORT TERM INVESTMENTS (Cost $30,333,333) (b)	$30,333,333

	TOTAL INVESTMENTS (Cost $30,333,333) - 118.4%	$30,333,333

	Liabilities in Excess of Other Assets - (18.4)%	(4,706,861)

	TOTAL NET ASSETS - 100.0%	$25,626,472

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,806,545.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.5500%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2026	52,468	$11,664,562	$61,879

SOFR + 0.5500%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/15/2026	279,980	56,905,971	(4,841,529)

SOFR + 0.1000%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2026	14,955	3,258,491	(43,941)

					$71,829,024	$(4,823,591)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Real Estate Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.3%
Accommodation - 1.2%
20,441	Host Hotels & Resorts, Inc.	$513,682

Administrative and Support Services - 2.6%
9,548	Iron Mountain, Inc.	1,167,912

Professional, Scientific, and Technical Services - 2.2%
6,780	Extra Space Storage, Inc.	1,003,711

Real Estate - 57.4%
5,034	Alexandria Real Estate Equities, Inc.	258,999
9,917	American Tower Corp.	1,719,211
4,458	AvalonBay Communities, Inc.	827,449
4,760	BXP, Inc.	333,771
3,226	Camden Property Trust	357,473
9,397	CBRE Group, Inc. Class A (a)	1,379,574
14,007	Crown Castle, Inc.	1,068,734
8,230	Digital Realty Trust, Inc.	1,551,520
10,942	Equity Residential	727,096
2,062	Essex Property Trust, Inc.	585,897
2,523	Federal Realty Investment Trust	313,079
22,125	Healthpeak Properties, Inc.	482,989
17,539	Invitation Homes, Inc.	521,259
21,643	Kimco Realty Corp.	551,464
3,735	Mid-America Apartment Communities, Inc.	494,290
19,845	Prologis, Inc.	2,869,785
4,631	Public Storage	1,501,231
22,751	Realty Income Corp.	1,453,106
5,288	Regency Centers Corp.	424,574
6,903	Simon Property Group, Inc.	1,583,341
9,489	UDR, Inc.	362,100
15,603	Ventas, Inc.	1,459,037
35,073	VICI Properties, Inc.	924,174
15,026	Welltower, Inc.	3,522,695
23,141	Weyerhaeuser Co.	579,219

		25,852,067

Telecommunications - 6.1%
2,100	Equinix, Inc.	2,140,488
3,404	SBA Communications Corp.	616,056

		2,756,544

Web Search Portals, Libraries, Archives, and Other Information Services - 0.8%
13,105	CoStar Group, Inc. (a)	376,900

	TOTAL COMMON STOCKS (Cost $31,064,285)	$31,670,816

SHORT TERM INVESTMENTS - 31.3%
Money Market Funds - 31.3%

10,162,067	Dreyfus Government Cash Management Institutional Shares, 3.56% (b)	$10,162,067

3,954,085	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (b)	3,954,085

	TOTAL SHORT TERM INVESTMENTS (Cost $14,116,152)	$14,116,152

	TOTAL INVESTMENTS (Cost $45,180,437) - 101.6% (c)	$45,786,968

	Liabilities in Excess of Other Assets - (1.6)%	(755,105)

	TOTAL NET ASSETS - 100.0%	$45,031,863

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,248,997.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Real Estate Select Sector Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	117,932	$26,356,623	$(304,852)

Total return of Real Estate Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/15/2026	163,164	32,624,642	3,302,724

Total return of Real Estate Select Sector Index	SOFR + 0.4300%	UBS Securities LLC	12/17/2026	186,339	37,436,220	3,668,361

					$96,417,485	$6,666,233

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Regional Banks Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.6%
Credit Intermediation and Related Activities - 59.5%
12,194	1st Source Corp. (b)	$1,094,290
11,891	Amalgamated Financial Corp.	587,178
22,898	Amerant Bancorp, Inc. (b)	677,781
41,748	Ameris Bancorp (b)	3,640,843
7,710	Arrow Financial Corp.	307,166
126,263	Associated Banc-Corp.	3,899,001
92,372	Atlantic Union Bankshares Corp.	3,919,344
34,545	Axos Financial, Inc. (a)	3,503,208
12,187	BancFirst Corp.	1,374,937
8,629	Bank First Corp. (b)	1,317,993
37,348	Bank of Hawaii Corp.	2,984,105
70,801	Bank OZK	3,632,091
70,864	BankUnited, Inc.	3,305,806
23,896	Banner Corp.	1,682,517
71,570	Beacon Financial Corp.	2,255,171
27,461	BOK Financial Corp.	3,879,965
10,869	Burke & Herbert Financial Services Corp.	796,154
15,955	Business First Bancshares, Inc. (b)	507,688
15,884	California BanCorp	338,329
8,810	Camden National Corp.	510,011
79,583	Capitol Federal Financial, Inc.	703,514
22,829	Carter Bankshares, Inc.	789,427
34,603	Cathay General Bancorp	2,186,564
50,276	Central BanCo, Inc.	1,649,053
6,476	ChoiceOne Financial Services, Inc.	220,378
55,630	Citizens Financial Group, Inc.	3,985,889
10,133	City Holding Co.	1,470,400
6,888	Civista Bancshares, Inc.	200,165
11,882	CNB Financial Corp. (b)	417,058
15,293	Coastal Financial Corp. (a)	626,860
119,184	Columbia Banking System, Inc. (b)	3,726,884
66,232	Commerce Bancshares, Inc.	3,925,571
21,444	Community Bank System, Inc.	1,389,786
7,857	Community Trust Bancorp, Inc. (b)	616,382
17,448	Community West Bancshares (b)	436,723
27,240	ConnectOne Bancorp, Inc.	897,286
32,722	Customers Bancorp, Inc. (a)	2,574,567
139,852	CVB Financial Corp. (b)	3,128,489
23,550	Dime Commercial Bancshares, Inc.	959,898
24,357	Eagle Bancorp, Inc.	675,907
28,210	East West Bancorp, Inc.	3,695,510
166,102	Eastern Bankshares, Inc. (b)	3,813,702
23,095	Enterprise Financial Services Corp.	1,531,429
199,539	F.N.B. Corp.	3,771,287
32,368	Farmers National Banc Corp.	513,356
28,527	FB Financial Corp.	1,722,460
9,391	Financial Institutions, Inc.	389,351
18,952	First Bancorp (b)	1,191,512
114,004	First BanCorp ADR	3,298,136
52,251	First Busey Corp.	1,612,466
67,571	First Commonwealth Financial Corp.	1,454,804
68,119	First Financial Bancorp	2,304,466
68,153	First Financial Bankshares, Inc.	2,394,896
6,624	First Financial Corp.	533,563
129,013	First Hawaiian, Inc.	3,585,271
146,186	First Horizon National Corp.	3,748,209
34,466	First Merchants Corp.	1,486,863
249,564	Flagstar Bank NA (b)	3,548,800
159,052	Fulton Financial Corp.	3,869,735
7,499	Great Southern Bancorp, Inc. (b)	602,245
51,013	Hancock Whitney Corp.	3,928,001
21,055	Hanmi Financial Corp. Class A	671,233
23,472	Heritage Financial Corp. (b)	697,823
30,711	Hilltop Holdings, Inc.	1,211,242
9,662	Home Bancorp, Inc.	689,287
77,414	Hope Bancorp, Inc.	1,084,570
28,843	Horizon Bancorp, Inc.	589,839
214,588	Huntington Bancshares, Inc.	3,656,580
30,185	Independent Bank Corp. (Massachusetts)	2,530,409
15,216	Independent Bank Corp. (Michigan)	581,251
29,176	International Bancshares Corp.	2,233,131
27,297	Kearny Financial Corp.	261,778
14,967	Lakeland Financial Corp.	937,683
21,317	Live Oak Bancshares, Inc.	912,368
16,136	M&T Bank Corp.	3,974,135
41,485	Mechanics Bancorp	696,533
10,205	Mercantile Bank Corp.	613,116
21,479	Meta Financial Group, Inc.	1,895,307
13,908	Mid Penn Bancorp, Inc. (b)	533,233
10,377	Midland States Bancorp, Inc.	349,394
23,299	NBT Bancorp, Inc. (b)	1,226,692
16,033	Nicolet Bankshares, Inc.	2,740,360
9,781	Northeast Bank	1,214,507
64,661	OceanFirst Financial Corp.	1,248,604
23,568	OFG Bancorp ADR	1,245,804
148,283	Old National Bancorp	3,950,259
34,438	Old Second Bancorp, Inc.	870,937
15,701	Origin Bancorp, Inc.	859,316
11,491	Orrstown Financial Services, Inc.	491,010
7,713	Park National Corp. (b)	1,605,461
9,563	Peapack-Gladstone Financial Corp.	439,707
19,468	Peoples Bancorp, Inc.	811,037
38,811	Pinnacle Financial Partners, Inc.	4,084,082
23,142	Popular, Inc. ADR	4,054,710
9,845	Preferred Bank	1,028,212
50,814	Prosperity Bancshares, Inc.	3,804,444
89,236	Provident Financial Services, Inc.	2,202,344
6,324	Red River Bancshares, Inc.	635,878
126,439	Regions Financial Corp.	3,913,287
60,492	Renasant Corp. (b)	2,635,636
6,294	Republic Bancorp, Inc. (b)	626,505
21,764	S&T Bancorp, Inc. (b)	1,134,993

70,562	Seacoast Banking Corp. of Florida (b)	2,451,324
18,806	Shore Bancshares, Inc.	460,747
101,598	Simmons First National Corp.	2,396,697
10,024	South Plains Financial, Inc.	449,476
10,580	Southern First Bancshares, Inc. (a)	660,192
7,066	Southern Missouri Bancorp, Inc.	546,979
8,650	Southside Bancshares, Inc.	281,211
37,382	SouthState Bank Corp.	3,928,474
36,069	Texas Capital Bancshares, Inc.	3,565,421
68,959	TFS Financial Corp. (b)	1,269,535
44,351	The Bancorp, Inc. (a)	2,974,622
2,958	The Hingham Institution for Savings (b)	843,562
7,399	Third Coast Bancshares, Inc. (a)	324,372
5,129	Tompkins Financial Corp.	512,079
48,827	Towne Bank	1,851,032
12,053	TriCo Bancshares	693,530
21,458	Triumph Financial, Inc. (a)	1,629,306
72,622	Truist Financial Corp.	3,764,724
9,234	TrustCo Bank Corp.	526,153
34,962	Trustmark Corp.	1,658,947
27,387	UMB Financial Corp.	3,991,108
80,518	United Bankshares, Inc. (b)	3,901,097
74,157	United Community Banks, Inc.	2,628,124
14,999	Univest Financial Corp.	663,556
255,202	Valley National Bancorp	3,646,837
54,703	WaFd, Inc.	2,011,429
16,659	Washington Trust Bancorp, Inc.	649,368
50,307	Webster Financial Corp.	3,884,707
56,570	WesBanco, Inc.	2,340,867
17,119	Westamerica Bancorp	1,029,708
44,299	Western Alliance Bancorp	3,565,627
23,371	Wintrust Financial Corp.	3,728,609
34,919	WSFS Financial Corp.	2,800,504
54,901	Zions Bancorp	3,826,600

		254,189,662

Management of Companies and Enterprises - 7.9%
183,901	Banc of California, Inc.	3,521,704
9,459	Bar Harbor Bankshares	375,617
15,456	Byline Bancorp, Inc. (b)	606,957
7,982	Capital City Bank Group, Inc.	414,026
12,183	Central Pacific Financial Corp.	480,010
56,787	Columbia Financial, Inc. (b)	613,868
25,007	Cullen/Frost Bankers, Inc.	4,159,664
9,367	Equity Bancshares, Inc.	474,720
9,780	Esquire Financial Holdings, Inc. (b)	1,263,772
99,770	First Interstate BancSystem, Inc. (b)	3,793,255
19,035	Firstsun Capital Bancorp (a)	736,274
75,458	Glacier Bancorp, Inc.	3,719,325
130,884	Home Bancshares, Inc.	4,066,566
6,118	HomeTrust Bancshares, Inc.	313,180
11,687	Metropolitan Bank Holding Corp.	1,080,814
34,716	National Bank Holdings Corp.	1,499,384
27,144	NB Bancorp, Inc.	624,583
11,578	Northrim BanCorp, Inc.	306,933
99,300	Northwest Bancshares, Inc.	1,562,982
24,851	ServisFirst Bancshares, Inc. (b)	2,224,165
5,828	SmartFinancial, Inc.	305,387
15,660	Stock Yards Bancorp, Inc.	1,332,666

		33,475,852

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
8,971	QCR Holdings, Inc.	923,564

	TOTAL COMMON STOCKS (Cost $266,880,074)	$288,589,078

SHORT TERM INVESTMENTS - 32.2%
Money Market Funds - 32.2%

58,202,058	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$58,202,058

39,199,303	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	39,199,303

3,813,864	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	3,813,864

36,249,355	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	36,249,355

	TOTAL SHORT TERM INVESTMENTS (Cost $137,464,580)	$137,464,580

	TOTAL INVESTMENTS (Cost $404,344,654) - 99.8% (e)	$426,053,658

	Other Assets in Excess of Liabilities - 0.2%	1,057,398

	TOTAL NET ASSETS - 100.0%	$427,111,056

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $320,571,309.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.9500%	Goldman Sachs	12/10/2026	43,521	$93,735,784	$9,801,064

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	44,413	93,952,262	11,401,824

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Societe Generale	12/14/2026	65,000	136,604,000	17,509,966

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	J.P. Morgan	12/16/2026	25,000	52,456,578	6,739,660

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	87,712	184,317,055	23,572,732

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	93,898	198,520,295	24,173,971

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Barclays	12/22/2026	55,000	109,618,896	21,295,065

					$869,204,870	$114,494,282

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Retail Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 72.5%
Administrative and Support Services - 1.2%
13,117	Revolve Group, Inc. (a)	$329,368

Building Material and Garden Equipment and Supplies Dealers - 1.0%
8,674	Tractor Supply Co.	266,899

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 14.6%
3,128	Abercrombie & Fitch Co. Class A (a)(b)	311,361
5,349	Academy Sports & Outdoors, Inc. (b)	253,810
15,228	American Eagle Outfitters, Inc.	261,617
14,730	Bath & Body Works, Inc.	296,368
1,616	Boot Barn Holdings, Inc. (a)	240,768
15,124	Caleres, Inc.	194,192
12,651	Gap, Inc.	254,159
1,151	Ross Stores, Inc.	288,982
3,107	Signet Jewelers Ltd. ADR (b)	288,640
51,044	Stitch Fix, Inc. (a)	205,197
6,021	The Buckle, Inc.	263,539
29,268	The RealReal, Inc. (a)(b)	353,850
1,594	TJX Companies, Inc.	250,800
3,674	Urban Outfitters, Inc. (a)(b)	272,537
3,597	Victoria’s Secret & Co. (a)	318,982

		4,054,802

Food and Beverage Retailers - 5.3%
17,471	Albertsons Companies, Inc. Class A (b)	202,314
28,888	Grocery Outlet Holding Corp. (a)(b)	265,481
2,852	Ingles Markets, Inc.	256,708
4,140	Kroger Co.	239,044
3,077	Sprouts Farmers Market, Inc. (a)	268,191
3,253	Weis Markets, Inc. (b)	250,644

		1,482,382

Food Services and Drinking Places - 0.9%
290	Casey’s General Stores, Inc.	252,590

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 2.0%
3,528	Best Buy Co., Inc.	304,325
11,906	GameStop Corp. Class A (a)(b)	258,599

		562,924

General Merchandise Retailers - 16.5%
1,122	Amazon.com, Inc. (a)	304,713
2,888	BJ’s Wholesale Club Holdings, Inc. (a)	282,389
814	Burlington Stores, Inc. (a)	299,943
272	Costco Wholesale Corp.	258,914
456	Dillard’s, Inc. Class A	268,283
2,428	Dollar General Corp.	308,477
2,421	Dollar Tree, Inc. (a)	307,975
2,511	eBay, Inc.	286,279
3,885	Etsy, Inc. (a)(b)	317,327
1,363	Five Below, Inc. (a)	295,948
16,819	Kohl’s Corp.	321,916
11,526	Macy’s, Inc.	286,075
1,527	PriceSmart, Inc. (b)	296,100
2,085	Target Corp.	301,262
2,213	Walmart, Inc.	246,086
686	Winmark Corp.	228,781

		4,610,468

Health and Personal Care Retailers - 3.2%
20,405	Sally Beauty Holdings, Inc. (a)(b)	305,463
567	Ulta Beauty, Inc. (a)	290,775
10,666	Warby Parker, Inc. (a)(b)	284,675

		880,913

Miscellaneous Manufacturing - 1.2%
15,185	National Vision Holdings, Inc. (a)(b)	334,677

Motor Vehicle and Parts Dealers - 12.4%
4,497	Advance Auto Parts, Inc. (b)	249,763
1,348	Asbury Automotive Group, Inc. (a)(b)	312,332
1,381	AutoNation, Inc. (a)	293,325
86	AutoZone, Inc. (a)	259,398
5,505	CarMax, Inc. (a)	315,216
3,970	Carvana Co. (a)(b)	247,569
71,286	EVgo, Inc. (a)	112,632
817	Group 1 Automotive, Inc.	234,291
8,188	MarineMax, Inc. (a)	282,240
436	Murphy USA, Inc.	264,983
2,949	O’Reilly Automotive, Inc. (a)	263,493
1,500	Penske Automotive Group, Inc. (b)	325,965
3,171	Sonic Automotive, Inc. (b)	290,400

		3,451,607

Printing and Related Support Activities - 0.6%
19,489	Arko Corp.	155,717

Professional, Scientific, and Technical Services - 1.4%
14,589	Groupon, Inc. (a)(b)	402,365

Rental and Leasing Services - 1.0%
14,765	Upbound Group, Inc.	286,293

Repair and Maintenance - 1.0%
7,350	Valvoline, Inc. (a)	282,313

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 8.0%
5,499	Build-A-Bear Workshop, Inc. (b)	186,526
27,746	Camping World Holdings, Inc.	171,748
13,361	Chewy, Inc. Class A (a)	301,959
17,653	Coupang, Inc. (a)	288,627
1,242	Dick’s Sporting Goods, Inc.	243,320
14,950	Monro, Inc. (b)	183,137
3,409	Ollie’s Bargain Outlet Holdings, Inc. (a)	250,459
8,522	Pattern Group, Inc. (a)	196,176
14,949	Savers Value Village, Inc. (a)	153,377
42,196	ThredUp, Inc. (a)	243,893

		2,219,222

Truck Transportation - 2.2%
875	Lithia Motors, Inc. Class A	337,243
6,479	Maplebear, Inc. (a)	288,963

		626,206

	TOTAL COMMON STOCKS (Cost $17,178,545)	$20,198,746

SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%

5,550,635	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$5,550,635

1,483,475	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	1,483,475

2,464,288	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	2,464,288

	TOTAL SHORT TERM INVESTMENTS (Cost $9,498,398)	$9,498,398

	TOTAL INVESTMENTS (Cost $26,676,943) - 106.6% (e)	$29,697,144

	Liabilities in Excess of Other Assets - (6.6)%	(1,827,778)

	TOTAL NET ASSETS - 100.0%	$27,869,366

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,143,386.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Retail Select Industry® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	1,081	$9,958,331	$110,293

Total return of S&P Retail Select Industry® Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	3,347	28,552,796	2,985,690

Total return of S&P Retail Select Industry® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	1,110	10,054,048	361,484

Total return of S&P Retail Select Industry® Index	SOFR + 0.7000%	Barclays	12/22/2026	1,138	9,822,380	895,007

					$58,387,555	$4,352,474

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.6%
Money Market Funds - 86.6%

161,319,708	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$161,319,708

46,535,106	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	46,535,106

45,247,975	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	45,247,975

137,687,154	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	137,687,154

	TOTAL SHORT TERM INVESTMENTS (Cost $390,789,943) (b)	$390,789,943

	TOTAL INVESTMENTS (Cost $390,789,943) - 86.6%	$390,789,943

	Other Assets in Excess of Liabilities - 13.4%	60,673,760

	TOTAL NET ASSETS - 100.0%	$451,463,703

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $255,420,587.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2000%	Total return of S&P 500® Index	BNP Paribas	12/4/2026	6,748	$46,271,846	$(3,443,792)

SOFR + 0.6500%	Total return of S&P 500® Index	Goldman Sachs	12/10/2026	46,510	337,875,245	(8,510,292)

SOFR + 0.5000%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2026	27,481	196,952,512	(6,832,452)

SOFR + 0.4900%	Total return of S&P 500® Index	J.P. Morgan	12/16/2026	12,547	85,526,751	(6,830,328)

SOFR + 0.4500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	8,522	58,588,392	(4,457,941)

SOFR + 0.5000%	Total return of S&P 500® Index	Citibank N.A.	12/22/2026	32,636	233,312,761	(8,948,989)

SOFR + 0.7000%	Total return of S&P 500® Index	Barclays	12/22/2026	46,382	346,499,319	(485,616)

					$1,305,026,826	$(39,509,410)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 74.8%
Accommodation - 0.3%
32,674	Airbnb, Inc. Class A (a)	$4,950,764
17,795	Hilton Worldwide Holdings, Inc.	5,703,120
49,794	Host Hotels & Resorts, Inc.	1,251,323
23,311	Las Vegas Sands Corp.	1,139,675
17,107	Marriott International, Inc. Class C	6,378,003
15,000	MGM Resorts International (a)	668,550
6,557	Wynn Resorts Ltd. (b)	651,176

		20,742,611

Administrative and Support Services - 1.8%
6,716	Allegion PLC ADR (Ireland)	1,057,098
36,147	Amcor PLC ADR (United Kingdom) (b)	1,622,277
7,027	Ameriprise Financial, Inc.	3,835,618
31,248	Automatic Data Processing, Inc.	8,326,342
60,570	Booking Holdings, Inc.	11,683,953
9,040	Broadridge Financial Solutions, Inc.	1,391,708
5,109	Corpay, Inc. (a)	1,952,200
9,308	Equifax, Inc.	1,606,747
2,847	FactSet Research System, Inc. (b)	749,330
5,234	Gartner, Inc. (a)	790,439
23,262	Iron Mountain, Inc.	2,845,408
12,369	Live Nation Entertainment, Inc. (a)(b)	2,153,814
11,748	Moody’s Corp.	5,620,008
24,661	Paramount Skydance Corp. (b)	196,302
16,366	Qnity Electronics, Inc.	2,146,892
22,960	Rollins, Inc.	871,791
19,501	Royal Caribbean Cruises Ltd. ADR (Liberia)	6,207,168
159,138	Uber Technologies, Inc. (a)	11,196,950
129,750	Visa, Inc. Class A	47,505,368
28,884	Waste Management, Inc.	6,543,670

		118,303,083

Air Transportation - 0.1%
51,086	Delta Air Lines, Inc.	4,466,960
38,211	Southwest Airlines Co.	1,718,348
25,375	United Continental Holdings, Inc. (a)	3,078,749

		9,264,057

Ambulatory Health Care Services - 0.1%
2,512	DaVita, Inc. (a)(b)	603,106
6,410	Labcorp Holdings, Inc.	1,981,972
8,650	Quest Diagnostics, Inc.	2,015,536
91,048	Viatris, Inc.	1,598,803

		6,199,417

Amusement, Gambling, and Recreation Industries - 0.2%
135,750	The Walt Disney Co.	13,057,792

Apparel Manufacturing - 0.1%
26,591	Cintas Corp.	5,441,316
11,097	Deckers Outdoor Corp. (a)	1,075,077
3,022	Ralph Lauren Corp.	1,149,388

		7,665,781

Beverage and Tobacco Product Manufacturing - 0.9%
130,547	Altria Group, Inc.	8,920,277
10,902	Constellation Brands, Inc. Class A	1,419,768
106,367	Keurig Dr Pepper, Inc.	3,310,141
12,543	Molson Coors Brewing Co. Class B	521,287
55,814	Monster Beverage Corp. (a)	5,379,353
106,854	PepsiCo, Inc.	14,912,544
121,850	Philip Morris International, Inc.	23,251,417

		57,714,787

Broadcasting and Content Providers - 0.2%
6,539	Charter Communications, Inc. (a)(b)	948,024
278,530	Comcast Corp. Class A	6,673,579
15,595	FOX Corp. Class A (b)	908,097
10,868	FOX Corp. Class B	564,484
4,922	TKO Group Holdings, Inc. (b)	894,869
193,760	Warner Bros Discovery, Inc. (a)	5,095,888

		15,084,941

Building Material and Garden Equipment and Supplies Dealers - 0.5%
43,786	Lowe’s Companies, Inc.	9,099,169
77,866	The Home Depot, Inc.	25,848,397
41,002	Tractor Supply Co.	1,261,632

		36,209,198

Chemical Manufacturing - 4.3%
138,128	AbbVie, Inc.	34,661,840
17,409	Air Products & Chemicals, Inc.	5,133,740
9,220	Albemarle Corp.	1,084,641
42,194	Amgen, Inc.	16,251,441
11,542	Biogen, Inc. (a)	2,342,449
12,240	Bio-Techne Corp.	882,382
159,649	Bristol-Myers Squibb Co.	10,426,676
12,010	CF Industries Holdings, Inc.	1,503,532
18,524	Church & Dwight Co., Inc.	1,830,356
9,454	Clorox Co.	903,141
62,559	Colgate-Palmolive Co.	5,711,637
10,679	DuPont de Nemours, Inc.	1,463,023
19,800	Ecolab, Inc.	5,497,074
61,844	Eli Lilly & Co.	71,048,861
97,065	Gilead Sciences, Inc.	12,638,834
13,118	Incyte Corp. (a)	1,567,863
44,211	IntercontinentalExchange, Inc.	6,741,293
19,961	International Flavors & Fragrances, Inc.	1,581,310
150,106	Kenvue, Inc.	2,888,039
25,947	Kimberly-Clark Corp.	2,836,267
36,146	Linde PLC ADR (Ireland)	17,291,523
20,185	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,253,085
193,084	Merck & Co., Inc.	25,139,537
24,848	Mosaic Co.	549,638
445,582	Pfizer, Inc.	11,144,006
17,424	PPG Industries, Inc.	1,925,700
182,048	Procter & Gamble Co.	26,304,116
7,811	Regeneron Pharmaceuticals, Inc.	5,956,903
19,843	Vertex Pharmaceuticals, Inc. (a)	9,467,095

32,772	Zoetis, Inc.	2,532,948

		288,558,950

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
8,185	Lululemon Athletica, Inc. (a)	972,951
25,184	Ross Stores, Inc.	6,322,947
86,452	TJX Companies, Inc.	13,602,357

		20,898,255

Computer and Electronic Product Manufacturing - 26.3%
127,477	Advanced Micro Devices, Inc. (a)	60,698,174
22,093	Agilent Technologies, Inc.	3,057,008
458,417	Alphabet, Inc.	163,256,046
369,506	Alphabet, Inc. Class C	131,784,315
17,920	AMETEK, Inc.	4,331,443
96,181	Amphenol Corp. Class A	15,456,287
38,166	Analog Devices, Inc.	14,022,570
1,148,247	Apple, Inc.	354,704,981
62,043	Applied Materials, Inc.	31,497,370
80,725	Arista Networks, Inc. (a)	14,558,754
370,153	Broadcom, Inc.	144,093,160
308,800	Cisco Systems, Inc.	35,817,712
49,245	Danaher Corp.	9,601,790
22,615	Dell Technologies, Inc.	9,167,443
10,657	EchoStar Corp. (a)	896,147
8,402	First Solar, Inc. (a)	1,773,074
28,827	Flex Ltd. ADR (Singapore) (a)	3,279,071
48,685	Fortinet, Inc. (a)	7,884,536
23,833	Fortive Corp.	1,411,152
35,561	GE HealthCare Technologies, Inc.	2,418,859
71,499	HP, Inc.	1,949,778
369,358	Intel Corp. (a)	33,316,092
73,480	International Business Machines Corp.	16,433,802
8,245	Jabil Circuit, Inc.	2,597,587
13,408	Keysight Technologies, Inc. (a)	4,278,225
14,563	L3Harris Technologies, Inc.	4,034,825
97,770	Lam Research Corp.	28,648,565
6,081	Lumentum Holdings, Inc. (a)	4,341,469
68,637	Marvell Technology, Inc.	12,873,556
42,306	Microchip Technology, Inc.	3,142,913
88,165	Micron Technology, Inc.	72,562,440
3,840	Monolithic Power Systems, Inc.	5,475,955
12,979	Motorola Solutions, Inc.	5,655,599
15,427	NetApp, Inc.	2,753,720
10,437	Northrop Grumman Corp.	5,661,864
1,893,527	NVIDIA Corp.	380,125,545
19,735	NXP Semiconductors NV ADR (Netherlands)	4,522,473
30,638	ON Semiconductor Corp. (a)	2,500,367
29,999	Otis Worldwide Corp.	2,158,428
63,406	Palo Alto Networks, Inc. (a)	21,040,013
82,399	Qualcomm, Inc.	12,162,916
8,723	Revvity, Inc.	981,512
7,886	Roper Technologies, Inc.	3,091,075
105,283	RTX Corp.	22,659,007
11,575	Sandisk Corp. (a)	14,061,657
17,533	Seagate Technology Holdings PLC ADR (Ireland)	15,010,527
11,761	Skyworks Solutions, Inc. (b)	732,475
44,008	Super Micro Computer, Inc. (a)(b)	1,249,827
3,622	Teledyne Technologies, Inc. (a)	2,374,475
12,238	Teradyne, Inc.	4,499,790
71,150	Texas Instruments, Inc.	19,618,901
29,050	Thermo Fisher Scientific, Inc.	16,683,415
18,219	Trimble, Inc. (a)	1,030,831
19,202	Veralto Corp.	1,808,252
30,030	Vertiv Holdings Co.	7,254,347
7,678	Waters Corp. (a)	2,896,986
26,950	Western Digital Corp.	14,683,438
3,724	Zebra Technologies Corp. Class A (a)(b)	1,094,186

		1,765,676,725

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
15,296	Coherent Corp. (a)	4,021,165
41,687	Fiserv, Inc. (a)	2,248,597

		6,269,762

Construction of Buildings - 0.1%
20,618	D.R. Horton, Inc.	2,949,611
16,829	Lennar Corp. Class A	1,385,868
215	NVR, Inc. (a)	1,321,616
14,893	PulteGroup, Inc.	1,883,518

		7,540,613

Couriers and Messengers - 0.2%
17,164	FedEx Corp.	5,276,214
58,368	United Parcel Service, Inc. Class B	6,083,113

		11,359,327

Credit Intermediation and Related Activities - 3.9%
41,606	American Express Co.	13,990,018
510,399	Bank of America Corp.	31,619,218
53,657	Bank of New York Mellon Corp.	8,388,199
48,649	Capital One Financial Corp.	10,168,127
133,332	Citigroup, Inc.	17,659,823
33,062	Citizens Financial Group, Inc.	2,368,892
17,389	Coinbase Global, Inc. (a)	2,543,315
40,411	Fidelity National Information Services, Inc.	1,809,200
70,857	Fifth Third Bancorp	4,003,421
18,175	Global Payments, Inc. (b)	1,528,154
158,478	Huntington Bancshares, Inc.	2,700,465
209,480	JPMorgan Chase & Co.	73,692,969
72,046	KeyCorp	1,627,519
11,448	M&T Bank Corp.	2,819,528
63,079	MasterCard, Inc. Class A	36,150,575
14,467	Northern Trust Corp.	2,635,743
31,394	PNC Financial Services Group, Inc.	7,844,419
66,712	Regions Financial Corp.	2,064,736
21,635	State Street Corp.	3,984,302
26,295	Synchrony Financial	1,992,898
97,398	Truist Financial Corp.	5,049,112
121,355	U.S. Bancorp	7,646,579
239,237	Wells Fargo & Co.	20,682,039

		262,969,251

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%

8,757	A.O. Smith Corp. (b)	526,558
6,301	Axon Enterprise, Inc. (a)	3,325,416
43,789	Emerson Electric Co.	6,560,468
4,600	Generac Holdings, Inc. (a)	906,706
8,700	Rockwell Automation, Inc.	4,176,696

		15,495,844

Fabricated Metal Product Manufacturing - 0.1%
20,813	Ball Corp.	1,350,764
17,802	Nucor Corp.	4,580,277
12,635	Pentair PLC ADR (Ireland)	826,834
4,050	Snap-on, Inc.	1,662,160
12,155	Stanley Black & Decker, Inc. (b)	1,149,620

		9,569,655

Food and Beverage Retailers - 0.0% (†)
44,342	Kroger Co.	2,560,307

Food Manufacturing - 0.7%
37,680	Archer-Daniels-Midland Co.	2,986,894
302,727	Coca-Cola Co.	26,515,858
41,722	General Mills, Inc.	1,491,561
22,800	Hormel Foods Corp.	570,228
19,859	McCormick & Co, Inc.	1,010,823
100,356	Mondelez International, Inc.	6,253,182
11,586	The Hershey Co.	2,028,129
8,339	The J.M. Smucker Co.	994,509
66,749	The Kraft Heinz Co.	1,725,462
22,055	Tyson Foods, Inc. Class A	1,278,308

		44,854,954

Food Services and Drinking Places - 0.6%
2,890	Casey’s General Stores, Inc.	2,517,190
100,281	Chipotle Mexican Grill, Inc. (a)	3,732,459
8,953	Darden Restaurants, Inc.	1,822,652
29,590	DoorDash, Inc. (a)	5,804,374
55,545	McDonald’s Corp.	15,032,699
89,102	Starbucks Corp.	9,377,985
21,546	Yum! Brands, Inc.	3,302,571

		41,589,930

Funds, Trusts, and Other Financial Vehicles - 0.1%
12,816	Garmin Ltd. ADR (Switzerland)	3,765,084
16,749	T. Rowe Price Group, Inc.	1,871,701

		5,636,785

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
15,320	Best Buy Co., Inc.	1,321,503

Gasoline Stations and Fuel Dealers - 0.4%
146,359	Chevron Corp.	28,807,842

General Merchandise Retailers - 4.4%
765,299	Amazon.com, Inc. (a)	207,839,902
34,683	Costco Wholesale Corp.	33,014,401
17,218	Dollar General Corp.	2,187,547
14,157	Dollar Tree, Inc. (a)	1,800,912
34,708	eBay, Inc.	3,957,059
35,507	Target Corp.	5,130,407
342,743	Walmart, Inc.	38,113,022
9,205	Williams-Sonoma, Inc.	2,104,815

		294,148,065

Health and Personal Care Retailers - 0.2%
99,749	CVS Health Corp.	10,416,788
3,406	Ulta Beauty, Inc. (a)	1,746,699

		12,163,487

Hospitals - 0.1%
12,141	HCA Healthcare, Inc.	4,887,845
4,165	Universal Health Services, Inc. Class B (b)	701,553

		5,589,398

Insurance Carriers and Related Activities - 3.0%
35,810	Aflac, Inc.	4,565,059
20,122	Allstate Corp.	5,313,818
41,449	American International Group, Inc.	3,257,062
27,202	Arch Capital Group Ltd. ADR (a)	2,734,617
20,082	Arthur J. Gallagher & Co.	5,008,852
3,871	Assurant, Inc.	1,080,744
143,326	Berkshire Hathaway, Inc. Class B (a)	73,316,982
22,787	Brown & Brown, Inc. (b)	1,604,205
36,674	Centene Corp. (a)	2,281,856
28,197	Chubb Limited ADR (Switzerland)	9,888,124
20,684	Cigna Corp.	5,771,870
12,095	Cincinnati Financial Corp.	2,149,040
16,978	Elevance Health, Inc.	6,381,012
1,984	Erie Indemnity Co. Class A (b)	480,207
3,092	Everest Re Group Ltd. ADR	1,156,872
6,068	Globe Life, Inc.	1,105,893
9,382	Humana, Inc.	3,413,735
13,192	Loews Corp.	1,530,404
37,667	Marsh & McLennan Companies, Inc.	7,145,053
42,255	MetLife, Inc.	4,061,973
15,367	Principal Financial Group, Inc.	1,747,228
45,683	Progressive Corp.	9,658,300
27,129	Prudential Financial, Inc.	3,311,908
21,433	The Hartford Insurance Group, Inc.	3,041,557
16,624	Travelers Companies, Inc.	6,223,361
70,995	UnitedHealth Group, Inc.	29,420,328
22,990	W.R. Berkley Corp.	1,667,695
7,383	Willis Towers Watson PLC ADR (Ireland)	2,480,097

		199,797,852

Leather and Allied Product Manufacturing - 0.1%
93,778	NIKE, Inc. Class B	3,911,480
15,796	Tapestry, Inc.	2,406,837

		6,318,317

Machinery Manufacturing - 1.7%
77,561	Baker Hughes Co.	4,691,665
61,036	Carrier Global Corp.	3,772,635
36,011	Caterpillar, Inc.	29,342,123
10,787	Cummins, Inc.	6,841,115
19,639	Deere & Co.	11,639,446
81,564	GE Aerospace	29,368,750
5,787	IDEX Corp.	1,333,614
27,838	Ingersoll Rand, Inc.	2,321,132
1,579	Mettler-Toledo International, Inc. (a)	2,236,338
4,144	Nordson Corp.	1,234,000

9,862	Parker Hannifin Corp.	9,630,539
17,282	Trane Technologies PLC ADR (Ireland)	7,862,446
18,578	Xylem, Inc.	2,173,069

		112,446,872

Management of Companies and Enterprises - 0.4%
136,173	Abbott Laboratories	14,393,486
16,694	Aon PLC ADR (United Kingdom)	6,019,022
10,622	Bunge Global SA ADR (Switzerland)	1,128,375
35,893	Norwegian Cruise Line Holdings Ltd. ADR (a)	665,097
41,004	Smurfit WestRock PLC ADR (Ireland)	1,884,954

		24,090,934

Merchant Wholesalers, Durable Goods - 0.7%
8,410	Builders FirstSource, Inc. (a)	558,760
69,285	Copart, Inc. (a)	2,017,579
89,750	Fastenal Co.	4,281,972
10,759	Genuine Parts Co.	1,338,097
7,569	Henry Schein, Inc. (a)	649,042
4,132	Hubbell, Inc.	1,952,577
3,080	Huntington Ingalls Industries, Inc.	1,005,466
47,697	Johnson Controls International PLC ADR (Ireland)	6,995,242
102,123	KLA-Tencor Corp.	18,670,127
2,475	Lennox International, Inc.	1,029,303
22,820	TE Connectivity PLC ADR (Ireland)	4,693,846
3,396	W.W. Grainger, Inc.	4,694,019

		47,886,030

Merchant Wholesalers, Nondurable Goods - 0.5%
13,160	Brown Forman Corp. Class B	378,087
18,311	Cardinal Health, Inc.	4,212,079
15,211	Cencora, Inc.	4,735,793
2,390	Domino’s Pizza, Inc.	830,382
20,465	Illinois Tool Works, Inc.	5,872,432
9,392	McKesson Corp.	8,041,336
37,383	Sysco Corp.	3,186,527
17,933	The Sherwin Williams Co.	6,112,463

		33,369,099

Mining (except Oil and Gas) - 0.3%
112,386	Freeport-McMoRan Copper & Gold, Inc.	7,038,735
4,694	Martin Marietta Materials, Inc.	2,465,007
83,453	Newmont Corp.	7,820,381
10,140	Vulcan Materials Co.	2,723,300

		20,047,423

Miscellaneous Manufacturing - 1.7%
40,777	3M Co.	7,188,170
5,207	Align Technology, Inc. (a)	880,816
40,378	Baxter International, Inc. (b)	1,056,288
21,539	Becton, Dickinson & Co.	3,567,289
116,204	Boston Scientific Corp. (a)	5,430,213
30,165	DexCom, Inc. (a)	2,517,269
10,526	Dover Corp.	2,153,830
45,012	Edwards Lifesciences Corp. (a)	3,874,183
19,330	Estee Lauder Companies, Inc. Class A	1,621,787
10,506	Hasbro, Inc.	986,934
5,416	Insulet Corp. (a)	895,536
27,688	Intuitive Surgical, Inc. (a)	9,783,001
188,193	Johnson & Johnson	48,243,276
100,374	Medtronic PLC ADR (Ireland)	8,570,936
11,342	ResMed, Inc.	2,392,935
11,508	Solventum Corp. (a)	983,243
7,670	Steris PLC ADR (Ireland)	1,751,828
26,978	Stryker Corp.	8,786,735
13,597	Textron, Inc. (b)	1,159,280
15,254	The Cooper Companys, Inc. (a)	1,103,169
15,123	Zimmer Biomet Holdings, Inc.	1,420,503

		114,367,221

Motion Picture and Sound Recording Industries - 0.3%
329,191	Netflix, Inc. (a)	23,606,287

Motor Vehicle and Parts Dealers - 0.2%
1,285	AutoZone, Inc. (a)	3,875,881
56,005	Carvana Co. (a)(b)	3,492,472
64,786	O’Reilly Automotive, Inc. (a)	5,788,629

		13,156,982

National Security and International Affairs - 0.0% (†)
9,834	Leidos Holdings, Inc.	1,136,810

Nonmetallic Mineral Product Manufacturing - 0.1%
61,231	Corning, Inc.	8,465,186

Oil and Gas Extraction - 1.1%
27,634	APA Corp.	1,031,301
90,134	Devon Energy Corp.	4,067,747
15,174	Diamondback Energy, Inc.	3,079,563
41,637	EOG Resources, Inc.	6,191,006
48,902	EQT Corp.	2,605,988
18,703	Expand Energy Corp.	1,758,643
324,042	ExxonMobil Holdings Corp.	50,369,088
56,769	Occidental Petroleum Corp.	3,239,807

		72,343,143

Paper Manufacturing - 0.0% (†)
6,923	Packaging Corp of America	1,701,950

Performing Arts, Spectator Sports, and Related Industries - 0.1%
17,609	Electronic Arts, Inc.	3,695,425

Petroleum and Coal Products Manufacturing - 0.5%
95,244	ConocoPhillips	11,474,997
22,823	Marathon Petroleum Corp.	7,222,795
31,342	Phillips 66	6,634,474
23,211	Valero Energy Corp.	7,262,722

		32,594,988

Pipeline Transportation - 0.2%
16,780	Targa Resources Corp.	4,536,809
95,612	Williams Cos., Inc.	6,840,082

		11,376,891

Plastics and Rubber Products Manufacturing - 0.0% (†)
5,980	Avery Dennison Corp.	1,014,986
5,522	West Pharmaceutical Services, Inc.	1,882,781

		2,897,767

Primary Metal Manufacturing - 0.2%
31,278	Howmet Aerospace, Inc.	8,828,529
10,601	Steel Dynamics, Inc.	2,663,607

		11,492,136

Professional, Scientific, and Technical Services - 3.2%
47,997	Accenture PLC Class A ADR (Ireland)	7,963,662
21,038	AppLovin Corp. (a)	8,328,944
9,988	CDW Corp.	1,476,326
3,766	Charles River Laboratories International, Inc. (a)	875,633
11,056	Ciena Corp. (a)	4,168,665
37,044	Cognizant Technology Solutions Corp. Class A	2,050,385
30,360	Eaton Corporation PLC ADR (Ireland)	12,605,472
16,517	Extra Space Storage, Inc.	2,445,177
4,409	F5 Networks, Inc. (a)	1,774,931
10,351	GoDaddy, Inc. (a)	856,442
6,168	IDEXX Laboratories, Inc. (a)	3,448,344
41,398	International Paper Co.	1,690,280
13,048	IQVIA Holdings, Inc. (a)	3,066,541
5,553	Jack Henry & Associates, Inc. (b)	855,384
9,233	Jacobs Solutions, Inc.	1,245,809
171,687	Meta Platforms, Inc.	95,579,870
27,610	Moderna, Inc. (a)	1,513,580
22,274	Omnicom Group, Inc.	1,752,964
132,662	Oracle Corp.	17,228,814
179,506	Palantir Technologies, Inc. (a)	22,090,008
25,209	Paychex, Inc.	2,945,420
9,025	PTC, Inc. (a)	1,238,230
80,625	ServiceNow, Inc. (a)	8,967,919
13,609	Take-Two Interactive Software, Inc. (a)	3,305,898
33,380	The Trade Desk, Inc. (a)	602,175
6,403	VeriSign, Inc.	1,856,998
10,246	Verisk Analytics, Inc. Class A	1,996,433
15,922	Workday, Inc. (a)	2,552,933

		214,483,237

Publishing Industries - 5.2%
31,598	Adobe, Inc. (a)	7,912,455
11,369	Akamai Technologies, Inc. (a)	1,309,481
16,507	Autodesk, Inc. (a)	3,865,939
41,840	Block, Inc. (a)	3,399,082
21,562	Cadence Design Systems, Inc. (a)	7,331,511
79,618	CrowdStrike Holdings, Inc. (a)	15,195,891
25,867	Datadog, Inc. (a)	6,931,580
1,815	Fair Isaac Corp. (a)	2,038,190
43,089	Gen Digital, Inc.	1,182,793
103,733	Hewlett Packard Enterprise Co.	4,968,811
21,619	Intuit, Inc.	6,833,117
580,748	Microsoft Corp.	269,885,211
28,526	News Corp. Class A	786,177
9,417	News Corp. Class B (b)	294,470
63,930	Salesforce, Inc.	11,764,399
14,975	Synopsys, Inc. (a)	5,821,681
3,298	Tyler Technologies, Inc. (a)	1,021,061
11,740	Veeva Systems, Inc. (a)	2,392,377

		352,934,226

Rail Transportation - 0.3%
145,271	CSX Corp.	7,321,659
46,417	Union Pacific Corp.	13,559,798

		20,881,457

Real Estate - 1.2%
12,263	Alexandria Real Estate Equities, Inc.	630,931
36,425	American Tower Corp.	6,314,638
10,859	AvalonBay Communities, Inc.	2,015,539
11,591	BXP, Inc.	812,761
7,855	Camden Property Trust	870,412
22,894	CBRE Group, Inc. Class A (a)	3,361,068
34,123	Crown Castle, Inc.	2,603,585
27,117	Digital Realty Trust, Inc.	5,112,097
26,655	Equity Residential	1,771,225
5,028	Essex Property Trust, Inc.	1,428,656
6,149	Federal Realty Investment Trust	763,029
53,895	Healthpeak Properties, Inc.	1,176,528
42,723	Invitation Homes, Inc.	1,269,728
52,724	Kimco Realty Corp.	1,343,407
9,101	Mid-America Apartment Communities, Inc.	1,204,426
72,888	Prologis, Inc.	10,540,334
12,348	Public Storage	4,002,851
72,903	Realty Income Corp. (b)	4,656,315
12,882	Regency Centers Corp.	1,034,296
25,351	Simon Property Group, Inc.	5,814,759
23,114	UDR, Inc.	882,030
38,012	Ventas, Inc. (b)	3,554,502
85,439	VICI Properties, Inc.	2,251,318
55,188	Welltower, Inc.	12,938,275
56,372	Weyerhaeuser Co.	1,410,991

		77,763,701

Rental and Leasing Services - 0.1%
4,897	United Rentals, Inc.	5,285,136

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
36,058	Apollo Global Management, Inc.	4,528,524
16,491	Ares Management Corp. (b)	2,112,332
11,308	Blackrock, Inc.	12,330,130
8,180	Cboe Global Markets, Inc.	2,537,681
127,797	Charles Schwab Corp.	13,449,356
28,328	CME Group, Inc.	7,585,955
52,241	CRH PLC ADR (Ireland)	4,963,417
56,349	Dow, Inc.	1,706,811
23,968	Franklin Resources, Inc.	811,557
23,064	Goldman Sachs Group, Inc.	23,487,916
34,829	Interactive Brokers Group, Inc. Class A	3,064,604
34,656	Invesco Ltd. ADR	1,025,818
54,047	KKR & Co., Inc.	5,481,987
93,715	Morgan Stanley	19,719,510
5,690	MSCI, Inc. Class A	3,256,046
34,930	NASDAQ OMX Group, Inc.	3,290,057
13,559	Raymond James Financial, Inc.	2,386,113
61,853	Robinhood Markets, Inc. (a)	5,353,996
23,703	S&P Global, Inc.	9,763,977
58,075	The Blackstone Group, Inc.	7,419,081

		134,274,868

Specialty Trade Contractors - 0.2%
2,746	Comfort Systems USA, Inc.	4,749,729

3,473	EMCOR Group, Inc.	2,769,474
11,734	Quanta Services, Inc.	7,830,802

		15,350,005

Support Activities for Agriculture and Forestry - 0.1%
52,289	Corteva, Inc.	4,115,667

Support Activities for Mining - 0.1%
65,310	Halliburton Co.	2,106,248
116,882	SLB Ltd. ADR	5,796,178

		7,902,426

Support Activities for Transportation - 0.2%
9,215	C.H. Robinson Worldwide, Inc.	1,361,332
8,950	Expedia, Inc.	2,637,923
10,229	Expeditors International of Washington, Inc.	1,717,347
5,824	J.B. Hunt Transport Services, Inc.	1,582,672
17,560	Norfolk Southern Corp.	5,891,029

		13,190,303

Telecommunications - 0.7%
543,205	AT&T, Inc.	12,629,516
7,712	Equinix, Inc.	7,860,688
68,953	PayPal Holdings, Inc.	3,944,801
8,290	SBA Communications Corp.	1,500,324
36,382	T-Mobile US, Inc.	6,283,535
326,434	Verizon Communications, Inc.	15,280,376

		47,499,240

Transportation Equipment Manufacturing - 2.0%
16,544	Aptiv PLC ADR (a)	934,240
61,630	Boeing Co. (a)	13,320,708
8,514	Fedex Freight Holding Co., Inc. (a)	1,196,472
305,979	Ford Motor Co.	4,491,772
19,844	General Dynamics Corp.	7,608,587
70,491	General Motors Co.	6,263,830
24,770	Honeywell International, Inc.	6,020,349
15,864	Lockheed Martin Corp.	9,244,587
41,148	Paccar, Inc.	5,459,517
220,097	Tesla, Inc. (a)	68,496,387
4,372	TransDigm Group, Inc.	5,484,149
13,263	Wabtec Corp.	3,857,676

		132,378,274

Truck Transportation - 0.1%
24,770	Honeywell Aerospace, Inc. (a)	5,120,950
14,308	Old Dominion Freight Line, Inc.	3,035,299

		8,156,249

Utilities - 2.1%
55,753	AES Corp.	818,454
20,189	Alliant Energy Corp. (b)	1,428,977
21,634	Ameren Corp.	2,371,303
42,538	American Electric Power Co., Inc.	5,438,483
15,267	American Water Works Co., Inc.	2,048,373
13,050	Atmos Energy Corp.	2,254,779
51,146	CenterPoint Energy, Inc. (b)	2,150,178
24,150	CMS Energy Corp.	1,738,559
28,814	Consolidated Edison, Inc.	3,136,404
24,994	Constellation Energy Corp.	6,567,174
68,759	Dominion Energy, Inc. (b)	4,756,060
16,263	DTE Energy Co.	2,307,232
60,947	Duke Energy Corp.	7,644,582
30,083	Edison International	2,207,190
35,797	Entergy Corp.	3,852,473
18,022	Evergy, Inc.	1,496,006
29,399	Eversource Energy	2,104,674
79,994	Exelon Corp.	3,665,325
40,699	FirstEnergy Corp.	1,966,169
21,011	GE Vernova, Inc.	20,806,983
153,065	Kinder Morgan, Inc.	4,925,632
163,032	NextEra Energy, Inc.	14,170,742
37,481	NiSource, Inc.	1,665,281
16,495	NRG Energy, Inc.	2,215,114
49,253	ONEOK, Inc.	4,472,665
172,169	PG&E Corp.	2,992,297
9,476	Pinnacle West Capital Corp. (b)	956,981
58,819	PPL Corp.	2,071,017
38,958	Public Service Enterprise Group, Inc.	2,987,299
51,103	Sempra Energy	4,525,171
88,136	Southern Co.	8,332,377
4,530	Texas Pacific Land Corp.	1,823,687
24,779	Vistra Corp.	3,672,000
25,465	WEC Energy Group, Inc.	2,786,380
48,810	Xcel Energy, Inc.	3,816,942

		140,172,963

Waste Management and Remediation Services - 0.0% (†)
15,634	Republic Services, Inc.	3,291,739

Water Transportation - 0.0% (†)
100,575	Carnival Corp. Ltd. ADR	2,796,991

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
31,924	CoStar Group, Inc. (a)	918,134

Wood Product Manufacturing - 0.0% (†)
15,772	Masco Corp.	1,127,383

	TOTAL COMMON STOCKS (Cost $4,356,031,370)	$5,032,565,632

SHORT TERM INVESTMENTS - 22.8%
Money Market Funds - 22.8%
453,157,486	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$453,157,486

687,136,486	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	687,136,486

257,175,221	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	257,175,221

139,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.59% (c)	139,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,536,469,193)	$1,536,469,193

	TOTAL INVESTMENTS (Cost $5,892,500,563) - 97.6% (e)	$6,569,034,825

	Other Assets in Excess of Liabilities - 2.4%	156,729,153

	TOTAL NET ASSETS - 100.0%	$6,725,763,978

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,292,688,891.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.8900%	BNP Paribas	12/4/2026	289,960	$1,980,340,143	$166,026,553

Total return of S&P 500® Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	435,554	3,118,420,961	105,021,778

Total return of S&P 500® Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	407,919	2,883,801,529	132,745,873

Total return of S&P 500® Index	SOFR + 0.7800%	J.P. Morgan	12/16/2026	390,000	2,677,105,969	194,346,536

Total return of S&P 500® Index	SOFR + 0.7900%	UBS Securities LLC	12/17/2026	172,877	1,215,594,456	64,440,828

Total return of S&P 500® Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	153,279	1,017,908,231	118,783,721

Total return of S&P 500® Index	SOFR + 0.9000%	Barclays	12/22/2026	172,469	1,183,402,639	98,857,461

					$14,076,573,928	$880,222,750

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® High Beta Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.0%

Money Market Funds - 104.0%

10,941,934	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$10,941,934

6,020,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	6,020,489

6,542,241	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	6,542,241

	TOTAL SHORT TERM INVESTMENTS (Cost $23,504,664) (b)	$23,504,664

	TOTAL INVESTMENTS (Cost $23,504,664) - 104.0%	$23,504,664

	Liabilities in Excess of Other Assets - (4.0)%	(908,898)

	TOTAL NET ASSETS - 100.0%	$22,595,766

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,089,453.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.8000%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2026	272	$9,216,130	$266,739

SOFR + 0.5900%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2026	289	9,959,841	499,168

SOFR + 0.0000%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2026	302	10,178,152	268,227

SOFR + 0.3500%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/22/2026	348	11,978,384	542,510

SOFR + 0.4500%	Total return of S&P 500® High Beta Index	Barclays	12/22/2026	844	29,099,094	1,333,462

					$70,431,601	$2,910,106

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P 500® High Beta Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.6%

Administrative and Support Services - 0.7%

1,671	Royal Caribbean Cruises Ltd. ADR (Liberia)	$531,879

Air Transportation - 2.5%

7,396	Delta Air Lines, Inc.	646,706

9,943	Southwest Airlines Co.	447,137

6,411	United Continental Holdings, Inc. (a)	777,847

		1,871,690

Apparel Manufacturing - 1.1%

3,876	Deckers Outdoor Corp. (a)	375,507

1,110	Ralph Lauren Corp.	422,177

		797,684

Chemical Manufacturing - 1.2%

2,307	Albemarle Corp.	271,395

8,362	Bio-Techne Corp.	602,817

		874,212

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.5%

3,408	Lululemon Athletica, Inc. (a)	405,109

Computer and Electronic Product Manufacturing - 22.2%

1,554	Advanced Micro Devices, Inc. (a)	739,937

3,356	Amphenol Corp. Class A	539,309

977	Analog Devices, Inc.	358,960

1,410	Applied Materials, Inc.	715,815

4,188	Arista Networks, Inc. (a)	755,306

1,311	Broadcom, Inc.	510,346

1,990	Dell Technologies, Inc.	806,686

1,809	First Solar, Inc. (a)	381,753

5,302	Intel Corp. (a)	478,240

1,318	Jabil Circuit, Inc.	415,236

1,317	Keysight Technologies, Inc. (a)	420,228

2,429	Lam Research Corp.	711,746

791	Lumentum Holdings, Inc. (a)	564,726

4,671	Microchip Technology, Inc.	347,009

1,053	Micron Technology, Inc.	866,651

393	Monolithic Power Systems, Inc.	560,430

2,364	NVIDIA Corp.	474,573

1,536	NXP Semiconductors NV ADR (Netherlands)	351,990

5,277	ON Semiconductor Corp. (a)	430,656

2,236	Qualcomm, Inc.	330,056

4,421	Revvity, Inc. (b)	497,451

692	Sandisk Corp. (a)	840,662

728	Seagate Technology Holdings PLC ADR (Ireland)	623,263

5,980	Skyworks Solutions, Inc. (b)	372,434

22,658	Super Micro Computer, Inc. (a)(b)	643,487

1,922	Teradyne, Inc.	706,700

6,516	Trimble, Inc. (a)	368,675

1,914	Vertiv Holdings Co.	462,365

1,338	Western Digital Corp.	728,996

2,279	Zebra Technologies Corp. Class A (a)	669,616

		16,673,302

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%

2,259	Coherent Corp. (a)	593,869

Credit Intermediation and Related Activities - 3.3%

2,309	Capital One Financial Corp.	482,604

3,313	Citigroup, Inc.	438,807

4,552	Coinbase Global, Inc. (a)(b)	665,776

5,573	Global Payments, Inc. (b)	468,578

5,708	Synchrony Financial	432,609

		2,488,374

Electrical Equipment, Appliance, and Component Manufacturing - 1.0%

2,882	Emerson Electric Co.	431,781

1,763	Generac Holdings, Inc. (a)	347,505

		779,286

Fabricated Metal Product Manufacturing - 0.8%

6,268	Stanley Black & Decker, Inc. (b)	592,827

Food Services and Drinking Places - 0.6%

2,432	DoorDash, Inc. (a)	477,061

General Merchandise Retailers - 1.3%

1,547	Amazon.com, Inc. (a)	420,134

2,254	Williams-Sonoma, Inc.	515,400

		935,534

Leather and Allied Product Manufacturing - 0.6%

2,891	Tapestry, Inc.	440,502

Machinery Manufacturing - 1.6%

471	Caterpillar, Inc.	383,775

623	Cummins, Inc.	395,107

5,297	Ingersoll Rand, Inc.	441,664

		1,220,546

Management of Companies and Enterprises - 0.9%

36,070	Norwegian Cruise Line Holdings Ltd. ADR (a)	668,377

Merchant Wholesalers, Durable Goods - 1.9%

5,697	Builders FirstSource, Inc. (a)	378,509

3,420	KLA-Tencor Corp.	625,244

2,061	TE Connectivity PLC ADR (Ireland)	423,927

		1,427,680

Mining (except Oil and Gas) - 0.7%

8,273	Freeport-McMoRan Copper & Gold, Inc.	518,138

Miscellaneous Manufacturing - 1.2%

2,712	Align Technology, Inc. (a)	458,762

5,594	Estee Lauder Companies, Inc. Class A	469,337

		928,099

Motor Vehicle and Parts Dealers - 0.7%

7,855	Carvana Co. (a)	489,838

Nonmetallic Mineral Product Manufacturing - 0.5%

2,962	Corning, Inc.	409,497

Professional, Scientific, and Technical Services - 5.5%

1,483	AppLovin Corp. (a)	587,120

2,375	Charles River Laboratories International, Inc. (a)	552,211

1,211	Ciena Corp. (a)	456,607

961	Eaton Corporation PLC ADR (Ireland)	399,007

667	IDEXX Laboratories, Inc. (a)	372,900

738	Meta Platforms, Inc.	410,852

10,501	Moderna, Inc. (a)(b)	575,665

2,372	Oracle Corp.	308,052

4,040	Palantir Technologies, Inc. (a)	497,162

		4,159,576

Publishing Industries - 3.9%
7,600	Block, Inc. (a)	617,424
1,197	Cadence Design Systems, Inc. (a)	407,004
2,757	Datadog, Inc. (a)	738,793
15,272	Hewlett Packard Enterprise Co.	731,529
1,009	Synopsys, Inc. (a)	392,259

		2,887,009

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.7%
3,110	Apollo Global Management, Inc.	390,585
3,706	Ares Management Corp. (b)	474,702
3,352	CRH PLC ADR (Ireland)	318,473
442	Goldman Sachs Group, Inc.	450,124
6,321	Interactive Brokers Group, Inc. Class A	556,185
17,180	Invesco Ltd. ADR	508,528
4,753	KKR & Co., Inc.	482,097
2,002	Morgan Stanley	421,261
10,998	Robinhood Markets, Inc. (a)	951,987
3,443	The Blackstone Group, Inc.	439,843

		4,993,785

Specialty Trade Contractors - 1.2%
310	Comfort Systems USA, Inc.	536,204
491	EMCOR Group, Inc.	391,538

		927,742

Support Activities for Transportation - 0.7%
1,706	Expedia, Inc.	502,826

Telecommunications - 0.7%
8,481	PayPal Holdings, Inc.	485,198

Transportation Equipment Manufacturing - 1.2%
7,529	Aptiv PLC ADR (a)	425,162
1,465	Tesla, Inc. (a)	455,923

		881,085

Truck Transportation - 0.5%
1,920	Old Dominion Freight Line, Inc.	407,309

Utilities - 2.2%
1,293	Constellation Energy Corp.	339,736
451	GE Vernova, Inc.	446,621
3,508	NRG Energy, Inc.	471,089
2,875	Vistra Corp.	426,046

		1,683,492

Water Transportation - 0.9%
23,394	Carnival Corp. Ltd. ADR	650,586

	TOTAL COMMON STOCKS (Cost $42,219,861)	$50,702,112

SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%

6,002,873	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$6,002,873

754,281	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	754,281

20,264,447	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	20,264,447

	TOTAL SHORT TERM INVESTMENTS (Cost $27,021,601)	$27,021,601

	TOTAL INVESTMENTS (Cost $69,241,462) - 103.6% (e)	$77,723,713

	Liabilities in Excess of Other Assets - (3.6)%	(2,699,371)

	TOTAL NET ASSETS - 100.0%	$75,024,342

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,298,490.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® High Beta Index	SOFR + 1.0000%	Bank of America Merrill Lynch	12/11/2026	740	$24,811,754	$(440,976)

Total return of S&P 500® High Beta Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	2,213	74,590,577	(2,275,828)

Total return of S&P 500® High Beta Index	SOFR + 0.4300%	UBS Securities LLC	12/17/2026	1,020	27,730,505	5,360,814

Total return of S&P 500® High Beta Index	SOFR + 0.7700%	Citibank N.A.	12/22/2026	773	21,552,050	3,552,193

Total return of S&P 500® High Beta Index	SOFR + 0.6800%	Barclays	12/22/2026	542	15,304,455	2,352,793

					$163,989,341	$8,548,996

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P Biotech Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 137.5%
Money Market Funds - 137.5%

21,934,342	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$21,934,342

9,771,117	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	9,771,117

14,257,306	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	14,257,306

28,588,202	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	28,588,202

	TOTAL SHORT TERM INVESTMENTS (Cost $74,550,967) (b)	$74,550,967

	TOTAL INVESTMENTS (Cost $74,550,967) - 137.5%	$74,550,967

	Liabilities in Excess of Other Assets - (37.5)%	(20,341,267)

	TOTAL NET ASSETS - 100.0%	$54,209,700

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,955,168.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.7500%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2026	1,388	$17,536,947	$1,613,605

SOFR + 0.5000%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2026	2,051	19,640,089	(3,451,163)

SOFR + 0.3900%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2026	3,569	38,108,638	(2,645,602)

SOFR + 0.3000%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2026	1,189	11,190,285	(2,230,070)

SOFR + 0.2500%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/22/2026	2,571	30,337,664	772,873

SOFR + 0.5300%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2026	3,360	37,515,761	(842,235)

					$154,329,384	$(6,782,592)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily S&P Biotech Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.1%
Administrative and Support Services - 1.0%
215,077	Hyperliquid Strategies, Inc. (a)	$1,335,628
13,627	Inhibrx Biosciences, Inc. (a)	1,118,096
97,971	Tango Therapeutics, Inc. (a)	2,662,852

		5,116,576

Ambulatory Health Care Services - 2.0%
77,714	ARS Pharmaceuticals, Inc. (a)(b)	398,673
38,851	CareDx, Inc. (a)	1,698,177
15,588	Natera, Inc. (a)	4,173,843
167,199	Ovid therapeutics, Inc. (a)	371,182
22,009	Sionna Therapeutics, Inc. (a)(b)	1,037,284
50,707	Veracyte, Inc. (a)	2,348,748

		10,027,907

Apparel Manufacturing - 0.2%
240,493	Sana Biotechnology, Inc. (a)	752,743

Chemical Manufacturing - 43.9%
15,001	AbbVie, Inc.	3,764,351
134,777	Acadia Pharmaceuticals Inc. (a)	3,486,681
45,865	Achieve Life Sciences, Inc. (a)	294,453
264,044	ADMA Biologics, Inc. (a)	2,233,812
67,945	Agios Pharmaceuticals, Inc. (a)	2,039,709
76,970	Alkermes PLC ADR (Ireland) (a)	3,770,760
11,586	Alnylam Pharmaceuticals, Inc. (a)	2,381,155
275,123	Altimmune, Inc. (a)	781,349
9,994	Amgen, Inc.	3,849,289
124,896	Arbutus Biopharma Corp. ADR (Canada) (a)	542,049
87,676	Arcus Biosciences, Inc. (a)	2,471,586
98,745	Arcutis Biotherapeutics, Inc. (a)	2,652,291
47,707	Arrowhead Pharmaceuticals, Inc. (a)	4,038,398
68,958	Avalo Therapeutics, Inc. (a)	1,258,483
114,427	Beam Therapeutics, Inc. (a)(b)	2,920,177
37,261	Bicara Therapeutics, Inc. (a)	1,009,773
324,702	BioCryst Pharmaceuticals, Inc. (a)	2,915,824
17,370	Biogen, Inc. (a)	3,525,241
128,814	Biohaven Ltd. ADR (a)	1,738,989
60,076	BioMarin Pharmaceutical, Inc. (a)	3,605,762
27,634	BridgeBio Oncology Therapeutics, Inc. (a)	223,559
50,063	BridgeBio Pharma, Inc. (a)	4,009,546
73,804	Capricor Therapeutics, Inc. (a)	284,145
68,644	Celldex Therapeutics, Inc. (a)	2,612,591
107,533	Cogent Biosciences, Inc. (a)	4,186,260
232,413	Compass Therapeutics, Inc. (a)	443,909
99,617	Corvus Pharmaceuticals, Inc. (a)	1,320,921
270,617	CytomX Therapeutics, Inc. (a)	838,913
24,293	Damora Therapeutics, Inc. ADR (a)	704,254
117,771	Denali Therapeutics, Inc. (a)(b)	2,711,088
44,156	Dianthus Therapeutics, Inc. (a)(b)	4,721,160
57,978	Emergent BioSolutions Inc. (a)	418,601
31,615	First Tracks Biotherapeutics, Inc. (a)	1,392,325
741,331	Geron Corp. (a)	956,317
27,780	Gilead Sciences, Inc.	3,617,234
48,308	GRAIL, Inc. (a)	3,311,996
47,863	Halozyme Therapeutics, Inc. (a)	3,950,612
423,471	ImmunityBio, Inc. (a)(b)	3,036,287
101,669	Immunome, Inc. (a)	2,313,986
32,018	Incyte Corp. (a)	3,826,791
36,726	Insmed, Inc. (a)	3,621,184
195,077	Intellia Therapeutics, Inc. (a)	2,083,422
46,023	Ionis Pharmaceuticals, Inc. (a)	2,382,611
186,886	Ironwood Pharmaceuticals, Inc. (a)	790,528
52,113	Jade Biosciences, Inc. (a)	1,029,232
65,529	Janux Therapeutics, Inc. (a)	994,075
10,801	Krystal Biotech, Inc. (a)(b)	3,684,437
7,159	Madrigal Pharmaceuticals, Inc. (a)	3,345,544
289,432	MannKind Corp. (a)(b)	1,131,679
16,937	MapLight Therapeutics, Inc. (a)(b)	220,520
95,578	Mineralys Therapeutics, Inc. (a)(b)	2,439,151
35,899	Mirum Pharmaceuticals, Inc. (a)	3,803,499
71,823	Monte Rosa Therapeutics, Inc. (a)	1,186,516
102,468	Myriad Genetics, Inc. (a)	293,058
20,978	Neurocrine Biosciences, Inc. (a)	3,499,130
255,116	Novavax, Inc. (a)(b)	1,867,449
92,322	Olema Pharmaceuticals, Inc. (a)	1,057,087
110,953	ORIC Pharmaceuticals, Inc. (a)	1,228,250
52,700	Oruka Therapeutics, Inc. (a)(b)	5,086,077
49,385	Prothena Corp. PLC ADR (Ireland) (a)	401,006
46,006	PTC Therapeutics, Inc. (a)	3,128,868
5,608	Regeneron Pharmaceuticals, Inc.	4,276,829
66,560	REGENXBIO, Inc. (a)	644,966
93,330	Replimune Group, Inc. (a)	1,045,296
39,370	Rhythm Pharmaceuticals, Inc. (a)	3,907,472
22,093	Rigel Pharmaceuticals, Inc. (a)	813,243
118,777	Roivant Sciences Ltd. ADR (Ireland) (a)	4,027,728
151,157	Sarepta Therapeutics, Inc. (a)	2,246,193
108,602	Savara, Inc. (a)	592,967
76,534	Scholar Rock Holding Corp. (a)	3,619,676
293,250	SELLAS Life Sciences Group, Inc. (a)(b)	2,935,433
87,747	Solid Biosciences, Inc. (a)	707,241
44,942	Spyre Therapeutics, Inc. (a)(b)	4,419,147
53,472	Stoke Therapeutics, Inc. (a)	1,543,202
252,586	Summit Therapeutics, Inc. (a)(b)	3,288,670
119,538	Syndax Pharmaceuticals, Inc. (a)(b)	2,277,199
189,117	Taysha Gene Therapies, Inc. (a)	1,108,226
72,380	TG Therapeutics, Inc. (a)	3,765,931
72,196	Travere Therapeutics, Inc. (a)	4,035,034
49,791	Twist Bioscience Corp. (a)	4,558,366
47,312	Tyra Biosciences, Inc. (a)	1,508,307
124,269	Ultragenyx Pharmaceutical, Inc. (a)	3,095,541
81,217	uniQure N.V. ADR (Netherlands) (a)	3,543,498
6,202	United Therapeutics Corp. (a)	3,210,837
77,872	Vanda Pharmaceuticals, Inc. (a)	397,147
89,811	Vera Therapeutics, Inc. (a)	2,882,933
115,157	Verastem, Inc. (a)	667,911
40,581	Vericel Corp. (a)	1,865,103
7,744	Vertex Pharmaceuticals, Inc. (a)	3,694,662
121,599	Viking Therapeutics, Inc. (a)(b)	3,859,552
132,937	Viridian Therapeutics, Inc. (a)	2,515,168
65,912	Xencor, Inc. (a)(b)	1,332,082

45,855	Zenas Biopharma, Inc. (a)(b)	1,441,681

		217,261,191

Merchant Wholesalers, Durable Goods - 0.7%
140,706	Dyne Therapeutics, Inc. (a)	3,542,977

Merchant Wholesalers, Nondurable Goods - 2.7%
178,606	Cabaletta Bio, Inc. (a)	478,664
14,020	Praxis Precision Medicines, Inc. (a)	4,315,777
31,902	Protagonist Therapeutics, Inc. (a)	4,359,089
213,661	Relay Therapeutics, Inc. (a)	4,023,237

		13,176,767

Miscellaneous Manufacturing - 0.3%
100,475	MiMedx Group, Inc. (a)	414,962
475,253	Ocugen, Inc. (a)(b)	584,561
137,152	Perspective Therapeutics, Inc. (a)	399,112

		1,398,635

Professional, Scientific, and Technical Services - 14.7%
54,661	4D Molecular Therapeutics, Inc. (a)	556,449
175,722	Absci Corp. (a)(b)	1,367,117
412,615	Allogene Therapeutics, Inc. (a)	775,716
26,728	AnaptysBio, Inc. (a)(b)	1,426,206
211,825	Annexon, Inc. (a)	1,079,248
40,796	Apogee Therapeutics, Inc. (a)	5,470,336
252,024	Ardelyx, Inc. (a)	1,247,519
29,803	ArriVent Biopharma, Inc. (a)	888,725
68,772	Candel Therapeutics, Inc. (a)	688,408
38,241	Celcuity, Inc. (a)	3,303,258
61,441	CG Oncology, Inc. (a)	4,373,985
68,253	Crispr Therapeutics AG ADR (Switzerland) (a)	3,275,461
80,791	Cullinan Therapeutics, Inc. (a)	1,333,052
50,312	Cytokinetics, Inc. (a)	3,880,565
252,386	Erasca, Inc. (a)	4,580,806
64,176	Exelixis, Inc. (a)	3,403,253
78,418	IDEAYA Biosciences, Inc. (a)	2,783,839
71,495	Immix Biopharma, Inc. (a)	594,838
50,808	Kodiak Sciences, Inc. (a)	2,112,597
104,499	Kura Oncology, Inc. (a)	941,536
43,133	Kymera Therapeutics, Inc. (a)(b)	4,459,952
82,556	Lexeo Therapeutics, Inc. (a)	340,956
73,372	Moderna, Inc. (a)	4,022,253
83,566	Nurix Therapeutics, Inc. (a)	1,939,567
13,887	Palvella Therapeutics, Inc. (a)(b)	1,930,848
240,763	Precigen, Inc. (a)(b)	1,509,584
177,588	Prime Medicine, Inc. (a)(b)	518,557
750,099	Recursion Pharmaceuticals, Inc. (a)(b)	2,250,297
23,402	Revolution Medicines, Inc. (a)	4,388,577
33,403	Sagimet Biosciences, Inc. (a)	237,495
74,294	Vaxcyte, Inc. (a)	4,017,820
168,048	Vir Biotechnology, Inc. (a)(b)	1,455,296
59,675	Vor BioPharma, Inc. (a)(b)	1,262,126

		72,416,242

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
32,477	Disc Medicine, Inc. (a)	2,500,729
87,318	Immunovant, Inc. (a)	3,372,221

		5,872,950

Support Activities for Transportation - 0.4%
492,493	Iovance Biotherapeutics, Inc. (a)	2,004,447

	TOTAL COMMON STOCKS (Cost $308,970,332)	$331,570,435

SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%

78,386,408	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$78,386,408

26,472,640	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	26,472,640

73,297,612	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	73,297,612

	TOTAL SHORT TERM INVESTMENTS (Cost $178,156,660)	$178,156,660

	TOTAL INVESTMENTS (Cost $487,126,992) - 103.1% (e)	$509,727,095
	Liabilities in Excess of Other Assets - (3.1)%	(15,359,319)

	TOTAL NET ASSETS - 100.0%	$494,367,776

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at July 31, 2026.

(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $365,973,174.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6400%	BNP Paribas	12/4/2026	2,129	$20,426,818	$3,494,657

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.9500%	Goldman Sachs	12/10/2026	1,388	13,096,266	2,502,802

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	23,421	228,850,994	36,070,022

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6000%	J.P. Morgan	12/16/2026	15,766	154,697,514	23,961,093

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	25,717	242,035,803	47,595,121

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6400%	Citibank N.A.	12/22/2026	7,004	83,237,191	(2,650,729)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7700%	Barclays	12/22/2026	24,634	262,525,523	19,153,194

					$1,004,870,109	$130,126,160

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Semiconductor Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.7%
Money Market Funds - 104.7%

463,769,328	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$463,769,328

844,834,335	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	844,834,335

151,885,261	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	151,885,261

229,043,209	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	229,043,209

	TOTAL SHORT TERM INVESTMENTS (Cost $1,689,532,133) (b)	$1,689,532,133

	TOTAL INVESTMENTS (Cost $1,689,532,133) - 104.7%	$1,689,532,133

	Liabilities in Excess of Other Assets - (4.7)%	(75,942,480)

	TOTAL NET ASSETS - 100.0%	$1,613,589,653

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,541,727,723.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.1500%	Total return of ICE Semiconductor Index	BNP Paribas	12/4/2026	187,273	$423,767,877	$(55,053,146)

SOFR + 2.3000%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2026	857,391	2,094,684,737	(112,717,471)

SOFR + 0.7500%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2026	102,432	313,786,762	51,039,101

SOFR + 0.3300%	Total return of ICE Semiconductor Index	Societe Generale	12/14/2026	100,000	152,679,001	(101,793,182)

SOFR + 3.9000%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2026	183,095	513,779,140	44,829,350

SOFR + 0.5000%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2026	69,919	127,885,347	(50,264,353)

SOFR + 2.7500%	Total return of ICE Semiconductor Index	Citibank N.A.	12/22/2026	85,650	258,559,031	40,050,297

SOFR + 4.0000%	Total return of ICE Semiconductor Index	Barclays	12/22/2026	294,349	787,928,265	31,551,574

					$4,673,070,160	$(152,357,830)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Semiconductor Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 68.9%
Computer and Electronic Product Manufacturing - 62.6%
2,375,141	Advanced Micro Devices, Inc. (a)	$1,130,923,387
1,480,973	Analog Devices, Inc.	544,124,290
1,361,891	Applied Materials, Inc.	691,391,204
4,597,230	ASE Technology Holding Co., Ltd. ADR (Taiwan) (b)	161,684,579
1,066,584	Astera Labs, Inc. (a)	331,952,938
2,743,814	Broadcom, Inc.	1,068,111,914
1,261,558	Credo Technology Group Holding Ltd. ADR (a)	261,129,891
7,731,162	Intel Corp. (a)	697,350,812
1,926,470	Lam Research Corp.	564,494,239
525,907	MACOM Technology Solutions Holdings, Inc. (a)	132,234,056
2,989,820	Marvell Technology, Inc.	560,770,639
4,052,400	Microchip Technology, Inc.	301,052,796
1,262,882	Micron Technology, Inc.	1,039,389,773
361,069	Monolithic Power Systems, Inc.	514,895,226
5,805,635	NVIDIA Corp.	1,165,481,226
1,906,766	NXP Semiconductors NV ADR (Netherlands)	436,954,497
2,971,361	ON Semiconductor Corp. (a)	242,492,771
2,441,168	Qualcomm, Inc.	360,340,809
818,275	Rambus, Inc. (a)	74,487,573
1,142,713	Skyworks Solutions, Inc.	71,168,166
1,797,257	STMicroelectronics NV ADR (Netherlands)	94,158,294
1,522,527	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	615,481,540
1,185,557	Teradyne, Inc.	435,917,453
2,004,723	Texas Instruments, Inc.	552,782,320
6,372,415	United Microelectronics Corp. ADR (Taiwan)	121,267,058

		12,170,037,451

Machinery Manufacturing - 2.1%
197,024	ASML Holding NV ADR (Netherlands)	320,952,096
242,031	Nova Ltd. ADR (Israel) (a)	94,602,657

		415,554,753

Management of Companies and Enterprises - 0.5%
379,822	ARM Holdings PLC ADR (United Kingdom) (a)	91,039,535

Merchant Wholesalers, Durable Goods - 3.7%
1,155,259	Entegris, Inc.	137,533,584
3,189,256	KLA-Tencor Corp.	583,059,782

		720,593,366

	TOTAL COMMON STOCKS (Cost $12,913,586,643)	$13,397,225,105

SHORT TERM INVESTMENTS - 55.5%
Money Market Funds - 55.5%

1,304,618,929	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$1,304,618,929

2,327,563,674	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	2,327,563,674

625,230,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	625,230,000

5,548,412,108	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	5,548,412,108

982,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.59% (c)	982,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $10,787,824,711)	$10,787,824,711

	TOTAL INVESTMENTS (Cost $23,701,411,354) - 124.4% (e)	$24,185,049,816

	Liabilities in Excess of Other Assets - (24.4)%	(4,739,852,132)

	TOTAL NET ASSETS - 100.0%	$19,445,197,684

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,293,740,819.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of ICE Semiconductor Index	SOFR + 4.0000%	BNP Paribas	12/4/2026	1,425,015	$3,198,054,298	$435,255,035

Total return of ICE Semiconductor Index	SOFR + 4.0000%	Goldman Sachs	12/10/2026	1,393,525	3,579,069,931	3,137,189

Total return of ICE Semiconductor Index	SOFR + 4.6500%	Bank of America Merrill Lynch	12/11/2026	3,511,426	10,464,039,805	(1,490,855,773)

Total return of common shares of ICE Semiconductor Index	SOFR + 7.0000%	Nomura	12/11/2026	665,000	1,920,386,915	(233,976,579)

Total return of ICE Semiconductor Index	SOFR + 0.5300%	Societe Generale	12/14/2026	100,000	152,679,000	101,594,739

Total return of ICE Semiconductor Index	SOFR + 4.2500%	J.P. Morgan	12/15/2026	3,712,455	11,122,269,042	(1,652,396,856)

Total return of ICE Semiconductor Index	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	1,152,148	2,487,254,879	450,077,961

Total return of ICE Semiconductor Index	SOFR + 7.0000%	Citibank N.A.	12/22/2026	2,883,569	8,341,133,095	(1,005,519,473)

Total return of ICE Semiconductor Index	SOFR + 7.0000%	Barclays	12/22/2026	2,609,522	7,308,158,387	(640,290,801)

					$48,573,045,352	$(4,032,974,558)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Small Cap Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.7%
Money Market Funds - 109.7%

139,313,433	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$139,313,433

37,790,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	37,790,000

20,244,210	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	20,244,210

58,572,468	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	58,572,468

	TOTAL SHORT TERM INVESTMENTS (Cost $255,920,111) (b)	$255,920,111

	TOTAL INVESTMENTS (Cost $255,920,111) - 109.7%	$255,920,111

	Liabilities in Excess of Other Assets - (9.7)%	(22,589,712)

	TOTAL NET ASSETS - 100.0%	$233,330,399

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $154,289,685.

Short Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3400%	Total return of Russell 2000® Index	BNP Paribas	12/4/2026	38,121	$112,884,175	$1,263,088

SOFR + 0.3000%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2026	22,822	63,730,221	(2,752,613)

SOFR + 0.2000%	Total return of Russell 2000® Index	Societe Generale	12/14/2026	51,000	130,124,307	(17,199,511)

SOFR + 0.3300%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2026	29,283	81,087,246	(4,175,009)

SOFR + 0.2100%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2026	41,878	117,321,204	(4,732,290)

SOFR + 0.4000%	Total return of Russell 2000® Index	Citibank N.A.	12/22/2026	22,712	63,008,511	(2,992,267)

SOFR + 0.4100%	Total return of Russell 2000® Index	Barclays	12/22/2026	32,951	95,686,386	(437,619)

					$663,842,050	$(31,026,221)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Small Cap Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 69.7%

3,171,986	iShares Russell 2000 ETF (a)(b)	$923,682,324

	TOTAL INVESTMENT COMPANIES (Cost $738,776,091)	$923,682,324

SHORT TERM INVESTMENTS - 29.2%
Money Market Funds - 29.2%

219,981,030	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$219,981,030

21,050,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	21,050,000

83,075,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	83,075,000

62,567,043	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	62,567,043

	TOTAL SHORT TERM INVESTMENTS (Cost $386,673,073)	$386,673,073

	TOTAL INVESTMENTS (Cost $1,125,449,164) - 98.9% (e)	$1,310,355,397

	Other Assets in Excess of Liabilities - 1.1%	14,821,106

	TOTAL NET ASSETS - 100.0%	$1,325,176,503

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $964,544,785.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	SOFR + 0.5900%	BNP Paribas	12/4/2026	69,492	$190,103,560	$11,768,723

Total return of Russell 2000® Index	SOFR + 0.5000%	Bank of America Merrill Lynch	12/11/2026	189,250	483,854,354	61,546,793

Total return of Russell 2000® Index	SOFR + 0.4100%	Societe Generale	12/14/2026	55,000	140,330,136	18,361,078

Total return of Russell 2000® Index	SOFR + 0.6000%	J.P. Morgan	12/16/2026	203,307	532,226,264	55,366,957

Total return of Russell 2000® Index	SOFR + 0.6400%	UBS Securities LLC	12/17/2026	62,824	156,575,941	24,594,041

Total return of Russell 2000® Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	233,257	588,411,422	85,967,062

Total return of Russell 2000® Index	SOFR + 0.6500%	Barclays	12/22/2026	227,979	600,928,319	61,324,241

					$2,692,429,996	$318,928,895

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Technology Bear 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.6%
Money Market Funds - 109.6%

35,276,336	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$35,276,336

13,836,442	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	13,836,442

13,188,704	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	13,188,704

18,136,462	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	18,136,462

	TOTAL SHORT TERM INVESTMENTS (Cost $80,437,944) (b)	$80,437,944

	TOTAL INVESTMENTS (Cost $80,437,944) - 109.6%	$80,437,944

	Liabilities in Excess of Other Assets - (9.6)%	(7,022,569)

	TOTAL NET ASSETS - 100.0%	$73,415,375

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,355,065.

Short Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3500%	Total return of Technology Select Sector Index	BNP Paribas	12/4/2026	10,763	$33,738,975	$(3,940,571)

SOFR + 0.7500%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2026	10,716	36,176,061	(1,267,120)

SOFR + 0.5000%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2026	5,696	21,008,583	979,173

SOFR + 0.3300%	Total return of Technology Select Sector Index	Societe Generale	12/14/2026	5,000	14,459,601	(2,886,550)

SOFR + 0.6000%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2026	4,397	12,593,140	(2,645,607)

SOFR + 0.4500%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2026	2,396	6,720,109	(1,597,669)

SOFR + 0.6600%	Total return of Technology Select Sector Index	Citibank N.A.	12/22/2026	8,058	26,570,199	(1,650,981)

SOFR + 0.6000%	Total return of Technology Select Sector Index	Barclays	12/22/2026	15,353	52,151,656	(2,039,549)

					$203,418,324	$(15,048,874)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Technology Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 68.5%
Administrative and Support Services - 0.2%
16,359	Gartner, Inc. (a)	$2,470,536
51,142	Qnity Electronics, Inc.	6,708,808

		9,179,344

Computer and Electronic Product Manufacturing - 50.3%
310,864	Advanced Micro Devices, Inc. (a)	148,017,894
300,545	Amphenol Corp. Class A	48,297,581
119,267	Analog Devices, Inc.	43,819,888
1,469,543	Apple, Inc.	453,956,528
193,880	Applied Materials, Inc.	98,427,060
252,254	Arista Networks, Inc. (a)	45,494,009
473,725	Broadcom, Inc.	184,411,668
964,954	Cisco Systems, Inc.	111,925,014
70,668	Dell Technologies, Inc.	28,646,687
26,251	First Solar, Inc. (a)	5,539,749
89,825	Flex Ltd. ADR (Singapore) (a)	10,217,594
152,138	Fortinet, Inc. (a)	24,638,749
223,422	HP, Inc.	6,092,718
1,154,174	Intel Corp. (a)	104,106,495
229,614	International Business Machines Corp.	51,353,171
25,774	Jabil Circuit, Inc.	8,120,099
41,896	Keysight Technologies, Inc. (a)	13,368,176
305,515	Lam Research Corp.	89,522,005
19,008	Lumentum Holdings, Inc. (a)	13,570,572
213,899	Marvell Technology, Inc.	40,118,896
132,199	Microchip Technology, Inc.	9,821,064
155,381	Micron Technology, Inc.	127,883,224
12,001	Monolithic Power Systems, Inc.	17,113,786
40,554	Motorola Solutions, Inc.	17,671,405
48,208	NetApp, Inc.	8,605,128
2,423,386	NVIDIA Corp.	486,494,740
61,678	NXP Semiconductors NV ADR (Netherlands)	14,134,130
95,739	ON Semiconductor Corp. (a)	7,813,260
198,124	Palo Alto Networks, Inc. (a)	65,743,487
257,491	Qualcomm, Inc.	38,008,247
24,653	Roper Technologies, Inc.	9,663,236
36,183	Sandisk Corp. (a)	43,956,194
54,784	Seagate Technology Holdings PLC ADR (Ireland)	46,902,226
36,740	Skyworks Solutions, Inc. (b)	2,288,167
137,491	Super Micro Computer, Inc. (a)(b)	3,904,744
11,317	Teledyne Technologies, Inc. (a)	7,419,086
38,242	Teradyne, Inc.	14,061,201
222,339	Texas Instruments, Inc.	61,307,756
56,945	Trimble, Inc. (a)	3,221,948
84,204	Western Digital Corp.	45,877,707
11,635	Zebra Technologies Corp. Class A (a)(b)	3,418,596

		2,564,953,885

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
47,794	Coherent Corp. (a)	12,564,565

Merchant Wholesalers, Durable Goods - 1.4%
319,119	KLA-Tencor Corp.	58,341,335
71,313	TE Connectivity PLC ADR (Ireland)	14,668,371

		73,009,706

Nonmetallic Mineral Product Manufacturing - 0.5%
191,327	Corning, Inc.	26,450,958

Professional, Scientific, and Technical Services - 4.4%
149,986	Accenture PLC Class A ADR (Ireland)	24,885,677
31,210	CDW Corp.	4,613,150
34,544	Ciena Corp. (a)	13,024,815
115,766	Cognizant Technology Solutions Corp. Class A	6,407,648
13,783	F5 Networks, Inc. (a)	5,548,622
32,346	GoDaddy, Inc. (a)	2,676,308
414,545	Oracle Corp.	53,836,959
560,931	Palantir Technologies, Inc. (a)	69,028,169
28,217	PTC, Inc. (a)	3,871,373
251,944	ServiceNow, Inc. (a)	28,023,731
20,010	VeriSign, Inc.	5,803,300
49,764	Workday, Inc. (a)	7,979,160

		225,698,912

Publishing Industries - 11.4%
98,744	Adobe, Inc. (a)	24,726,485
35,512	Akamai Technologies, Inc. (a)	4,090,272
51,582	Autodesk, Inc. (a)	12,080,504
67,381	Cadence Design Systems, Inc. (a)	22,910,888
248,732	CrowdStrike Holdings, Inc. (a)	47,472,990
80,819	Datadog, Inc. (a)	21,657,067
5,665	Fair Isaac Corp. (a)	6,361,625
134,643	Gen Digital, Inc.	3,695,950
324,153	Hewlett Packard Enterprise Co.	15,526,929
67,560	Intuit, Inc.	21,353,689
743,254	Microsoft Corp.	345,404,999
199,846	Salesforce, Inc.	36,775,661
46,800	Synopsys, Inc. (a)	18,193,968
10,302	Tyler Technologies, Inc. (a)	3,189,500

		583,440,527

	TOTAL COMMON STOCKS (Cost $2,470,166,916)	$3,495,297,897

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%

723,212,090	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$723,212,090

320,393,766	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	320,393,766

61,350,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	61,350,000

192,188,158	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	192,188,158

360,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.59% (c)	360,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,657,144,014)	$1,657,144,014

	TOTAL INVESTMENTS (Cost $4,127,310,930) - 101.0% (e)	$5,152,441,911

	Liabilities in Excess of Other Assets - (1.0)%	(50,924,671)

	TOTAL NET ASSETS - 100.0%	$5,101,517,240

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,942,602,663.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Technology Select Sector Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	428,129	$1,189,654,715	$305,690,956

Total return of Technology Select Sector Index	SOFR + 0.9500%	Goldman Sachs	12/10/2026	563,084	1,656,541,018	294,109,562

Total return of Technology Select Sector Index	SOFR + 1.5000%	Bank of America Merrill Lynch	12/11/2026	626,896	2,110,516,683	85,857,592

Total return of Technology Select Sector Index	SOFR + 0.7400%	Societe Generale	12/14/2026	100,000	289,191,999	56,936,487

Total return of Technology Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	83,667	239,624,798	50,051,414

Total return of Technology Select Sector Index	SOFR + 0.8500%	UBS Securities LLC	12/17/2026	571,366	1,822,926,777	175,571,596

Total return of Technology Select Sector Index	SOFR + 1.0000%	Citibank N.A.	12/22/2026	451,379	1,313,006,897	250,081,530

Total return of Technology Select Sector Index	SOFR + 0.8500%	Barclays	12/22/2026	520,487	1,892,548,924	(60,403,579)

					$10,514,011,811	$1,157,895,558

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Transportation Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 44.2%
Administrative and Support Services - 6.5%
1,637	RXO, Inc. (a)	$33,149
15,855	Uber Technologies, Inc. (a)	1,115,558

		1,148,707

Air Transportation - 7.1%
1,107	Alaska Air Group, Inc. (a)	52,527
223	Allegiant Travel Co. (a)	21,872
6,565	American Airlines Group, Inc. (a)	100,248
4,484	Delta Air Lines, Inc.	392,081
844	Frontier Group Holdings, Inc. (a)	5,697
2,955	JetBlue Airways Corp. (a)	17,819
394	SkyWest, Inc. (a)	42,146
4,851	Southwest Airlines Co.	218,149
3,222	United Continental Holdings, Inc. (a)	390,925

		1,241,464

Couriers and Messengers - 4.4%
1,073	FedEx Corp.	329,840
4,204	United Parcel Service, Inc. Class B	438,141

		767,981

Management of Companies and Enterprises - 0.4%
998	U-Haul Holding Co.	62,455

Merchant Wholesalers, Nondurable Goods - 0.0%
1,173	FTAI Infrastructure, Inc.	4,375

Rail Transportation - 11.8%
14,473	CSX Corp.	729,439
4,625	Union Pacific Corp.	1,351,102

		2,080,541

Rental and Leasing Services - 0.7%
168	Avis Budget Group, Inc. (a)	23,090
1,254	Hertz Global Holdings, Inc. (a)	1,988
384	Ryder System, Inc.	98,465

		123,543

Support Activities for Transportation - 7.7%
1,170	C.H. Robinson Worldwide, Inc.	172,844
1,299	Expeditors International of Washington, Inc.	218,089
1,142	GXO Logistics, Inc. (a)	57,283
601	Hub Group, Inc.	27,964
739	J.B. Hunt Transport Services, Inc.	200,823
301	Matson, Inc.	60,980
1,110	Norfolk Southern Corp.	372,383
1,165	XPO, Inc. (a)	234,130

		1,344,496

Transit and Ground Passenger Transportation - 0.3%
3,769	Lyft, Inc. (a)	59,776

Transportation Equipment Manufacturing - 1.1%
1,079	Fedex Freight Holding Co., Inc. (a)	151,632
6,151	Joby Aviation, Inc. (a)	43,980

		195,612

Truck Transportation - 3.4%
221	ArcBest Corp.	31,901
150	Covenant Logistics Group Inc.	5,328
454	Heartland Express, Inc.	5,552
1,613	Knight-Swift Transportation Holdings, Inc. Class A	112,152
574	Marten Transport Ltd.	8,489
1,454	Old Dominion Freight Line, Inc.	308,452
265	Saia, Inc. (a)	92,122
493	Schneider National, Inc.	17,620
595	Werner Enterprises, Inc.	22,265

		603,881

Warehousing and Storage - 0.3%
337	Landstar System, Inc.	58,898

Water Transportation - 0.5%
380	Genco Shipping & Trading Ltd. ADR	9,705
530	Kirby Corp. (a)	69,504

		79,209

	TOTAL COMMON STOCKS (Cost $6,191,777)	$7,770,938

SHORT TERM INVESTMENTS - 53.7%
Money Market Funds - 53.7%
4,177,818	Dreyfus Government Cash Management Institutional Shares, 3.56% (c)(d)	$4,177,818
2,210,652	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	2,210,652
2,940,658	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (c)	2,940,658

116,727	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (c)	116,727

	TOTAL SHORT TERM INVESTMENTS (Cost $9,445,855)	$9,445,855

	TOTAL INVESTMENTS (Cost $15,637,632) - 97.9% (e)	$17,216,793

	Other Assets in Excess of Liabilities - 2.1%	361,217

	TOTAL NET ASSETS - 100.0%	$17,578,010

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,090,466.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	2,058	$15,937,708	$(1,866)

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	998	7,856,468	(158,631)

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.9500%	Citibank N.A.	12/22/2026	207	1,414,552	158,591

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.7000%	Barclays	12/22/2026	2,542	19,686,622	(2,959)

					$44,895,350	$(4,865)

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Direxion Daily Utilities Bull 3X ETF
Schedule of Investments (Unaudited)
July 31, 2026

Shares		Fair Value
COMMON STOCKS - 77.5%
Utilities - 77.5%
15,130	AES Corp.	$222,108
5,479	Alliant Energy Corp.	387,804
5,872	Ameren Corp.	643,630
11,544	American Electric Power Co., Inc.	1,475,900
4,143	American Water Works Co., Inc.	555,866
3,542	Atmos Energy Corp.	611,987
13,879	CenterPoint Energy, Inc.	583,473
6,554	CMS Energy Corp.	471,822
7,819	Consolidated Edison, Inc.	851,098
6,782	Constellation Energy Corp.	1,781,971
18,659	Dominion Energy, Inc.	1,290,643
4,413	DTE Energy Co.	626,072
16,541	Duke Energy Corp.	2,074,738
8,165	Edison International	599,066
9,715	Entergy Corp.	1,045,528
4,891	Evergy, Inc.	406,002
7,979	Eversource Energy	571,217
21,708	Exelon Corp.	994,661
11,045	FirstEnergy Corp.	533,584
44,244	NextEra Energy, Inc.	3,845,688
10,172	NiSource, Inc.	451,942
4,476	NRG Energy, Inc.	601,082
46,724	PG&E Corp.	812,063
2,572	Pinnacle West Capital Corp.	259,746
15,962	PPL Corp.	562,022
10,573	Public Service Enterprise Group, Inc.	810,738
13,868	Sempra Energy	1,228,011
23,918	Southern Co.	2,261,208
6,725	Vistra Corp.	996,578
6,910	WEC Energy Group, Inc.	756,092
13,245	Xcel Energy, Inc.	1,035,759

		29,348,099

	TOTAL COMMON STOCKS (Cost $27,682,870)	$29,348,099

SHORT TERM INVESTMENTS - 25.1%
Money Market Funds - 25.1%

9,006,498	Dreyfus Government Cash Management Institutional Shares, 3.56% (a)	$9,006,498

236,653	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	236,653

182,242	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.56% (a)	182,242

63,487	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57% (a)	63,487

	TOTAL SHORT TERM INVESTMENTS (Cost $9,488,880)	$9,488,880

	TOTAL INVESTMENTS (Cost $37,171,750) - 102.6% (b)	$38,836,979

	Liabilities in Excess of Other Assets - (2.6)%	(967,450)

	TOTAL NET ASSETS - 100.0%	$37,869,529

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,555,879.

Long Total Return Swap Contracts (Unaudited)
July 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Utilities Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2026	3,875	$3,335,871	$103,289

Total return of Utilities Select Sector Index	SOFR + 0.7000%	J.P. Morgan	12/16/2026	12,285	10,988,075	(30,535)

Total return of Utilities Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	53,115	45,712,092	1,520,560

Total return of Utilities Select Sector Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	500	428,700	15,019

Total return of Utilities Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	24,105	21,261,107	239,170

					$81,725,845	$1,847,503

SOFR - Secured Overnight Financing Rate was 3.65% as of July 31, 2026.

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2026:

	Asset Class					Liability Class
			Level 1		Level 2	Level 2

Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts	Total Return Swap Contracts	Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$-	$-	$199,980,413	$4,662,139	$-	$-
Direxion GOOGL Defined Income Boost ETF	-	213,678	1,799,794	-	113,236	(44,465)
Direxion HCM Tactical Enhanced US ETF	-	447,928,885	101,314,537	-	38,736,658	(3,847,256)
Direxion META Defined Income Boost ETF	-	185,385	1,802,416	-	-	(111,451)
Direxion MU Defined Income Boost ETF	-	205,758	1,794,890	-	5,036	(948)
Direxion NASDAQ-100® Equal Weighted Index ETF	-	1,334,114,395	1,021,781	-	-	-
Direxion NVDA Defined Income Boost ETF	-	205,768	1,798,081	-	32,748	(250)
Direxion PLTR Defined Income Boost ETF	-	196,896	1,802,363	-	2,432	(7,429)
Direxion TSLA Defined Income Boost ETF	-	233,408	1,769,438	-	20,840	(256)
Direxion Daily AAPL Bear 1X ETF	-	-	31,296,955	-	1,603,520	(321,608)
Direxion Daily AAPL Bull 2X ETF	-	19,724,830	162,561,099	-	10,239,530	(17,978,649)
Direxion Daily ADBE Bull 2X ETF	-	498,566	4,701,754	-	26,381	(116,892)
Direxion Daily AI and Big Data Bear 2X ETF	-	-	8,085,706	-	427,199	(162,148)
Direxion Daily AI and Big Data Bull 2X ETF	-	17,715,472	4,969,059	-	1,819,813	-
Direxion Daily AMD Bear 1X ETF	-	-	16,947,860	-	1,209,345	(13,393)
Direxion Daily AMD Bull 2X ETF	-	14,141,179	111,340,355	-	1,607,752	(2,584,819)
Direxion Daily AMZN Bear 1X ETF	-	-	8,617,517	-	9,970	(644,759)
Direxion Daily AMZN Bull 2X ETF	-	25,869,082	270,010,013	-	48,146,632	-
Direxion Daily ASML Bull 2X ETF	-	1,580,130	15,089,984	-	1,410,431	(1,313,683)
Direxion Daily AVGO Bear 1X ETF	-	-	6,654,722	-	582,022	(36,645)
Direxion Daily AVGO Bull 2X ETF	-	33,376,089	180,439,906	-	1,712,568	(24,548,078)
Direxion Daily BA Bull 2X ETF	-	3,595,057	18,885,404	-	199,683	(1,007,766)
Direxion Daily BABA Bull 2X ETF	-	12,225	5,407,530	-	1,443,778	-
Direxion Daily Biotech Top 5 Bull 2X ETF	-	1,012,802	1,469,942	-	88,552	-
Direxion Daily Bitcoin Bull 2X ETF	-	-	4,578,561	-	16,254	(339,517)
Direxion Daily BRKB Bull 2X ETF	-	4,462,164	37,375,432	-	3,533,767	(66,760)
Direxion Daily COIN Bull 2X ETF	-	611,367	5,022,269	-	-	(744,287)
Direxion Daily CSCO Bear 1X ETF	-	-	1,943,760	-	10,304	(275,433)
Direxion Daily CSCO Bull 2X ETF	-	1,402,551	12,029,508	-	1,860,309	-
Direxion Daily CSI 300 China A Share Bull 2X ETF	42,102,047	-	68,318,180	-	4,719,757	-
Direxion Daily CSI China Internet Index Bull 2X ETF	136,676,559	-	138,151,678	-	2,665,356	(20,851,957)
Direxion Daily Energy Bear 2X ETF	-	-	44,386,831	-	630,155	(5,509,121)
Direxion Daily Energy Bull 2X ETF	-	164,921,604	65,323,015	-	35,849,470	-
Direxion Daily Energy Top 5 Bull 2X ETF	-	1,284,004	1,451,547	-	81,217	(34,186)
Direxion Daily Ether Bull 2X ETF	-	-	2,369,926	-	191,683	(70,503)
Direxion Daily Gold Bull 2X ETF	-	-	3,365,796	-	-	(453,777)
Direxion Daily Gold Miners Index Bear 2X ETF	-	-	65,370,802	-	30,506,576	-
Direxion Daily Gold Miners Index Bull 2X ETF	441,310,331	-	526,799,493	-	-	(149,954,568)
Direxion Daily GOOGL Bear 1X ETF	-	-	19,901,321	-	491,089	(412,991)
Direxion Daily GOOGL Bull 2X ETF	-	177,926,110	926,810,294	-	57,411,124	(77,580,355)
Direxion Daily HOOD Bull 2X ETF	-	164,637	9,782,351	-	1,322,733	(911,749)
Direxion Daily INTC Bull 2X ETF	-	10,095,004	62,884,066	-	-	(11,335,284)
Direxion Daily Junior Gold Miners Index Bear 2X ETF	-	-	29,456,389	-	9,802,157	-
Direxion Daily Junior Gold Miners Index Bull 2X ETF	134,044,413	-	329,756,000	-	-	(101,617,490)
Direxion Daily LLY Bull 2X ETF	-	2,756,067	16,046,605	-	180,506	(1,426,970)
Direxion Daily LMT Bull 2X ETF	-	1,064,084	7,776,727	-	621,623	(174,172)
Direxion Daily Magnificent 7 Bear 1X ETF	-	-	35,626,183	-	741,048	(29,934)
Direxion Daily Magnificent 7 Bull 2X ETF	-	28,724,700	14,596,652	-	5,099,344	(508,474)
Direxion Daily META Bear 1X ETF	-	-	10,971,220	-	1,034,770	-
Direxion Daily META Bull 2X ETF	-	67,011,739	382,766,226	-	-	(88,248,473)
Direxion Daily MRVL Bull 2X ETF	-	9,338,800	75,434,295	-	4,827,379	(2,629,221)
Direxion Daily MSCI Brazil Bull 2X ETF	50,364,210	-	58,943,700	-	16,369,466	-
Direxion Daily MSCI India Bull 2X ETF	33,934,616	-	27,103,131	-	973,392	(4,340,526)
Direxion Daily MSFT Bear 1X ETF	-	-	6,922,863	-	69,728	(514,650)
Direxion Daily MSFT Bull 2X ETF	-	84,368,058	645,431,831	-	52,871,672	(14,045,708)
Direxion Daily MU Bear 1X ETF	-	-	60,917,315	-	8,193,381	(3,419,731)
Direxion Daily MU Bull 2X ETF	-	425,966,584	4,252,921,958	-	-	(1,507,288,921)
Direxion Daily NFLX Bear 1X ETF	-	-	4,807,891	-	1,019,726	(78,881)
Direxion Daily NFLX Bull 2X ETF	-	20,554,596	138,739,025	-	-	(33,612,849)
Direxion Daily NVDA Bear 1X ETF	-	-	21,076,903	-	842,663	(49,050)
Direxion Daily NVDA Bull 2X ETF	-	67,008,744	442,755,345	-	32,308,313	(4,868,087)
Direxion Daily NYSE FANG+ Bull 2X ETF	-	41,592,356	76,019,359	-	9,477,066	-
Direxion Daily ORCL Bear 1X ETF	-	-	11,898,671	-	1,076,312	(269,852)
Direxion Daily ORCL Bull 2X ETF	-	15,185,180	121,166,548	-	-	(25,103,465)
Direxion Daily PANW Bear 1X ETF	-	-	2,692,887	-	18,330	(304,649)
Direxion Daily PANW Bull 2X ETF	-	3,933,181	27,173,663	-	2,274,564	(946,631)
Direxion Daily PLTR Bear 1X ETF	-	-	34,651,255	-	6,375,056	-
Direxion Daily PLTR Bull 2X ETF	-	73,003,253	384,674,132	-	-	(84,696,695)
Direxion Daily PYPL Bull 2X ETF	-	314,656	2,405,606	-	75,174	(40,987)
Direxion Daily QCOM Bear 1X ETF	-	-	2,116,547	-	468,103	-
Direxion Daily QCOM Bull 2X ETF	-	4,221,646	24,873,157	-	-	(11,166,054)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	10,181,996	-	15,115,143	-	155,410	(1,387,019)
Direxion Daily S&P 500® Bear 1X ETF	-	-	237,770,840	-	1,284,438	(8,603,508)
Direxion Daily S&P 500® Bull 2X ETF	-	242,866,315	19,016,027	-	20,864,741	-
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	-	-	105,693,840	-	360,677	(4,330,267)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	-	168,401,744	75,906,978	-	49,115,232	-
Direxion Daily Semiconductors Top 5 Bear 2X ETF	-	-	1,776,902	-	62,563	(288,134)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	-	1,793,623	13,231,951	-	1,807,634	(817,896)
Direxion Daily SHOP Bull 2X ETF	-	1,148,188	9,190,743	-	315,130	(542,499)
Direxion Daily Silver Bull 2X ETF	-	-	8,158,883	-	299,541	(946,358)
Direxion Daily SK Hynix Bull 2X ETF	-	-	21,045,579	-	-	(2,189,389)

	Asset Class					Liability Class
			Level 1		Level 2	Level 2

Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts	Total Return Swap Contracts	Total Return Swap Contracts
Direxion Daily SOFI Bull 2X ETF	-	1,094,189	7,280,631	-	61,876	(371,025)
Direxion Daily SpaceX Bull 2X ETF	-	-	54,830,967	-	-	(30,805,017)
Direxion Daily Technology Top 5 Bear 2X ETF	-	-	1,674,606	-	4,192	(204,134)
Direxion Daily Technology Top 5 Bull 2X ETF	-	1,603,527	2,385,575	-	251,958	-
Direxion Daily TSLA Bear 1X ETF	-	-	84,426,510	-	14,899,516	(288,638)
Direxion Daily TSLA Bull 2X ETF	-	477,624,257	4,308,163,911	-	-	(1,694,948,625)
Direxion Daily TSM Bear 1X ETF	-	-	3,271,405	-	72,947	(231,304)
Direxion Daily TSM Bull 2X ETF	-	81,491,140	506,863,735	-	31,042,538	(706,668)
Direxion Daily TXN Bull 2X ETF	-	302,487	4,166,937	-	260,486	(143,522)
Direxion Daily UNH Bull 2X ETF	-	538,720	3,917,660	-	-	(130,893)
Direxion Daily Uranium Industry Bull 2X ETF	18,761,074	-	15,350,935	-	-	(5,398,363)
Direxion Daily XOM Bull 2X ETF	-	1,677,042	8,078,172	-	169,009	(151,103)
Direxion Daily 20+ Year Treasury Bear 3X ETF	-	-	184,361,656	-	31,526,123	-
Direxion Daily 20+ Year Treasury Bull 3X ETF	1,462,191,479	-	987,680,869	-	-	(308,476,984)
Direxion Daily 7-10 Year Treasury Bear 3X ETF	-	-	12,248,192	-	1,303,383	-
Direxion Daily 7-10 Year Treasury Bull 3X ETF	23,051,972	-	11,308,715	-	-	(2,727,998)
Direxion Daily Aerospace & Defense Bull 3X ETF	-	250,953,054	126,473,567	-	73,405,130	-
Direxion Daily Consumer Discretionary Bull 3X ETF	-	11,307,794	8,266,404	-	866,079	(127,028)
Direxion Daily Dow Jones Internet Bear 3X ETF	-	-	8,806,271	-	147,559	(464,032)
Direxion Daily Dow Jones Internet Bull 3X ETF	-	60,386,069	29,575,124	-	14,233,913	(550,993)
Direxion Daily Financial Bear 3X ETF	-	-	93,190,324	-	-	(5,365,869)
Direxion Daily Financial Bull 3X ETF	-	1,582,407,768	770,369,593	-	282,689,554	-
Direxion Daily FTSE China Bear 3X ETF	-	-	90,676,527	-	8,696,280	(4,450,473)
Direxion Daily FTSE China Bull 3X ETF	391,050,671	-	410,888,002	-	31,695,353	(47,974,757)
Direxion Daily FTSE Europe Bull 3X ETF	23,344,680	-	42,089,169	-	2,720,579	(277,316)
Direxion Daily Healthcare Bull 3X ETF	-	115,245,934	59,242,109	-	22,867,717	-
Direxion Daily Homebuilders & Supplies Bull 3X ETF	-	400,736,439	161,637,474	-	15,416,752	(23,906,742)
Direxion Daily Industrials Bull 3X ETF	-	42,918,886	14,046,644	-	10,942,295	-
Direxion Daily Mid Cap Bull 3X ETF	-	52,267,408	16,713,308	-	12,919,706	-
Direxion Daily MSCI Emerging Markets Bear 3X ETF	-	-	21,147,553	-	1,425,054	(2,320,778)
Direxion Daily MSCI Emerging Markets Bull 3X ETF	13,335,719	-	141,814,692	-	27,423,193	(7,170,343)
Direxion Daily MSCI Mexico Bull 3X ETF	8,888,530	-	14,946,128	-	3,991,807	-
Direxion Daily MSCI South Korea Bull 3X ETF	722,996,351	-	823,658,785	-	140,149,263	(303,042,439)
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	-	15,492,167	6,717,164	-	5,031,292	(470,800)
Direxion Daily Real Estate Bear 3X ETF	-	-	30,333,333	-	61,879	(4,885,470)
Direxion Daily Real Estate Bull 3X ETF	-	31,670,816	14,116,152	-	6,971,085	(304,852)
Direxion Daily Regional Banks Bull 3X ETF	-	288,589,078	137,464,580	-	114,494,282	-
Direxion Daily Retail Bull 3X ETF	-	20,198,746	9,498,398	-	4,352,474	-
Direxion Daily S&P 500® Bear 3X ETF	-	-	390,789,943	-	-	(39,509,410)
Direxion Daily S&P 500® Bull 3X ETF	-	5,032,565,632	1,536,469,193	-	880,222,750	-
Direxion Daily S&P 500® High Beta Bear 3X ETF	-	-	23,504,664	-	2,910,106	-
Direxion Daily S&P 500® High Beta Bull 3X ETF	-	50,702,112	27,021,601	-	11,265,800	(2,716,804)
Direxion Daily S&P Biotech Bear 3X ETF	-	-	74,550,967	-	2,386,478	(9,169,070)
Direxion Daily S&P Biotech Bull 3X ETF	-	331,570,435	178,156,660	-	132,776,889	(2,650,729)
Direxion Daily Semiconductor Bear 3X ETF	-	-	1,689,532,133	-	167,470,322	(319,828,152)
Direxion Daily Semiconductor Bull 3X ETF	-	13,397,225,105	10,787,824,711	-	990,064,924	(5,023,039,482)
Direxion Daily Small Cap Bear 3X ETF	-	-	255,920,111	-	1,263,088	(32,289,309)
Direxion Daily Small Cap Bull 3X ETF	923,682,324	-	386,673,073	-	318,928,895	-
Direxion Daily Technology Bear 3X ETF	-	-	80,437,944	-	979,173	(16,028,047)
Direxion Daily Technology Bull 3X ETF	-	3,495,297,897	1,657,144,014	-	1,218,299,137	(60,403,579)
Direxion Daily Transportation Bull 3X ETF	-	7,770,938	9,445,855	-	158,591	(163,456)
Direxion Daily Utilities Bull 3X ETF	-	29,348,099	9,488,880	-	1,878,038	(30,535)